UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Intermediate Municipal
Income Fund

1.837322.107

ALIM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,333
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,001
5.5% 1/1/22	2,300	2,300
		6,634
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,758
5% 10/1/17 (FSA Insured)	10,000	11,331
5% 10/1/18 (FSA Insured)	2,500	2,845
5.25% 10/1/20 (FSA Insured)	6,695	7,579
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,570
6% 1/1/27	1,400	1,547
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,848
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,473
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,350
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,906
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,765
5% 7/1/20	2,550	2,721
5% 7/1/21	1,505	1,603
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,112
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,237
Series 2011 C, 5% 7/1/21	1,000	1,175
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,554
5% 7/1/18	7,665	8,904
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2011 B: - continued
5% 7/1/25	$ 2,000	$ 2,220
Series 2012 A:
5% 7/1/22	500	580
5% 7/1/23	1,100	1,255
		95,947
California - 14.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,878
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,482
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,485
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,028
Series AM, 5% 12/1/19	5,015	5,973
Series AI:
5% 12/1/20	5,000	6,007
5% 12/1/25	2,195	2,511
5% 12/1/29	4,865	5,368
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,077
Series 2004 A:
5% 7/1/15	4,775	4,948
5.25% 7/1/14	3,900	4,046
Series 2009 A:
5% 7/1/15	8,990	9,316
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,432
5% 7/1/18	4,510	5,280
5% 7/1/19	7,625	9,075
5.25% 7/1/14	3,445	3,574
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,108
Series 2009 B, 5% 7/1/20	5,600	6,534
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2013, 5.25% 2/1/28	1,735	1,739
5% 10/1/13	1,550	1,550
5% 3/1/19	1,470	1,685
5% 9/1/21	6,115	7,206
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,200	$ 2,336
5% 6/1/27 (AMBAC Insured)	1,800	1,870
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	1,900	1,907
5.25% 12/1/33	110	112
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,490
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,319
5.5% 8/1/30	10,000	11,035
5.5% 11/1/33	16,630	16,666
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	4,725	4,745
6% 3/1/33	12,375	14,549
6% 4/1/38	7,500	8,538
6% 11/1/39	35,800	41,125
6.5% 4/1/33	150	178
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,538
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,510
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	5,981
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,384
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,099
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,236
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,134
Series 2011 D, 5% 8/15/35	3,000	3,066
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.95%, tender 11/1/13 (b)(c)	4,900	4,900
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,420
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,566
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,807
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,910
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,132
5% 11/1/24	1,000	1,121
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,532
5.25% 10/1/25	4,000	4,473
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,655
Series 2012 A:
5% 4/1/22	2,100	2,416
5% 4/1/23	5,000	5,621
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,829
5% 12/1/21	2,500	2,909
Series 2005 K, 5% 11/1/16	7,195	7,845
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,253
Series 2009 G1, 5.75% 10/1/30	2,100	2,322
Series 2009 I, 6.125% 11/1/29	1,300	1,512
Series 2010 A, 5.75% 3/1/30	4,100	4,531
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,051
Series 2009 A:
5.75% 11/1/25	5,000	5,682
5.75% 11/1/28	5,000	5,603
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,218
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	693
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.492%, tender 12/12/15 (b)	14,800	14,839
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.42%, tender 7/1/14 (b)	$ 40,735	$ 40,758
Series 2011 A2, 0.42%, tender 7/1/14 (b)	18,185	18,195
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,066
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,561
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,547
5.875% 1/15/27	1,000	1,006
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,115
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,552
Series 2010 C, 5.25% 8/1/39	3,700	3,958
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,506
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	11,600	13,742
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,576
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,747
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,540
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.22%, tender 5/1/15 (b)	25,000	24,967
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,149
5% 7/1/23	3,800	4,313
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,371
5% 7/1/20	2,000	2,241
5% 7/1/21	1,500	1,650
5% 7/1/22	2,250	2,447
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	$ 2,250	$ 2,590
Series 2013, 6.25% 8/1/28	1,860	1,999
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,513
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,489
Poway Unified School District Series B:
0% 8/1/36	12,950	3,630
0% 8/1/37	16,850	4,416
0% 8/1/38	4,650	1,138
0% 8/1/40	2,240	483
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,947
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,543
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	812
5.25% 7/1/21	700	813
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,300
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,165
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,356
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,423
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,493
5.25% 8/1/26	2,200	2,317
5.5% 8/1/20	2,000	2,273
Series 2009 B, 5% 8/1/18	7,355	8,211
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,740
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,715
5% 5/15/22	2,000	2,282
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	840
0% 7/1/39	7,200	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 C: - continued
0% 7/1/46	$ 20,405	$ 3,079
0% 7/1/47	13,000	1,851
Series 2008 E, 0% 7/1/49	4,500	571
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,487
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,173
0% 8/1/37	2,000	555
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,273
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,604
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	403
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,894
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,212
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,087
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	180
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,909
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,650
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	798
Series 2009 O, 5.25% 5/15/39	1,900	1,997
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,831
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,386
		692,495
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,096
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	$ 11,100	$ 8,672
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,161
5% 11/15/14 (Escrowed to Maturity)	60	63
Series 2006 F:
5% 11/15/13	395	397
5% 11/15/13 (Escrowed to Maturity)	890	895
5% 11/15/14	420	441
5% 11/15/14 (Escrowed to Maturity)	935	985
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,122
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,185
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,473
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,066
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,066
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,282
Series 2010 A:
0% 9/1/35	2,000	574
0% 9/1/37	3,000	756
0% 9/1/38	3,760	888
		31,663
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,740
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,509
Series 2013 A:
0.21% 3/1/15 (b)	3,200	3,193
0.3% 3/1/16 (b)	1,400	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2013 A: - continued
0.41% 3/1/17 (b)	$ 1,600	$ 1,580
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,159
		24,568
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,953
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,715
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,045
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,271
		18,984
Florida - 9.1%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,507
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,399
Series 2012 A:
5% 7/1/21	5,380	6,178
5% 7/1/22	5,000	5,702
5% 7/1/25	5,635	6,222
5% 7/1/26	24,585	26,876
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,595
Series 2011 A1, 5% 6/1/18	2,000	2,260
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,453
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,481
5% 12/1/23	2,245	2,502
5% 12/1/24	2,365	2,622
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,106
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	$ 3,400	$ 3,694
Series 2009 D, 5% 6/1/21	2,780	3,193
Series 2011 C:
5% 6/1/20	12,380	14,643
5% 6/1/22	10,000	11,642
Series 2011 E, 5% 6/1/24	5,000	5,750
Series A, 5.5% 6/1/38	1,800	1,941
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,791
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,722
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,716
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,763
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,237
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,767
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	435	442
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,033
Series 2005 I:
5% 11/15/17	2,600	2,968
5% 11/15/18	2,000	2,299
Series 2008 B, 6% 11/15/37	12,000	13,174
Series B:
5% 11/15/17	1,050	1,140
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	164
Series G:
5% 11/15/13	1,545	1,554
5% 11/15/13 (Escrowed to Maturity)	55	55
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,057
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,797
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	$ 1,855	$ 2,065
5% 9/1/22	2,270	2,500
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	7,875
5% 10/1/14	4,810	4,921
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,241
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,525
5% 10/1/23	5,320	5,910
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,266
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,025
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,133
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,530
5.25% 6/1/24	3,750	3,980
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,070
5% 11/15/22	500	529
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,820
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,400
Series 2012 A:
5% 10/1/22 (c)	3,000	3,284
5% 10/1/24 (c)	10,000	10,625
5% 10/1/24	2,165	2,363
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,449
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,428
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,237
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,081
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,800
5% 8/1/15 (AMBAC Insured)	5,990	6,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	$ 1,250	$ 1,446
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,350
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,831
5.75% 10/1/43	1,850	1,888
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,093
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,924
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,898
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,369
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,326
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,761
5% 10/1/20	3,500	4,137
Series 2012 A:
5% 10/1/23	1,700	1,992
5% 10/1/25	900	1,031
Series 2013 A, 5% 10/1/24	4,800	5,615
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,681
Series 2011, 5% 10/1/24	8,600	9,646
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,941
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,500
Series 2013 A:
5% 7/1/25	2,000	2,227
5% 7/1/27	4,255	4,635
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	$ 5,000	$ 5,390
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,743
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,685
5% 10/1/18 (FSA Insured) (c)	10,515	11,858
5% 10/1/19 (FSA Insured) (c)	5,965	6,674
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,013
		427,628
Georgia - 3.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,587
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,212
1.2%, tender 4/1/14 (b)	1,000	1,002
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,808
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,627
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,928
6.125% 9/1/40	6,750	6,763
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,676
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,238
5% 11/1/18	6,000	6,874
5% 11/1/19	3,000	3,468
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,625
5.25% 1/1/20	1,625	1,899
Series 2008 D, 5.75% 1/1/19	11,500	13,499
Series 2009 B, 5% 1/1/16	2,500	2,730
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V: - continued
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255	$ 1,389
Series 2011 A, 5% 1/1/21	9,000	10,392
Series GG:
5% 1/1/22	3,000	3,480
5% 1/1/24	3,625	4,137
5% 1/1/25	1,250	1,412
5% 1/1/26	5,000	5,563
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,305
Series S:
5% 10/1/22	1,275	1,464
5% 10/1/24	2,425	2,712
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.32%, tender 9/1/14 (b)	15,500	15,472
Third Series 2009 A, 5.25% 7/1/36	11,600	12,131
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,155
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,450
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,425
		175,189
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,368
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,243
		9,611
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,018
6.75% 11/1/37	2,600	2,868
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,788
		7,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 14.3%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	$ 1,150	$ 1,091
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	914
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,621
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,814
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,298
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,420
Series 2010 F, 5% 12/1/31	20,000	19,350
Series 2011 A, 5.5% 12/1/39	5,900	5,764
Series 2012 A, 5% 12/1/42	14,300	12,742
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,656
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,056
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,933
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,337
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	365
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	190
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	921
Series 2006 A, 5% 1/1/23	10,975	11,114
Series 2008 C, 5% 1/1/34	1,300	1,223
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	3,870
Series 2012 A, 5% 1/1/34	2,090	1,949
Series 2012 C, 5% 1/1/25	1,000	1,015
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
Series 2010 D:
5.25% 1/1/18 (c)	750	844
5.25% 1/1/19 (c)	5,125	5,846
Series 2011 B, 5% 1/1/20	4,430	5,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 C, 6.5% 1/1/41	$ 14,300	$ 15,882
Series 2012 A, 5% 1/1/22	1,750	1,952
Series 2012 B:
4% 1/1/14 (c)	5,000	5,043
5% 1/1/22 (c)	7,000	7,831
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,535
5% 1/1/23	3,400	3,770
5% 1/1/24	2,000	2,196
5.25% 1/1/37	3,385	3,532
5.25% 1/1/40	1,575	1,633
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,621
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,793
5% 6/1/19 (AMBAC Insured)	3,705	3,967
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	844
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,405
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,550
Series 2008, 5.25% 11/1/33	5,200	5,349
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,499
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,134
5% 12/15/24	1,000	1,119
Series 2012 C, 5% 12/15/25	2,120	2,282
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,162
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	634
Series 2010 A, 5.25% 11/15/24	17,925	19,277
Series 2011 A, 5.25% 11/15/24	1,500	1,621
Series 2012 C:
5% 11/15/22	2,000	2,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C: - continued
5% 11/15/23	$ 2,500	$ 2,687
5% 11/15/24	18,655	19,819
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,936
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,537
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,682
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,513
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,504
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,286
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,586
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,504
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,620
5.25% 10/1/14	2,290	2,369
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,906
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,328
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,006
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,135	4,217
5.1% 8/15/31	4,900	4,901
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,024
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,543
5% 5/15/19	3,940	4,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	$ 2,060	$ 2,358
6.25% 5/1/21	6,395	7,331
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,058
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,351
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	15,279
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,136
Series 2008 A, 5.625% 1/1/37	21,035	22,030
Series 2009 A, 7.25% 11/1/38	5,865	6,812
Series 2009:
6.875% 8/15/38	325	351
7% 8/15/44	8,865	9,597
Series 2010 A:
5.5% 8/15/24	2,110	2,261
5.75% 8/15/29	1,440	1,532
Series 2012 A, 5% 5/15/23	1,480	1,595
Series 2012:
5% 9/1/32	8,100	8,031
5% 9/1/38	9,360	8,628
5% 11/15/43	3,265	3,176
Series 2013:
5% 11/15/26	2,675	2,840
5% 5/15/43	7,800	6,649
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,373
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,625
Series 2006:
5% 1/1/18	9,600	10,569
5% 1/1/19	3,200	3,530
Series 2007 B, 5% 1/1/15	1,150	1,206
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,807
Series 2012 A, 5% 1/1/33	3,600	3,445
Series 2012:
5% 8/1/19	4,475	4,943
5% 3/1/20	3,250	3,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012: - continued
5% 3/1/21	$ 2,750	$ 2,976
5% 8/1/21	1,600	1,727
5% 3/1/22	5,000	5,339
5% 8/1/22	6,600	7,026
Series 2013, 5.5% 7/1/38	4,000	3,957
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,292
5% 6/15/16	10,000	11,103
Series 2013, 5% 6/15/25	13,360	14,856
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,572
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,601
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,680
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,178
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,528
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,144
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,813
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,064
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	849
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,190
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,128
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,579
0% 12/1/14 (FSA Insured)	5,180	5,101
0% 12/1/15 (FSA Insured)	3,810	3,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	$ 2,370	$ 2,448
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,342
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,136
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,484
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,135
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,036
Series 2012 B, 0% 12/15/51	48,500	4,958
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,808
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,711
0% 6/15/46 (FSA Insured)	4,730	676
0% 6/15/47 (FSA Insured)	3,755	505
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,932
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	585
0% 6/15/16 (Escrowed to Maturity)	1,050	1,028
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,383
0% 6/15/17 (Escrowed to Maturity)	1,175	1,127
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,909
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,130
5% 10/1/19	1,475	1,637
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,903
Series 2013:
6% 10/1/42	3,900	3,982
6.25% 10/1/38	3,900	4,083
0% 4/1/14	3,500	3,482
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,278
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 995	$ 971
0% 11/1/16 (FSA Insured)	3,005	2,880
0% 11/1/17 (FSA Insured)	1,300	1,204
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	993
		674,879
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,065
Carmel High School Bldg. Corp. Series 2005:
5% 1/10/14 (FSA Insured)	1,180	1,194
5% 7/10/14 (FSA Insured)	1,215	1,255
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,527
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,320
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,026
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,813
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,083
5.25% 7/15/16 (FSA Insured)	2,095	2,310
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,381
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,741
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,433
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,458
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,482
5% 12/1/17	855	977
Series 2012:
5% 3/1/22	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012: - continued
5% 3/1/23	$ 1,000	$ 1,102
5% 3/1/30	1,050	1,050
5% 3/1/41	5,310	5,088
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,532
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,911
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,115
5% 1/1/25	1,000	1,106
5% 1/1/26	2,745	3,005
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,177
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,433
Series 2011 A, 5.25% 10/1/24	4,025	4,609
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,836
0% 12/1/17 (AMBAC Insured)	1,470	1,377
0% 6/1/18 (AMBAC Insured)	1,740	1,598
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,357
5% 10/1/21	5,500	6,181
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,535
5% 7/15/22	1,000	1,134
5% 7/15/23	2,700	3,028
5% 7/15/24	4,185	4,637
5% 7/15/25	4,330	4,740
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,663
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,424
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,621
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	$ 1,885	$ 1,885
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,553
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,409
		135,457
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,864
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	328
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,195
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,082
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,371
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,543
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,807
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,168
5% 9/1/24	4,415	4,961
Series 2012 B, 5% 9/1/24	1,500	1,687
		21,142
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,366
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,133
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,175
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	$ 3,865	$ 4,227
(#90 Proj.) 5.75% 11/1/23	12,000	13,726
Louisville & Jefferson County Series 2013 A, 5.75% 10/1/38	3,500	3,607
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,188
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,015
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,077
		78,530
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,135
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.597%, tender 5/1/17 (b)	30,000	29,806
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,884
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,130
5% 7/1/15	2,740	2,932
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,360
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,822
Series 2012, 5% 12/1/20	3,200	3,568
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,132
		71,769
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,207
6% 7/1/38	1,800	1,984
		8,713
Maryland - 1.1%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,727
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	6,055	5,845
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,348
5% 7/1/18	2,500	2,856
Series 2010, 5.125% 7/1/39	3,600	3,617
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,387
Bonds:
Series 2012 C, 0.952%, tender 11/15/17 (b)	14,900	14,859
Series 2013 A:
0.702%, tender 5/15/18 (b)	6,000	5,931
0.722%, tender 5/15/18 (b)	8,400	8,387
Series 2013 A:
5% 7/1/24	1,245	1,380
5% 7/1/25	1,060	1,159
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,817
		53,313
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,019
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,091
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (b)	7,100	7,051
Series 2013 A, 6.25% 11/15/28	5,000	4,899
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,081
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,800
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	5,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 B, 5.25% 8/1/20	$ 13,865	$ 16,678
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,840
5.25% 8/1/24	4,000	4,492
Series 2011 A, 5% 4/1/23	10,000	11,588
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,073
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,584
5% 7/1/21	4,700	5,285
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,365
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	1,001
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,042
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,592
		95,381
Michigan - 2.6%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,600
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,781
Series 2006 D, 0.874% 7/1/32 (b)	5,520	4,109
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,607
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,132
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,354
5% 12/1/15	665	716
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,464
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,128
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,142
5% 11/15/21	650	738
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	$ 1,540	$ 1,686
5% 6/1/27	2,300	2,350
5% 6/1/39	4,100	3,923
Series 2012 B, 5% 7/1/22	2,900	3,145
Series 2012:
5% 11/15/36	7,100	7,100
5% 11/15/42	1,560	1,511
Series 2013:
5% 8/15/28	5,585	5,841
5% 8/15/29	2,000	2,064
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,212
5% 12/1/26	980	1,043
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,745
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,426
Univ. of Michigan Rev. Bonds 0.27%, tender 4/1/15 (b)	36,500	36,508
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,245
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	2,992
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	1,100	1,110
5% 1/1/15	1,585	1,674
		123,346
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	579
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,216
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,685
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	$ 4,115	$ 4,773
5% 1/1/20	4,500	5,189
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	650	686
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,742
5.5% 7/1/18	1,400	1,605
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	256
		27,996
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(c)	5,800	5,801
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (b)	3,880	3,874
		9,675
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,093
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,121
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,227
		5,812
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,266
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	$ 1,600	$ 1,765
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,555
		9,097
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,322
Series 2013 C2, 2% 7/1/14	10,300	10,429
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,618
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,031
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,161
5% 6/1/23	2,000	2,295
5% 6/1/24	2,000	2,277
5% 6/1/25	1,050	1,182
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,634
Series 2013 D1, 5% 3/1/25	2,825	3,230
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,927
		46,106
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,627
Series 2012:
4% 7/1/22	1,350	1,326
5% 7/1/26	1,280	1,328
Series 2013 A, 5% 10/1/43	2,430	2,397
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,592
5% 2/1/23	2,215	2,530
5% 2/1/24	1,775	2,005
		16,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 3.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,733
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,556
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,309
5.25% 6/15/21	4,500	5,047
5.25% 6/15/22	10,585	11,707
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,202
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,284
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,955
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,605
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,938
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,494
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	5,029
Series 2012 G, 0.65% 2/1/15 (b)	8,800	8,801
Series 2012 II, 5% 3/1/21	7,600	8,695
Series 2013 I, 5.5% 9/1/19	4,385	5,138
Series 2013:
5% 3/1/23	9,300	10,586
5% 3/1/24	12,800	14,371
5% 3/1/25	1,400	1,559
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,467
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,403
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.82%, tender 12/22/14 (b)	17,100	17,121
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,284
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,551
Series 2012 AA:
5% 6/15/23	7,500	8,518
5% 6/15/24	12,000	13,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Toms River Gen. Oblig. 2% 12/27/13	$ 12,500	$ 12,548
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,042
		175,273
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,724
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,320
4% 9/1/16	3,000	3,275
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,271
		40,590
New York - 8.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,107
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,853
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,225
5.75% 7/1/40	1,000	1,059
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,988
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,770
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,800
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,770
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,702
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	472
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	141
Series 2005 F1, 5.25% 9/1/14	3,465	3,625
Series 2005 G, 5% 8/1/14	6,500	6,759
Series 2010 C, 5% 8/1/14	10,000	10,399
Series J7, 0.54% 8/1/21 (b)	4,000	3,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J8, 0.45% 8/1/21 (b)	$ 4,900	$ 4,890
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,379
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	859
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,171
Series 2009 S2, 6% 7/15/38	7,000	7,833
Series 2009 S3:
5.25% 1/15/34	17,500	19,115
5.25% 1/15/39	2,600	2,770
Series 2009 S4, 5.75% 1/15/39	6,400	7,082
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,563
5% 2/1/21	3,510	4,140
Series 2010 B, 5% 11/1/20	37,195	43,747
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	170
Series 2012 A, 5% 11/1/21	5,460	6,461
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,479
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,869
Series 2009 A, 5% 3/15/19	11,040	12,897
Series A:
5% 2/15/19	1,000	1,166
5% 2/15/20	3,000	3,535
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	753
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,490
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,735
Series 2009 A:
5% 7/1/20	5,000	5,778
5% 7/1/21	12,335	14,167
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,815
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.3%, tender 11/1/14 (b)	$ 7,000	$ 6,988
Series B, 5% 11/15/13	4,280	4,305
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.542%, tender 11/1/14 (b)	7,900	7,893
Series 2012 G2, 0.652%, tender 11/1/15 (b)	15,400	15,359
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,211
Series 2005 C, 5.25% 11/15/14	1,000	1,055
Series 2008 C, 6.5% 11/15/28	11,300	13,386
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,261
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,343
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,536
Series 2010 A, 5% 4/1/23	8,195	9,259
Series 2011 A, 5% 4/1/19	2,000	2,328
Series 2011 A1, 5% 4/1/20	2,220	2,607
Series 2011 A2, 5% 4/1/21	2,000	2,343
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	597
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,226
Series 2011 A, 5% 3/15/22	7,605	8,873
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,207
5.25% 6/1/22 (AMBAC Insured)	9,450	9,481
5.5% 6/1/19	495	497
Series 2003 B-1C:
5.5% 6/1/19	3,665	3,678
5.5% 6/1/20	800	803
5.5% 6/1/22	600	602
Series 2011, 5% 6/1/16	17,000	18,824
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2013 A: - continued
5% 11/15/24	$ 4,000	$ 4,671
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,163
		400,561
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,127
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,632
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,570
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,545
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,440
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,446
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,321
5% 1/1/16	3,000	3,283
5% 1/1/20	2,110	2,373
Series 2012 A, 2% 1/1/14	4,780	4,799
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,469
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,460
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,727
5% 6/1/22	4,000	4,439
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,764
Series 2012 A:
5% 1/1/19	10,475	12,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A: - continued
5% 1/1/20	$ 2,000	$ 2,314
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.572%, tender 12/1/15 (b)	12,900	12,909
		66,557
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,023
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,261
5% 2/15/23	2,175	2,421
Series 2012:
5% 2/15/21	1,500	1,700
5% 2/15/24	2,000	2,202
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,827
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,560
5% 6/1/17	3,780	4,156
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,382
5% 1/1/27	1,500	1,643
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,507
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,545
5% 6/15/26	2,590	2,644
5% 6/15/27	2,720	2,755
5% 6/15/28	2,855	2,846
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,263
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,384
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,534
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,678
5% 10/1/22	2,000	2,262
5% 10/1/23	3,000	3,374
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	3,028
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,204
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,342
Series 2013 A2, 0.37% 1/1/16 (b)	1,615	1,611
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,970
5% 12/1/14 (Escrowed to Maturity)	395	417
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,205
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,326
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,565
		94,247
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,110
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,318
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,653
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,203
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	7,185	7,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,506
5% 1/1/22 (FSA Insured)	12,455	13,901
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,344
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,009
5% 12/15/14	850	894
		38,162
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,601
Pennsylvania - 3.8%
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,370
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,161
Series 2006 B, 5% 12/15/13	3,115	3,132
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,888
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,449
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,038
5% 7/1/22	6,000	6,581
5% 1/1/23	3,000	3,264
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,831
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,988
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,620
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	$ 3,930	$ 4,591
Series 2009 A, 5% 6/1/17	2,925	3,250
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,478
5% 3/1/22	2,000	2,231
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.85%, tender 10/1/13 (b)	4,800	4,800
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,992
Series 2011, 5% 7/1/21	2,100	2,492
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,374
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,289
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,944
Series 2009 B, 5% 12/1/16	12,500	14,081
Series 2013 A, 0.67% 12/1/17 (b)	7,600	7,530
Series 2013 A2:
0% 12/1/28 (a)	1,250	995
0% 12/1/33 (a)	1,250	932
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,079
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,998
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,756
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	728
Series 2010 C:
5% 9/1/20	14,000	15,689
5% 9/1/21	6,000	6,637
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,024
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,967
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,718
5% 9/1/20 (FSA Insured)	1,000	1,141
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,373
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,093
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,202
5% 4/1/24	1,365	1,474
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,271
		177,994
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	4,473
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	6,000	4,851
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,610
		13,934
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	662
South Carolina - 0.8%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,482
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	792
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,210
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	$ 2,275	$ 2,683
Series 2012 B, 5% 12/1/19	7,200	8,464
Series 2012 C:
5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	2,600	2,620
5% 12/1/20	7,500	8,846
Series 2013 E, 5% 12/1/48	3,500	3,437
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,405
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,925
		37,965
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	421
5.25% 11/1/18	1,000	1,163
		1,584
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,668
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,756
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,652
4.75% 7/1/15	3,560	3,772
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,512
		20,360
Texas - 8.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,956
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,470
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,045
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,061
6% 1/1/19	1,335	1,409
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,744
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,774
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,437
5% 11/15/17	1,375	1,584
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,179
5.25% 2/15/42	6,000	6,350
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,384
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,236
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,189
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,577
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,026
5.25% 12/1/43	2,555	2,654
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	5,000	5,454
5% 11/1/16	3,000	3,359
5% 11/1/19	1,000	1,157
5% 11/1/21	1,500	1,660
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,507
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,018
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,819
Gainesville Independent School District:
5.25% 2/15/36	190	201
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	940
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	1,170	1,194
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,000	4,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grand Parkway Trans. Corp.: - continued
Series 2013 C, 5.125% 10/1/43	$ 2,500	$ 2,442
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,776
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,989
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,283
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,500
Bonds Series 2012 B, 0.66%, tender 8/15/15 (b)	11,800	11,785
Series 2012 A, 0.5% 8/15/15 (b)	1,400	1,399
Series 2012 C:
5% 8/15/24	1,075	1,227
5% 8/15/25	3,860	4,345
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,090
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	9,064
Series 2012 A, 5% 7/1/23 (c)	2,400	2,612
Series A, 5.5% 7/1/39	6,000	6,436
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,570
Series 2005 A, 0% 2/15/16	6,395	6,269
0% 8/15/15	2,000	1,972
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (b)	10,300	10,297
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,865
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,233
0% 2/15/17	1,400	1,357
Series 2009, 4% 2/15/14	410	416
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,017
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	971
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,556
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	$ 5,935	$ 6,110
5% 5/15/14 (Escrowed to Maturity)	45	46
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,652
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	299
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	82
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,520
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,144
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,236
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,576
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,044
5.5% 8/15/26	725	750
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	523
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,685
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,090
4% 12/15/24	1,825	1,917
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,164
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,497
Series 2011 A:
5.5% 9/1/41	1,200	1,294
6% 9/1/41	1,000	1,104
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,285
Pleasant Grove Independent School District:
5.25% 2/15/32	715	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pleasant Grove Independent School District: - continued
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	$ 885	$ 1,017
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,905
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	618
5.25% 2/15/37	1,465	1,540
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,600
5% 10/1/18	1,230	1,379
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,316
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,802
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,862
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,528
5% 9/15/24	7,490	8,513
5% 9/15/25	9,295	10,427
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,146
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,803
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,387
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,499
5% 10/1/20	2,180	2,489
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,692
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,181
5% 11/15/14	2,005	2,104
5% 11/15/15	1,880	2,046
5.75% 11/15/24	4,700	5,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	$ 1,000	$ 1,102
5% 8/15/26	1,530	1,659
5% 8/15/28	1,620	1,726
5% 8/15/33	3,800	3,895
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,812
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,830
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,476
Series 2008, 5% 4/1/25	3,200	3,583
Series 2011 A:
5% 8/1/19 (c)	1,545	1,798
5% 8/1/21 (c)	1,530	1,781
Series 2011 C:
5% 8/1/20 (c)	1,625	1,888
5% 8/1/21 (c)	1,460	1,700
Series B, 0% 10/1/13	8,900	8,900
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,908
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,725
Series 2013, 7% 12/31/38 (c)	16,000	16,936
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,362
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,419
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,746
Series 2007:
5% 4/1/25	2,500	2,782
5% 4/1/26	3,200	3,550
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,135
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	$ 1,000	$ 1,137
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,563
Waller Independent School District:
5.5% 2/15/26	3,220	3,579
5.5% 2/15/33	4,160	4,533
5.5% 2/15/37	4,820	5,217
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,456
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	748
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,895
		408,121
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,675
5% 8/15/18	2,500	2,860
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,327
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,480
		16,342
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,241
5% 12/1/15 (FSA Insured)	1,000	1,074
		2,315
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13 (Escrowed to Maturity)	3,250	3,250
5% 10/1/14	3,000	3,123
		6,373
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 12,000	$ 12,098
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	6,610
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,548
		22,316
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,650
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,378
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,062
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,655
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,745
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,159
5% 1/1/23	1,000	1,149
5% 1/1/24	2,330	2,646
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,052
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,157
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,952
Series 2009, 5.25% 1/1/42	1,900	2,014
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	981
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,464
5% 12/1/19	1,385	1,582
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,009
5.75% 12/1/20 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	$ 3,440	$ 3,070
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,660
5% 8/15/16	2,500	2,715
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,253
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,686
		72,048
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,069
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,465
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,915
		5,449
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,267
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,862
5.75% 7/1/30	2,000	2,152
Series 2013 B:
5% 7/1/25	1,000	1,081
5% 7/1/36	6,985	6,966
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,024
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	864
Series 2012:
5% 6/1/32	1,025	1,040
5% 6/1/39	815	799
		17,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 6,844
TOTAL MUNICIPAL BONDS (Cost $4,386,828)		4,509,047
Municipal Notes - 1.2%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,630
Series EE, 2% 12/31/13	3,250	3,263
		6,893
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,005
New York - 1.0%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,366
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	7,981
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,324
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,017
		47,688
TOTAL MUNICIPAL NOTES (Cost $58,577)		58,586
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,445,405)		4,567,633
NET OTHER ASSETS (LIABILITIES) - 3.2%		150,271
NET ASSETS - 100%		$ 4,717,904
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $4,444,894,000. Net unrealized appreciation aggregated $122,739,000, of which $182,647,000 related to appreciated investment securities and $59,908,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2013

1.807735.109

LIM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,333
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,001
5.5% 1/1/22	2,300	2,300
		6,634
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,758
5% 10/1/17 (FSA Insured)	10,000	11,331
5% 10/1/18 (FSA Insured)	2,500	2,845
5.25% 10/1/20 (FSA Insured)	6,695	7,579
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,570
6% 1/1/27	1,400	1,547
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,848
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,473
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,350
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	6,906
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,765
5% 7/1/20	2,550	2,721
5% 7/1/21	1,505	1,603
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,112
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,237
Series 2011 C, 5% 7/1/21	1,000	1,175
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,554
5% 7/1/18	7,665	8,904
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2011 B: - continued
5% 7/1/25	$ 2,000	$ 2,220
Series 2012 A:
5% 7/1/22	500	580
5% 7/1/23	1,100	1,255
		95,947
California - 14.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,878
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,482
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,485
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,028
Series AM, 5% 12/1/19	5,015	5,973
Series AI:
5% 12/1/20	5,000	6,007
5% 12/1/25	2,195	2,511
5% 12/1/29	4,865	5,368
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,077
Series 2004 A:
5% 7/1/15	4,775	4,948
5.25% 7/1/14	3,900	4,046
Series 2009 A:
5% 7/1/15	8,990	9,316
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,432
5% 7/1/18	4,510	5,280
5% 7/1/19	7,625	9,075
5.25% 7/1/14	3,445	3,574
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,108
Series 2009 B, 5% 7/1/20	5,600	6,534
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2013, 5.25% 2/1/28	1,735	1,739
5% 10/1/13	1,550	1,550
5% 3/1/19	1,470	1,685
5% 9/1/21	6,115	7,206
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,200	$ 2,336
5% 6/1/27 (AMBAC Insured)	1,800	1,870
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	1,900	1,907
5.25% 12/1/33	110	112
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,490
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,319
5.5% 8/1/30	10,000	11,035
5.5% 11/1/33	16,630	16,666
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	4,725	4,745
6% 3/1/33	12,375	14,549
6% 4/1/38	7,500	8,538
6% 11/1/39	35,800	41,125
6.5% 4/1/33	150	178
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,400	2,538
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,510
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	5,981
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,384
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,099
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,236
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (b)	4,500	4,538
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,134
Series 2011 D, 5% 8/15/35	3,000	3,066
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.95%, tender 11/1/13 (b)(c)	4,900	4,900
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	3,750	3,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,420
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,566
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,807
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,910
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,132
5% 11/1/24	1,000	1,121
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,532
5.25% 10/1/25	4,000	4,473
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,655
Series 2012 A:
5% 4/1/22	2,100	2,416
5% 4/1/23	5,000	5,621
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,829
5% 12/1/21	2,500	2,909
Series 2005 K, 5% 11/1/16	7,195	7,845
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,253
Series 2009 G1, 5.75% 10/1/30	2,100	2,322
Series 2009 I, 6.125% 11/1/29	1,300	1,512
Series 2010 A, 5.75% 3/1/30	4,100	4,531
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,051
Series 2009 A:
5.75% 11/1/25	5,000	5,682
5.75% 11/1/28	5,000	5,603
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,218
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	693
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.492%, tender 12/12/15 (b)	14,800	14,839
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds:
Series 2011 A1, 0.42%, tender 7/1/14 (b)	$ 40,735	$ 40,758
Series 2011 A2, 0.42%, tender 7/1/14 (b)	18,185	18,195
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,066
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,561
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,547
5.875% 1/15/27	1,000	1,006
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,115
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,552
Series 2010 C, 5.25% 8/1/39	3,700	3,958
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,506
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	11,600	13,742
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,576
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,747
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,540
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.22%, tender 5/1/15 (b)	25,000	24,967
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,149
5% 7/1/23	3,800	4,313
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,371
5% 7/1/20	2,000	2,241
5% 7/1/21	1,500	1,650
5% 7/1/22	2,250	2,447
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	$ 2,250	$ 2,590
Series 2013, 6.25% 8/1/28	1,860	1,999
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,513
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,489
Poway Unified School District Series B:
0% 8/1/36	12,950	3,630
0% 8/1/37	16,850	4,416
0% 8/1/38	4,650	1,138
0% 8/1/40	2,240	483
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,947
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,543
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	812
5.25% 7/1/21	700	813
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,300
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,165
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,356
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,423
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,493
5.25% 8/1/26	2,200	2,317
5.5% 8/1/20	2,000	2,273
Series 2009 B, 5% 8/1/18	7,355	8,211
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,740
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,715
5% 5/15/22	2,000	2,282
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	840
0% 7/1/39	7,200	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 C: - continued
0% 7/1/46	$ 20,405	$ 3,079
0% 7/1/47	13,000	1,851
Series 2008 E, 0% 7/1/49	4,500	571
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,487
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,173
0% 8/1/37	2,000	555
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,273
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,604
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	403
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,894
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,212
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,087
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	180
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,909
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,650
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	798
Series 2009 O, 5.25% 5/15/39	1,900	1,997
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,831
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,386
		692,495
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,096
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	$ 11,100	$ 8,672
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,161
5% 11/15/14 (Escrowed to Maturity)	60	63
Series 2006 F:
5% 11/15/13	395	397
5% 11/15/13 (Escrowed to Maturity)	890	895
5% 11/15/14	420	441
5% 11/15/14 (Escrowed to Maturity)	935	985
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,122
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,185
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,473
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,066
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,066
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,282
Series 2010 A:
0% 9/1/35	2,000	574
0% 9/1/37	3,000	756
0% 9/1/38	3,760	888
		31,663
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,700	4,740
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,509
Series 2013 A:
0.21% 3/1/15 (b)	3,200	3,193
0.3% 3/1/16 (b)	1,400	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2013 A: - continued
0.41% 3/1/17 (b)	$ 1,600	$ 1,580
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,159
		24,568
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,953
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,715
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,045
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,271
		18,984
Florida - 9.1%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,507
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,399
Series 2012 A:
5% 7/1/21	5,380	6,178
5% 7/1/22	5,000	5,702
5% 7/1/25	5,635	6,222
5% 7/1/26	24,585	26,876
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,595
Series 2011 A1, 5% 6/1/18	2,000	2,260
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,453
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,481
5% 12/1/23	2,245	2,502
5% 12/1/24	2,365	2,622
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,106
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	$ 3,400	$ 3,694
Series 2009 D, 5% 6/1/21	2,780	3,193
Series 2011 C:
5% 6/1/20	12,380	14,643
5% 6/1/22	10,000	11,642
Series 2011 E, 5% 6/1/24	5,000	5,750
Series A, 5.5% 6/1/38	1,800	1,941
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,791
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,722
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,716
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,763
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,237
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,767
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	435	442
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,033
Series 2005 I:
5% 11/15/17	2,600	2,968
5% 11/15/18	2,000	2,299
Series 2008 B, 6% 11/15/37	12,000	13,174
Series B:
5% 11/15/17	1,050	1,140
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	164
Series G:
5% 11/15/13	1,545	1,554
5% 11/15/13 (Escrowed to Maturity)	55	55
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,057
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,797
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	$ 1,855	$ 2,065
5% 9/1/22	2,270	2,500
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	7,875
5% 10/1/14	4,810	4,921
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,241
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,525
5% 10/1/23	5,320	5,910
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,266
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,025
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,133
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,530
5.25% 6/1/24	3,750	3,980
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,070
5% 11/15/22	500	529
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,820
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,400
Series 2012 A:
5% 10/1/22 (c)	3,000	3,284
5% 10/1/24 (c)	10,000	10,625
5% 10/1/24	2,165	2,363
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,449
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,428
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,237
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,081
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,800
5% 8/1/15 (AMBAC Insured)	5,990	6,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	$ 1,250	$ 1,446
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,350
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,831
5.75% 10/1/43	1,850	1,888
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,093
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,924
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,898
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,369
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,326
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,761
5% 10/1/20	3,500	4,137
Series 2012 A:
5% 10/1/23	1,700	1,992
5% 10/1/25	900	1,031
Series 2013 A, 5% 10/1/24	4,800	5,615
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,681
Series 2011, 5% 10/1/24	8,600	9,646
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,941
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,500
Series 2013 A:
5% 7/1/25	2,000	2,227
5% 7/1/27	4,255	4,635
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	$ 5,000	$ 5,390
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,743
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,685
5% 10/1/18 (FSA Insured) (c)	10,515	11,858
5% 10/1/19 (FSA Insured) (c)	5,965	6,674
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,013
		427,628
Georgia - 3.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,500	10,587
Fourth Series 1994:
1.2%, tender 4/1/14 (b)	5,200	5,212
1.2%, tender 4/1/14 (b)	1,000	1,002
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,800	3,808
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,627
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	5,928
6.125% 9/1/40	6,750	6,763
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,676
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,238
5% 11/1/18	6,000	6,874
5% 11/1/19	3,000	3,468
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,625
5.25% 1/1/20	1,625	1,899
Series 2008 D, 5.75% 1/1/19	11,500	13,499
Series 2009 B, 5% 1/1/16	2,500	2,730
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V: - continued
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255	$ 1,389
Series 2011 A, 5% 1/1/21	9,000	10,392
Series GG:
5% 1/1/22	3,000	3,480
5% 1/1/24	3,625	4,137
5% 1/1/25	1,250	1,412
5% 1/1/26	5,000	5,563
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,305
Series S:
5% 10/1/22	1,275	1,464
5% 10/1/24	2,425	2,712
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.32%, tender 9/1/14 (b)	15,500	15,472
Third Series 2009 A, 5.25% 7/1/36	11,600	12,131
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,155
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,450
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,425
		175,189
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,368
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,243
		9,611
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,018
6.75% 11/1/37	2,600	2,868
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,788
		7,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 14.3%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	$ 1,150	$ 1,091
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	914
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,621
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,814
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,298
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,420
Series 2010 F, 5% 12/1/31	20,000	19,350
Series 2011 A, 5.5% 12/1/39	5,900	5,764
Series 2012 A, 5% 12/1/42	14,300	12,742
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,656
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,056
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,933
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,337
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	365
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	190
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	921
Series 2006 A, 5% 1/1/23	10,975	11,114
Series 2008 C, 5% 1/1/34	1,300	1,223
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	3,870
Series 2012 A, 5% 1/1/34	2,090	1,949
Series 2012 C, 5% 1/1/25	1,000	1,015
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
Series 2010 D:
5.25% 1/1/18 (c)	750	844
5.25% 1/1/19 (c)	5,125	5,846
Series 2011 B, 5% 1/1/20	4,430	5,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 C, 6.5% 1/1/41	$ 14,300	$ 15,882
Series 2012 A, 5% 1/1/22	1,750	1,952
Series 2012 B:
4% 1/1/14 (c)	5,000	5,043
5% 1/1/22 (c)	7,000	7,831
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,535
5% 1/1/23	3,400	3,770
5% 1/1/24	2,000	2,196
5.25% 1/1/37	3,385	3,532
5.25% 1/1/40	1,575	1,633
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,621
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,793
5% 6/1/19 (AMBAC Insured)	3,705	3,967
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	844
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,405
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,550
Series 2008, 5.25% 11/1/33	5,200	5,349
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,499
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,134
5% 12/15/24	1,000	1,119
Series 2012 C, 5% 12/15/25	2,120	2,282
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,162
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	634
Series 2010 A, 5.25% 11/15/24	17,925	19,277
Series 2011 A, 5.25% 11/15/24	1,500	1,621
Series 2012 C:
5% 11/15/22	2,000	2,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C: - continued
5% 11/15/23	$ 2,500	$ 2,687
5% 11/15/24	18,655	19,819
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,936
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,537
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	6,680	6,682
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,513
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,504
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,286
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,586
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,504
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,620
5.25% 10/1/14	2,290	2,369
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,906
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,328
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,006
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,135	4,217
5.1% 8/15/31	4,900	4,901
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,024
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,543
5% 5/15/19	3,940	4,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	$ 2,060	$ 2,358
6.25% 5/1/21	6,395	7,331
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,058
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,351
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	15,279
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,136
Series 2008 A, 5.625% 1/1/37	21,035	22,030
Series 2009 A, 7.25% 11/1/38	5,865	6,812
Series 2009:
6.875% 8/15/38	325	351
7% 8/15/44	8,865	9,597
Series 2010 A:
5.5% 8/15/24	2,110	2,261
5.75% 8/15/29	1,440	1,532
Series 2012 A, 5% 5/15/23	1,480	1,595
Series 2012:
5% 9/1/32	8,100	8,031
5% 9/1/38	9,360	8,628
5% 11/15/43	3,265	3,176
Series 2013:
5% 11/15/26	2,675	2,840
5% 5/15/43	7,800	6,649
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,373
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,625
Series 2006:
5% 1/1/18	9,600	10,569
5% 1/1/19	3,200	3,530
Series 2007 B, 5% 1/1/15	1,150	1,206
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,807
Series 2012 A, 5% 1/1/33	3,600	3,445
Series 2012:
5% 8/1/19	4,475	4,943
5% 3/1/20	3,250	3,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012: - continued
5% 3/1/21	$ 2,750	$ 2,976
5% 8/1/21	1,600	1,727
5% 3/1/22	5,000	5,339
5% 8/1/22	6,600	7,026
Series 2013, 5.5% 7/1/38	4,000	3,957
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,292
5% 6/15/16	10,000	11,103
Series 2013, 5% 6/15/25	13,360	14,856
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,572
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,601
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,680
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,178
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,528
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,144
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,813
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,064
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	849
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,190
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,128
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,579
0% 12/1/14 (FSA Insured)	5,180	5,101
0% 12/1/15 (FSA Insured)	3,810	3,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	$ 2,370	$ 2,448
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,342
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,136
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,484
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,135
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,036
Series 2012 B, 0% 12/15/51	48,500	4,958
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,808
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,711
0% 6/15/46 (FSA Insured)	4,730	676
0% 6/15/47 (FSA Insured)	3,755	505
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,932
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	585
0% 6/15/16 (Escrowed to Maturity)	1,050	1,028
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,383
0% 6/15/17 (Escrowed to Maturity)	1,175	1,127
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,909
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,130
5% 10/1/19	1,475	1,637
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,903
Series 2013:
6% 10/1/42	3,900	3,982
6.25% 10/1/38	3,900	4,083
0% 4/1/14	3,500	3,482
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,278
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 995	$ 971
0% 11/1/16 (FSA Insured)	3,005	2,880
0% 11/1/17 (FSA Insured)	1,300	1,204
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	993
		674,879
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,065
Carmel High School Bldg. Corp. Series 2005:
5% 1/10/14 (FSA Insured)	1,180	1,194
5% 7/10/14 (FSA Insured)	1,215	1,255
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,527
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,320
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,026
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,813
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,083
5.25% 7/15/16 (FSA Insured)	2,095	2,310
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,381
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,741
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,433
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,458
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,482
5% 12/1/17	855	977
Series 2012:
5% 3/1/22	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012: - continued
5% 3/1/23	$ 1,000	$ 1,102
5% 3/1/30	1,050	1,050
5% 3/1/41	5,310	5,088
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,532
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,911
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,115
5% 1/1/25	1,000	1,106
5% 1/1/26	2,745	3,005
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,177
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,433
Series 2011 A, 5.25% 10/1/24	4,025	4,609
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,836
0% 12/1/17 (AMBAC Insured)	1,470	1,377
0% 6/1/18 (AMBAC Insured)	1,740	1,598
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,357
5% 10/1/21	5,500	6,181
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,535
5% 7/15/22	1,000	1,134
5% 7/15/23	2,700	3,028
5% 7/15/24	4,185	4,637
5% 7/15/25	4,330	4,740
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,663
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,424
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,621
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	$ 1,885	$ 1,885
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,553
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,409
		135,457
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,864
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	328
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,195
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,082
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,371
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,543
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,807
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,168
5% 9/1/24	4,415	4,961
Series 2012 B, 5% 9/1/24	1,500	1,687
		21,142
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,366
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,133
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,175
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	$ 3,865	$ 4,227
(#90 Proj.) 5.75% 11/1/23	12,000	13,726
Louisville & Jefferson County Series 2013 A, 5.75% 10/1/38	3,500	3,607
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,188
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,015
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,077
		78,530
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,135
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.597%, tender 5/1/17 (b)	30,000	29,806
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,884
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,130
5% 7/1/15	2,740	2,932
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,360
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,822
Series 2012, 5% 12/1/20	3,200	3,568
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,132
		71,769
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,207
6% 7/1/38	1,800	1,984
		8,713
Maryland - 1.1%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,727
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	6,055	5,845
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,348
5% 7/1/18	2,500	2,856
Series 2010, 5.125% 7/1/39	3,600	3,617
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,387
Bonds:
Series 2012 C, 0.952%, tender 11/15/17 (b)	14,900	14,859
Series 2013 A:
0.702%, tender 5/15/18 (b)	6,000	5,931
0.722%, tender 5/15/18 (b)	8,400	8,387
Series 2013 A:
5% 7/1/24	1,245	1,380
5% 7/1/25	1,060	1,159
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,817
		53,313
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,019
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,091
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (b)	7,100	7,051
Series 2013 A, 6.25% 11/15/28	5,000	4,899
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,081
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,800
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	5,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 B, 5.25% 8/1/20	$ 13,865	$ 16,678
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,840
5.25% 8/1/24	4,000	4,492
Series 2011 A, 5% 4/1/23	10,000	11,588
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,073
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,584
5% 7/1/21	4,700	5,285
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	7,000	7,365
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	1,001
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,042
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,592
		95,381
Michigan - 2.6%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,600
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,781
Series 2006 D, 0.874% 7/1/32 (b)	5,520	4,109
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,607
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,132
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,354
5% 12/1/15	665	716
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,464
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,128
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,142
5% 11/15/21	650	738
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	$ 1,540	$ 1,686
5% 6/1/27	2,300	2,350
5% 6/1/39	4,100	3,923
Series 2012 B, 5% 7/1/22	2,900	3,145
Series 2012:
5% 11/15/36	7,100	7,100
5% 11/15/42	1,560	1,511
Series 2013:
5% 8/15/28	5,585	5,841
5% 8/15/29	2,000	2,064
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,212
5% 12/1/26	980	1,043
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,745
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,426
Univ. of Michigan Rev. Bonds 0.27%, tender 4/1/15 (b)	36,500	36,508
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (c)	2,900	3,245
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	2,992
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	1,100	1,110
5% 1/1/15	1,585	1,674
		123,346
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	579
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,216
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,685
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	$ 4,115	$ 4,773
5% 1/1/20	4,500	5,189
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	650	686
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,742
5.5% 7/1/18	1,400	1,605
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	256
		27,996
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(c)	5,800	5,801
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (b)	3,880	3,874
		9,675
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,093
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,121
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,227
		5,812
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,266
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	$ 1,600	$ 1,765
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,555
		9,097
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	14,900	15,322
Series 2013 C2, 2% 7/1/14	10,300	10,429
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,618
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,031
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,161
5% 6/1/23	2,000	2,295
5% 6/1/24	2,000	2,277
5% 6/1/25	1,050	1,182
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,634
Series 2013 D1, 5% 3/1/25	2,825	3,230
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,927
		46,106
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,627
Series 2012:
4% 7/1/22	1,350	1,326
5% 7/1/26	1,280	1,328
Series 2013 A, 5% 10/1/43	2,430	2,397
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,592
5% 2/1/23	2,215	2,530
5% 2/1/24	1,775	2,005
		16,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 3.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,733
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,556
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,309
5.25% 6/15/21	4,500	5,047
5.25% 6/15/22	10,585	11,707
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,202
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,284
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,955
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,605
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,938
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,494
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	5,029
Series 2012 G, 0.65% 2/1/15 (b)	8,800	8,801
Series 2012 II, 5% 3/1/21	7,600	8,695
Series 2013 I, 5.5% 9/1/19	4,385	5,138
Series 2013:
5% 3/1/23	9,300	10,586
5% 3/1/24	12,800	14,371
5% 3/1/25	1,400	1,559
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,467
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,403
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.82%, tender 12/22/14 (b)	17,100	17,121
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,284
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,551
Series 2012 AA:
5% 6/15/23	7,500	8,518
5% 6/15/24	12,000	13,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Toms River Gen. Oblig. 2% 12/27/13	$ 12,500	$ 12,548
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,042
		175,273
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,724
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,320
4% 9/1/16	3,000	3,275
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,271
		40,590
New York - 8.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,107
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,853
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,225
5.75% 7/1/40	1,000	1,059
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	2,988
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,770
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,800
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,770
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,702
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	472
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	141
Series 2005 F1, 5.25% 9/1/14	3,465	3,625
Series 2005 G, 5% 8/1/14	6,500	6,759
Series 2010 C, 5% 8/1/14	10,000	10,399
Series J7, 0.54% 8/1/21 (b)	4,000	3,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J8, 0.45% 8/1/21 (b)	$ 4,900	$ 4,890
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,379
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	859
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,171
Series 2009 S2, 6% 7/15/38	7,000	7,833
Series 2009 S3:
5.25% 1/15/34	17,500	19,115
5.25% 1/15/39	2,600	2,770
Series 2009 S4, 5.75% 1/15/39	6,400	7,082
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,563
5% 2/1/21	3,510	4,140
Series 2010 B, 5% 11/1/20	37,195	43,747
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	170
Series 2012 A, 5% 11/1/21	5,460	6,461
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,479
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,869
Series 2009 A, 5% 3/15/19	11,040	12,897
Series A:
5% 2/15/19	1,000	1,166
5% 2/15/20	3,000	3,535
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	753
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,490
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,735
Series 2009 A:
5% 7/1/20	5,000	5,778
5% 7/1/21	12,335	14,167
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,815
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.3%, tender 11/1/14 (b)	$ 7,000	$ 6,988
Series B, 5% 11/15/13	4,280	4,305
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.542%, tender 11/1/14 (b)	7,900	7,893
Series 2012 G2, 0.652%, tender 11/1/15 (b)	15,400	15,359
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,211
Series 2005 C, 5.25% 11/15/14	1,000	1,055
Series 2008 C, 6.5% 11/15/28	11,300	13,386
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,261
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,343
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,536
Series 2010 A, 5% 4/1/23	8,195	9,259
Series 2011 A, 5% 4/1/19	2,000	2,328
Series 2011 A1, 5% 4/1/20	2,220	2,607
Series 2011 A2, 5% 4/1/21	2,000	2,343
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	597
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,226
Series 2011 A, 5% 3/15/22	7,605	8,873
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,207
5.25% 6/1/22 (AMBAC Insured)	9,450	9,481
5.5% 6/1/19	495	497
Series 2003 B-1C:
5.5% 6/1/19	3,665	3,678
5.5% 6/1/20	800	803
5.5% 6/1/22	600	602
Series 2011, 5% 6/1/16	17,000	18,824
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2013 A: - continued
5% 11/15/24	$ 4,000	$ 4,671
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,163
		400,561
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,127
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,632
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,570
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,545
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,440
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,446
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,321
5% 1/1/16	3,000	3,283
5% 1/1/20	2,110	2,373
Series 2012 A, 2% 1/1/14	4,780	4,799
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,469
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,460
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,727
5% 6/1/22	4,000	4,439
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,764
Series 2012 A:
5% 1/1/19	10,475	12,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A: - continued
5% 1/1/20	$ 2,000	$ 2,314
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.572%, tender 12/1/15 (b)	12,900	12,909
		66,557
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,023
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,261
5% 2/15/23	2,175	2,421
Series 2012:
5% 2/15/21	1,500	1,700
5% 2/15/24	2,000	2,202
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,827
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,560
5% 6/1/17	3,780	4,156
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,382
5% 1/1/27	1,500	1,643
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,507
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,545
5% 6/15/26	2,590	2,644
5% 6/15/27	2,720	2,755
5% 6/15/28	2,855	2,846
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,263
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,384
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,534
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,678
5% 10/1/22	2,000	2,262
5% 10/1/23	3,000	3,374
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	3,028
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,204
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,342
Series 2013 A2, 0.37% 1/1/16 (b)	1,615	1,611
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,970
5% 12/1/14 (Escrowed to Maturity)	395	417
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	2,205
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,326
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,565
		94,247
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,110
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,318
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,653
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,203
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	7,185	7,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,506
5% 1/1/22 (FSA Insured)	12,455	13,901
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,344
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,009
5% 12/15/14	850	894
		38,162
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,601
Pennsylvania - 3.8%
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,370
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,161
Series 2006 B, 5% 12/15/13	3,115	3,132
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,888
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,449
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,038
5% 7/1/22	6,000	6,581
5% 1/1/23	3,000	3,264
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,831
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,988
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,620
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	$ 3,930	$ 4,591
Series 2009 A, 5% 6/1/17	2,925	3,250
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,478
5% 3/1/22	2,000	2,231
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.85%, tender 10/1/13 (b)	4,800	4,800
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,992
Series 2011, 5% 7/1/21	2,100	2,492
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,374
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,289
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	8,944
Series 2009 B, 5% 12/1/16	12,500	14,081
Series 2013 A, 0.67% 12/1/17 (b)	7,600	7,530
Series 2013 A2:
0% 12/1/28 (a)	1,250	995
0% 12/1/33 (a)	1,250	932
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,079
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,998
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,756
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	728
Series 2010 C:
5% 9/1/20	14,000	15,689
5% 9/1/21	6,000	6,637
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,024
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,967
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,718
5% 9/1/20 (FSA Insured)	1,000	1,141
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,373
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,093
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,202
5% 4/1/24	1,365	1,474
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,271
		177,994
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	4,473
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	6,000	4,851
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	4,610
		13,934
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	662
South Carolina - 0.8%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,482
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	792
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,210
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	$ 2,275	$ 2,683
Series 2012 B, 5% 12/1/19	7,200	8,464
Series 2012 C:
5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	2,600	2,620
5% 12/1/20	7,500	8,846
Series 2013 E, 5% 12/1/48	3,500	3,437
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,405
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,925
		37,965
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	421
5.25% 11/1/18	1,000	1,163
		1,584
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,668
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,756
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,652
4.75% 7/1/15	3,560	3,772
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,512
		20,360
Texas - 8.7%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,956
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,470
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,045
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,061
6% 1/1/19	1,335	1,409
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,744
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,774
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,437
5% 11/15/17	1,375	1,584
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,179
5.25% 2/15/42	6,000	6,350
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,384
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,236
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,189
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,577
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,026
5.25% 12/1/43	2,555	2,654
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/15	5,000	5,454
5% 11/1/16	3,000	3,359
5% 11/1/19	1,000	1,157
5% 11/1/21	1,500	1,660
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,507
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,018
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,819
Gainesville Independent School District:
5.25% 2/15/36	190	201
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	940
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	1,170	1,194
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,000	4,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grand Parkway Trans. Corp.: - continued
Series 2013 C, 5.125% 10/1/43	$ 2,500	$ 2,442
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,776
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,989
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,283
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,500
Bonds Series 2012 B, 0.66%, tender 8/15/15 (b)	11,800	11,785
Series 2012 A, 0.5% 8/15/15 (b)	1,400	1,399
Series 2012 C:
5% 8/15/24	1,075	1,227
5% 8/15/25	3,860	4,345
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,090
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	9,064
Series 2012 A, 5% 7/1/23 (c)	2,400	2,612
Series A, 5.5% 7/1/39	6,000	6,436
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	6,500	6,570
Series 2005 A, 0% 2/15/16	6,395	6,269
0% 8/15/15	2,000	1,972
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (b)	10,300	10,297
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,865
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,233
0% 2/15/17	1,400	1,357
Series 2009, 4% 2/15/14	410	416
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,017
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	971
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,556
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	$ 5,935	$ 6,110
5% 5/15/14 (Escrowed to Maturity)	45	46
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	15
5% 5/15/15	2,470	2,652
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	299
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	82
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,520
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,144
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,236
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,576
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,044
5.5% 8/15/26	725	750
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	523
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,685
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,090
4% 12/15/24	1,825	1,917
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,164
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,497
Series 2011 A:
5.5% 9/1/41	1,200	1,294
6% 9/1/41	1,000	1,104
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,285
Pleasant Grove Independent School District:
5.25% 2/15/32	715	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pleasant Grove Independent School District: - continued
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	$ 885	$ 1,017
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,905
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	618
5.25% 2/15/37	1,465	1,540
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,600
5% 10/1/18	1,230	1,379
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,316
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,802
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,862
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,528
5% 9/15/24	7,490	8,513
5% 9/15/25	9,295	10,427
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,146
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,803
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,387
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,499
5% 10/1/20	2,180	2,489
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,692
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,181
5% 11/15/14	2,005	2,104
5% 11/15/15	1,880	2,046
5.75% 11/15/24	4,700	5,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	$ 1,000	$ 1,102
5% 8/15/26	1,530	1,659
5% 8/15/28	1,620	1,726
5% 8/15/33	3,800	3,895
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,812
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,830
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,476
Series 2008, 5% 4/1/25	3,200	3,583
Series 2011 A:
5% 8/1/19 (c)	1,545	1,798
5% 8/1/21 (c)	1,530	1,781
Series 2011 C:
5% 8/1/20 (c)	1,625	1,888
5% 8/1/21 (c)	1,460	1,700
Series B, 0% 10/1/13	8,900	8,900
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,908
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	9,725
Series 2013, 7% 12/31/38 (c)	16,000	16,936
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,362
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	7,400	7,419
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,746
Series 2007:
5% 4/1/25	2,500	2,782
5% 4/1/26	3,200	3,550
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,135
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	$ 1,000	$ 1,137
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,563
Waller Independent School District:
5.5% 2/15/26	3,220	3,579
5.5% 2/15/33	4,160	4,533
5.5% 2/15/37	4,820	5,217
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,456
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	748
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,895
		408,121
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,675
5% 8/15/18	2,500	2,860
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,327
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,480
		16,342
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,241
5% 12/1/15 (FSA Insured)	1,000	1,074
		2,315
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13 (Escrowed to Maturity)	3,250	3,250
5% 10/1/14	3,000	3,123
		6,373
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 12,000	$ 12,098
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	6,610
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,548
		22,316
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,650
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,378
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,062
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,655
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,745
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,159
5% 1/1/23	1,000	1,149
5% 1/1/24	2,330	2,646
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,052
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,157
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,952
Series 2009, 5.25% 1/1/42	1,900	2,014
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	981
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,464
5% 12/1/19	1,385	1,582
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,009
5.75% 12/1/20 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	$ 3,440	$ 3,070
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,660
5% 8/15/16	2,500	2,715
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,253
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,686
		72,048
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,069
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,465
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,915
		5,449
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,267
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,862
5.75% 7/1/30	2,000	2,152
Series 2013 B:
5% 7/1/25	1,000	1,081
5% 7/1/36	6,985	6,966
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,024
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	864
Series 2012:
5% 6/1/32	1,025	1,040
5% 6/1/39	815	799
		17,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 6,844
TOTAL MUNICIPAL BONDS (Cost $4,386,828)		4,509,047
Municipal Notes - 1.2%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,630
Series EE, 2% 12/31/13	3,250	3,263
		6,893
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,005
New York - 1.0%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,366
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	7,981
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,324
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,017
		47,688
TOTAL MUNICIPAL NOTES (Cost $58,577)		58,586
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,445,405)		4,567,633
NET OTHER ASSETS (LIABILITIES) - 3.2%		150,271
NET ASSETS - 100%		$ 4,717,904
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $4,444,894,000. Net unrealized appreciation aggregated $122,739,000, of which $182,647,000 related to appreciated investment securities and $59,908,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2013

1.808788.109

FSN-QTLY-113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.9%
Affinia Group, Inc. 7.75% 5/1/21 (f)		$ 870	$ 892
Chassix, Inc. 9.25% 8/1/18 (f)		5,510	5,827
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,715
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,864
6% 9/15/23		2,915	2,893
6.5% 2/15/19		2,040	2,168
6.75% 2/15/21		10,990	11,677
Delphi Corp.:
5% 2/15/23		7,707	7,957
5.875% 5/15/19		4,870	5,168
6.125% 5/15/21		4,760	5,200
Exide Technologies 8.625% 2/1/18 (c)		1,855	1,345
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	4,980
Lear Corp. 4.75% 1/15/23 (f)		5,380	4,990
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		2,430	2,339
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		3,405	3,567
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,231
Tenneco, Inc.:
6.875% 12/15/20		5,580	6,054
7.75% 8/15/18		1,360	1,462
			73,329
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,077	2,535
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/49 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
			2,535
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 1,285	$ 1,264
LKQ Corp. 4.75% 5/15/23 (f)		935	867
			2,131
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		15,935	17,210
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	13,813	6,077
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,125	3,795
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,330	1,340
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,289
FelCor Lodging LP 5.625% 3/1/23		3,575	3,338
Graton Economic Development Authority 9.625% 9/1/19 (f)		8,965	9,862
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		4,050	4,242
MCE Finance Ltd. 5% 2/15/21 (f)		9,533	9,152
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,740	2,713
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,231
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	1,012
Playa Resorts Holding BV 8% 8/15/20 (f)		1,090	1,150
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		3,720	3,488
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	670
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		6,400	6,096
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		509	102
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		6,290	5,771
5.375% 3/15/22		12,640	12,703
7.75% 8/15/20		19,415	21,793
			97,824
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		2,685	2,631
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,210	2,221
D.R. Horton, Inc. 4.375% 9/15/22		4,600	4,186
Jarden Corp. 6.125% 11/15/22		90	93
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		$ 5,840	$ 6,338
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,264
6.875% 2/15/21		5,380	5,743
8.25% 2/15/21		6,135	6,181
8.5% 5/15/18 (e)		390	408
9.875% 8/15/19		3,585	3,890
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,266
8.375% 1/15/21		3,850	4,331
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,285	1,179
5.875% 2/15/22		4,525	4,627
			65,358
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		3,420	3,394
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,426
Media - 2.4%
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,454
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,156
5.25% 3/15/21 (f)		4,240	4,070
5.25% 9/30/22		6,185	5,721
5.75% 9/1/23 (f)		3,360	3,184
6.625% 1/31/22		7,175	7,283
7.375% 6/1/20		4,895	5,287
8.125% 4/30/20		6,280	6,830
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		5,380	5,488
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		11,900	11,216
Checkout Holding Corp. 0% 11/15/15 (f)		2,915	2,394
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	3,864
5.125% 12/15/22		1,250	1,172
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	401
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
14% 2/1/21 pay-in-kind (f)		$ 4,340	$ 3,544
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		6,795	6,897
6.5% 11/15/22		8,370	8,537
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,175	6,641
DISH DBS Corp.:
5% 3/15/23		18,509	17,167
5.125% 5/1/20		410	406
5.875% 7/15/22		16,260	16,016
6.75% 6/1/21		7,885	8,289
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		1,895	1,966
EchoStar Communications Corp. 7.125% 2/1/16		5,485	6,027
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,058
8.5% 7/15/29		1,730	1,834
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		12,625	13,383
MDC Partners, Inc. 6.75% 4/1/20 (f)		3,345	3,387
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,169
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,260	1,229
Regal Entertainment Group:
5.75% 6/15/23		8,095	7,630
5.75% 2/1/25		1,215	1,121
Sheridan Group, Inc. 12.5% 4/15/14		2,704	2,704
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	3,995
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		3,155	2,950
4.625% 5/15/23 (f)		2,100	1,916
5.25% 8/15/22 (f)		4,070	3,928
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,638
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,240	5,306
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		4,720	4,472
			205,730
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,450
CST Brands, Inc. 5% 5/1/23 (f)		1,130	1,065
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc. 5.625% 2/15/22		$ 6,025	$ 6,176
Office Depot, Inc. 9.75% 3/15/19 (f)		2,855	3,340
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		4,475	4,542
Sonic Automotive, Inc. 5% 5/15/23		685	627
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,505	2,668
			19,868
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		4,675	4,804
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,155
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,013
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,464
PVH Corp. 4.5% 12/15/22		9,300	8,789
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		1,270	1,245
			32,470
TOTAL CONSUMER DISCRETIONARY			521,275
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		3,565	3,618
9.25% 2/15/19 (f)		7,560	8,354
ESAL GmbH 6.25% 2/5/23 (f)		8,690	7,669
Grifols, Inc. 8.25% 2/1/18		4,285	4,601
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		8,415	8,026
Rite Aid Corp.:
6.75% 6/15/21 (f)		12,320	12,797
8% 8/15/20		3,935	4,397
9.25% 3/15/20		7,400	8,399
10.25% 10/15/19		1,655	1,862
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,245	1,301
Tops Markets LLC 8.875% 12/15/17 (f)		2,400	2,628
			63,652
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,293
Dean Foods Co. 9.75% 12/15/18		4,560	5,164
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		$ 11,155	$ 12,047
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		6,397	6,397
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		2,900	3,052
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,445	1,320
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,838
Post Holdings, Inc.:
7.375% 2/15/22		900	946
7.375% 2/15/22 (f)		1,205	1,267
			36,324
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		1,205	1,256
6.625% 11/15/22 (f)		1,425	1,478
			2,734
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,450
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,065	966
NBTY, Inc. 9% 10/1/18		4,475	4,911
Prestige Brands, Inc. 8.125% 2/1/20		675	743
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		15,880	15,285
			23,355
TOTAL CONSUMER STAPLES			126,065
ENERGY - 7.0%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,027
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	3,009
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		5,010	5,098
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		2,910	3,005
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,472
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		2,135	2,151
Offshore Group Investment Ltd. 7.125% 4/1/23		5,265	5,133
Oil States International, Inc.:
5.125% 1/15/23 (f)		3,130	3,427
6.5% 6/1/19		3,555	3,768
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		$ 8,280	$ 8,901
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,299
Precision Drilling Corp. 6.5% 12/15/21		850	888
Pride International, Inc. 6.875% 8/15/20		2,775	3,307
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		1,730	1,786
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,530
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,300	3,098
3.125% 7/10/23	EUR	800	1,115
			54,014
Oil, Gas & Consumable Fuels - 6.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		5,985	5,626
Afren PLC 11.5% 2/1/16 (f)		2,355	2,691
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		3,080	3,142
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		2,730	2,467
6.625% 10/1/20 (f)		1,030	1,051
Berry Petroleum Co. 10.25% 6/1/14		1,820	1,920
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,687
9.625% 8/1/20		4,120	4,553
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	14,056
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,845
Concho Resources, Inc.:
5.5% 4/1/23		11,240	11,100
6.5% 1/15/22		5,640	6,049
7% 1/15/21		2,565	2,809
Continental Resources, Inc.:
4.5% 4/15/23		6,380	6,260
5% 9/15/22		20,805	20,935
7.125% 4/1/21		2,265	2,531
8.25% 10/1/19		770	847
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		5,910	6,206
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,648
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		$ 6,220	$ 6,041
Denbury Resources, Inc. 8.25% 2/15/20		3,449	3,785
DTEK Finance BV 9.5% 4/28/15 (f)		449	443
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,715
Energy Partners Ltd. 8.25% 2/15/18		10,030	10,582
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,737
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,732
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,429
Forest Oil Corp. 7.5% 9/15/20		5,720	5,691
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,009
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		2,848	2,926
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,172
Halcon Resources Corp. 8.875% 5/15/21		3,525	3,613
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,220	3,357
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,408
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		5,685	5,642
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	3,950	5,347
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,155	3,455
7% 5/5/20 (f)		3,130	3,537
9.125% 7/2/18 (f)		3,695	4,499
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,290	2,136
5.75% 4/30/43 (f)		3,310	2,908
Laredo Pete, Inc. 7.375% 5/1/22		5,160	5,470
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	1,995
6.25% 6/15/22		5,454	5,740
6.75% 11/1/20		1,690	1,825
Naftogaz of Ukraine NJSC 9.5% 9/30/14		5,525	5,111
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,344
6.875% 2/1/20		11,450	12,023
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		1,910	1,910
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		$ 6,068	$ 6,432
Pan American Energy LLC 7.875% 5/7/21 (f)		5,945	5,945
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,456
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,680	10,382
6.625% 6/15/38		395	418
8.625% 12/1/23		430	525
Petrobras Global Finance BV 2.4081% 1/15/19 (k)		3,765	3,690
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	4,561
6.875% 1/20/40		3,850	3,766
8.375% 12/10/18		3,650	4,357
Petroleos de Venezuela SA:
4.9% 10/28/14		14,920	14,040
5.375% 4/12/27		3,680	2,116
5.5% 4/12/37		2,230	1,238
8% 11/17/13		8,020	8,020
8.5% 11/2/17 (f)		39,490	35,778
9% 11/17/21 (Reg. S)		2,555	2,082
9.75% 5/17/35 (f)		8,105	6,160
12.75% 2/17/22 (f)		13,680	13,372
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,323
4.875% 1/24/22		3,430	3,504
4.875% 1/18/24		2,195	2,219
5.5% 1/21/21		4,255	4,570
5.5% 6/27/44		5,645	5,137
6% 3/5/20		2,680	2,952
6.5% 6/2/41		8,280	8,694
6.625% (f)(g)		14,295	14,438
8% 5/3/19		1,710	2,082
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,078
PT Adaro Indonesia 7.625% 10/22/19 (f)		6,100	6,356
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,490	2,129
4.875% 5/3/22 (f)		4,035	3,652
5.25% 5/23/21 (f)		2,930	2,776
5.625% 5/20/43 (f)		2,480	1,934
6% 5/3/42 (f)		4,030	3,264
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
6.5% 5/27/41 (f)		$ 4,290	$ 3,732
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,737
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,572
Range Resources Corp.:
5% 8/15/22		5,175	5,007
5% 3/15/23		7,785	7,474
5.75% 6/1/21		1,735	1,822
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,214
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	3,715
9.5% 4/15/18		3,220	3,470
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (f)		6,300	6,040
SemGroup Corp. 7.5% 6/15/21 (f)		3,490	3,560
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,110	1,088
6.375% 8/1/22		1,744	1,814
6.875% 2/1/21		2,425	2,589
Teekay Corp. 8.5% 1/15/20		3,285	3,515
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,555
7.625% 4/1/37		1,550	2,013
8.375% 6/15/32		1,570	2,066
Tesoro Corp.:
4.25% 10/1/17		2,530	2,593
5.375% 10/1/22		2,850	2,722
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		860	858
6.125% 10/15/21		2,290	2,301
Venoco, Inc. 8.875% 2/15/19		2,705	2,725
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,420
Western Refining, Inc. 6.25% 4/1/21		5,430	5,321
Whiting Petroleum Corp.:
5% 3/15/19		2,965	2,972
5.75% 3/15/21		2,965	3,047
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc. 6% 1/15/22		$ 6,100	$ 6,184
Zhaikmunai International BV 7.125% 11/13/19 (f)		4,630	4,850
			557,902
TOTAL ENERGY			611,916
FINANCIALS - 7.0%
Commercial Banks - 1.9%
Access Finance BV 7.25% 7/25/17 (f)		2,190	2,179
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	3,430	1,515
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,855	4,048
CBOM Finance PLC 8.25% 8/5/14		2,005	2,075
CIT Group, Inc.:
5% 8/15/22		7,130	6,970
5.25% 3/15/18		7,020	7,353
5.375% 5/15/20		9,060	9,377
5.5% 2/15/19 (f)		31,085	32,639
Credit Commercial de France 1.875% 1/16/20	EUR	8,000	10,752
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,585	1,450
Development Bank of Philippines 8.375% (g)(k)		5,840	6,132
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,175	2,175
Finansbank A/S:
5.15% 11/1/17 (f)		7,690	7,229
5.5% 5/11/16 (Reg. S)		2,390	2,342
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		5,250	5,565
HSBK (Europe) BV 7.25% 5/3/17 (f)		3,395	3,548
JSC Kazkommertsbank BV 8% 11/3/15 (f)		2,475	2,475
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		850	706
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,970	2,993
Magyar Export-Import Bank 5.5% 2/12/18 (f)		2,435	2,450
RSHB Capital SA 6% 6/3/21 (f)(k)		1,985	1,958
Svenska Handelsbanken AB 2.25% 8/27/20 (Reg. S)	EUR	9,325	12,662
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		2,926	2,253
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,685	9,607
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		$ 3,690	$ 3,791
6.8% 11/22/25 (f)		3,980	4,189
6.902% 7/9/20 (f)		6,320	6,936
Wells Fargo & Co. 2.25% 9/3/20 (Reg. S)	EUR	8,100	10,983
			166,352
Consumer Finance - 2.5%
Ally Financial, Inc.:
5.5% 2/15/17		6,620	6,947
7.5% 9/15/20		41,640	46,793
8% 3/15/20		34,765	39,980
General Motors Acceptance Corp. 8% 11/1/31		24,015	26,717
GMAC LLC 8% 11/1/31		56,464	63,522
SLM Corp.:
5.5% 1/25/23		16,355	14,974
6% 1/25/17		8,050	8,533
7.25% 1/25/22		7,295	7,423
8% 3/25/20		6,200	6,696
			221,585
Diversified Financial Services - 1.4%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,930	5,177
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,025	5,047
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,075	5,331
Canada Housing Trust No. 1 2.35% 9/15/23 (f)	CAD	17,000	15,542
Citigroup, Inc. 5.9% (g)(k)		11,900	11,186
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		2,480	2,412
4.25% 5/15/23 (f)		2,170	1,983
6.75% 6/1/18		5,660	6,268
GTB Finance BV 7.5% 5/19/16 (f)		2,955	3,106
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	4,018
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)		7,950	7,950
8% 1/15/18		8,595	9,003
Indo Energy Finance BV 7% 5/7/18 (f)		5,330	5,143
Landry's Acquisition Co. 9.375% 5/1/20 (f)		780	823
Magnesita Finance Ltd. 8.625% (f)(g)		2,265	2,118
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (f)(k)		$ 6,545	$ 6,705
Myriad International Holding BV 6% 7/18/20 (f)		2,225	2,348
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,095	3,219
TMK Capital SA 7.75% 1/27/18		6,355	6,641
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		3,280	3,325
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	5,986
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		6,604	6,348
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		5,435	5,734
			125,413
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,105	2,200
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)(h)		5,470	5,477
			7,677
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America:
4.125% 4/1/20		4,205	3,984
4.625% 5/1/23		4,205	3,900
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,670	3,716
6.875% 5/1/21		7,220	7,599
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,150
7.5% 2/15/20		4,325	4,703
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,631
			38,683
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,345	5,948
6.625% 10/15/20		5,015	5,354
Howard Hughes Corp. 6.875% 10/1/21 (f)		9,230	9,288
Realogy Corp.:
7.625% 1/15/20 (f)		5,540	6,177
7.875% 2/15/19 (f)		4,965	5,424
9% 1/15/20 (f)		3,270	3,777
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		6,295	5,870
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc.: - continued
7.75% 4/15/20 (f)		$ 2,413	$ 2,636
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,387	4,128
			48,602
TOTAL FINANCIALS			608,312
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,159
Health Care Providers & Services - 3.2%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,233
7.125% 7/15/20		11,600	11,716
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,840
DaVita, Inc.:
5.75% 8/15/22		8,500	8,404
6.375% 11/1/18		4,010	4,211
6.625% 11/1/20		19,300	20,506
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		6,310	6,578
5.875% 1/31/22 (f)		14,710	15,078
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,239
HCA Holdings, Inc.:
6.25% 2/15/21		4,985	5,066
7.75% 5/15/21		23,540	25,041
HCA, Inc.:
4.75% 5/1/23		5,215	4,909
5.875% 3/15/22		16,855	17,319
5.875% 5/1/23		17,605	17,297
6.5% 2/15/20		13,550	14,685
7.25% 9/15/20		21,345	23,213
7.5% 2/15/22		10,195	11,189
8% 10/1/18		1,200	1,380
Health Management Associates, Inc. 7.375% 1/15/20		2,585	2,832
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,458
8.125% 2/15/20		6,585	7,169
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		$ 3,670	$ 3,808
InVentiv Health, Inc. 11% 8/15/18 (f)		795	638
ResCare, Inc. 10.75% 1/15/19		2,445	2,732
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,531
8.125% 11/1/18		2,590	2,784
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		8,390	7,740
4.5% 4/1/21		3,670	3,441
4.75% 6/1/20		3,380	3,253
6% 10/1/20 (f)		3,745	3,829
6.25% 11/1/18		6,540	6,981
6.75% 2/1/20		3,235	3,227
6.875% 11/15/31		9,855	8,352
8% 8/1/20		6,190	6,561
8.125% 4/1/22 (f)		8,210	8,569
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	4,066
UHS Escrow Corp. 7% 10/1/18		910	962
			279,837
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,904
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,425	3,849
Pharmaceuticals - 0.7%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		8,370	8,611
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		12,010	12,851
6.75% 8/15/21 (f)		8,070	8,393
6.875% 12/1/18 (f)		7,955	8,412
7.5% 7/15/21 (f)		6,080	6,551
VPI Escrow Corp. 6.375% 10/15/20 (f)		15,390	16,006
			60,824
TOTAL HEALTH CARE			351,573
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		$ 730	$ 445
12% 11/1/14 pay-in-kind		1,362	1,364
Bombardier, Inc. 6.125% 1/15/23 (f)		4,095	4,095
GenCorp, Inc. 7.125% 3/15/21 (f)		1,145	1,199
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		12,418	13,349
7.125% 3/15/21		1,485	1,600
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,091
			26,143
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (f)		2,250	2,118
5.375% 11/15/22 (f)		1,475	1,423
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,026	3,009
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		682	698
6.125% 4/29/18 (f)		1,470	1,496
7.25% 11/10/19		3,848	4,348
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,528	8,375
8.021% 8/10/22		2,650	2,875
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		2,625	2,402
Series 2013-1 Class B, 4.95% 1/15/22		2,100	1,927
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,709	1,846
8.028% 11/1/17		463	478
U.S. Airways Group, Inc. 6.125% 6/1/18		6,295	6,035
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,352	4,777
Series 2012-2:
Class A, 4.625% 12/3/26		2,045	1,943
Class B, 6.75% 12/3/22		1,595	1,631
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		4,775	4,417
Class B, 5.375% 5/15/23		1,975	1,876
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		$ 4,991	$ 5,677
United Continental Holdings, Inc. 6.375% 6/1/18		825	839
			58,190
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		655	662
Commercial Services & Supplies - 0.6%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,445	1,308
ADT Corp. 6.25% 10/15/21 (f)		3,715	3,771
American Reprographics Co. 10.5% 12/15/16		4,135	4,321
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,667
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,507
5.25% 8/1/20		2,915	2,886
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,799
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,141
Iron Mountain, Inc. 5.75% 8/15/24		3,250	2,925
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		765	769
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,095	2,079
R.R. Donnelley & Sons Co.:
7% 2/15/22		2,955	2,970
7.875% 3/15/21		4,240	4,547
Tervita Corp.:
8% 11/15/18 (f)		3,665	3,679
9.75% 11/1/19 (f)		4,170	3,816
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,983
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		3,080	1,032
			53,200
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		4,485	4,205
Odebrecht Finance Ltd. 7.5% (f)(g)		10,985	10,655
			14,860
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,140	1,990
6.5% 5/15/19 (f)		4,840	5,203
			7,193
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		$ 4,180	$ 4,055
Terex Corp. 6% 5/15/21		10,330	10,446
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		2,955	3,310
			17,811
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.625% 11/1/17		2,315	2,402
Navios Maritime Holdings, Inc. 8.875% 11/1/17		4,255	4,446
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,380	2,559
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		2,790	2,943
			12,350
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,215	2,304
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		400	452
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		3,980	4,174
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,045	3,395
Shortline PLC 9.5% 5/21/18 (f)		1,650	1,314
Western Express, Inc. 12.5% 4/15/15 (f)		3,580	2,041
			13,680
Trading Companies & Distributors - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,020	1,074
Aircastle Ltd.:
6.25% 12/1/19		4,985	5,272
7.625% 4/15/20		3,275	3,619
9.75% 8/1/18		7,995	8,834
International Lease Finance Corp.:
3.875% 4/15/18		6,065	5,860
4.625% 4/15/21		5,675	5,254
5.75% 5/15/16		6,725	7,130
5.875% 4/1/19		16,845	17,538
6.25% 5/15/19		17,040	17,892
6.75% 9/1/16 (f)		5,845	6,415
7.125% 9/1/18 (f)		23,540	26,306
8.25% 12/15/20		11,050	12,597
8.625% 1/15/22		18,890	21,771
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17		$ 14,680	$ 16,845
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,290	1,309
			157,716
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		5,868	5,618
TOTAL INDUSTRIALS			367,423
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (f)		2,265	2,390
Avaya, Inc. 10.5% 3/1/21 (f)		4,635	3,754
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		2,840	2,620
Lucent Technologies, Inc.:
6.45% 3/15/29		8,530	7,208
6.5% 1/15/28		4,625	3,862
			19,834
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		8,390	8,075
7% 11/1/21		5,730	6,360
			14,435
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,925	2,079
Flextronics International Ltd.:
4.625% 2/15/20		4,075	3,953
5% 2/15/23		2,125	2,019
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,174
			10,225
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		2,985	2,978
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,037
IAC/InterActiveCorp 4.75% 12/15/22		5,250	4,830
j2 Global, Inc. 8% 8/1/20		2,970	3,193
VeriSign, Inc. 4.625% 5/1/23 (f)		3,740	3,516
			17,554
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Audatex North America, Inc. 6% 6/15/21 (f)		$ 6,055	$ 6,176
Ceridian Corp. 11% 3/15/21 (f)		2,010	2,327
First Data Corp.:
11.25% 1/15/21 (f)		980	1,024
11.75% 8/15/21 (f)		6,295	6,075
NeuStar, Inc. 4.5% 1/15/23		1,575	1,414
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,101	10,960
13.375% 10/15/19		6,755	7,650
			35,626
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		4,740	4,622
5.75% 2/15/21 (f)		4,280	4,344
5.75% 3/15/23 (f)		2,585	2,559
9.75% 8/1/18 (f)		3,007	3,378
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	0
			14,903
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		15,775	15,795
6.125% 9/15/23 (f)		4,105	4,126
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		8,445	8,762
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,085	1,970
SAP AG 2.125% 11/13/19	EUR	7,350	10,069
			40,722
TOTAL INFORMATION TECHNOLOGY			153,299
MATERIALS - 3.3%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (f)		1,350	1,279
Chemtura Corp. 5.75% 7/15/21		1,960	1,955
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,295	2,203
Hexion U.S. Finance Corp. 6.625% 4/15/20		10,030	10,030
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,415	1,468
Momentive Performance Materials, Inc.:
9% 1/15/21		1,925	1,646
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.: - continued
10% 10/15/20		$ 14,945	$ 15,599
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		37,507	39,382
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		1,725	1,716
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		6,430	6,559
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		2,880	2,822
PolyOne Corp.:
5.25% 3/15/23 (f)		2,630	2,485
7.375% 9/15/20		1,645	1,810
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		1,810	1,774
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,090	1,232
TPC Group, Inc. 8.75% 12/15/20 (f)		6,250	6,391
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		8,515	8,451
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,085	2,179
			108,981
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		2,070	2,267
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,680	2,747
			5,014
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		975	929
7% 11/15/20 (f)		2,560	2,458
BWAY Holding Co. 10% 6/15/18		2,265	2,469
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,894
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,764
7.5% 12/15/96		4,010	3,764
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,285
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,245	2,335
8.375% 6/15/19 (f)		3,040	3,177
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. 5.25% 4/1/23 (f)		$ 2,170	$ 2,056
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,219
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,739	3,081
			37,431
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (f)		30	59
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,470	3,834
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		890	914
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,055	5,131
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,250	2,064
8.25% 11/10/15 (f)		7,490	8,014
9.5% 4/24/18 (Reg. S)		2,675	2,896
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		5,550	5,689
6.875% 2/1/18 (f)		6,817	7,124
6.875% 4/1/22 (f)		8,025	8,025
8.25% 11/1/19 (f)		17,605	18,969
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		3,840	3,034
IAMGOLD Corp. 6.75% 10/1/20 (f)		5,155	4,498
Inmet Mining Corp. 7.5% 6/1/21 (f)		2,575	2,639
Metinvest BV 10.25% 5/20/15 (f)		4,230	4,230
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		1,975	1,629
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,025	400
New Gold, Inc.:
6.25% 11/15/22 (f)		3,855	3,749
7% 4/15/20 (f)		1,295	1,334
Nord Gold NV 6.375% 5/7/18 (f)		3,535	3,279
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		4,195	4,106
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,435	1,528
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,133
RathGibson, Inc. 11.25% 2/15/14 (c)		2,446	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,194
11.25% 10/15/18		9,055	9,349
Severstal Columbus LLC 10.25% 2/15/18		4,440	4,718
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp.:
6.75% 4/16/40		$ 2,305	$ 2,243
7.5% 7/27/35		3,445	3,655
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		2,020	1,904
			124,341
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,242
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,183
NewPage Corp.:
6.515% 5/1/49 (c)(k)		2,460	0*
11.375% 12/31/14 (c)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,355
			8,780
TOTAL MATERIALS			284,547
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.7%
Alestra SA de RL de CV 11.75% 8/11/14		2,415	2,587
Altice Financing SA 7.875% 12/15/19 (f)		4,110	4,336
Altice Finco SA 9.875% 12/15/20 (f)		4,825	5,199
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,380
9% 8/15/31		3,545	3,474
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,387
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,104	5,368
Eileme 2 AB 11.625% 1/31/20 (f)		8,215	9,529
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,250	4,324
Frontier Communications Corp.:
7.625% 4/15/24		7,235	7,235
8.5% 4/15/20		10,775	11,906
8.75% 4/15/22		5,851	6,392
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		2,550	2,665
Level 3 Communications, Inc. 8.875% 6/1/19		1,410	1,509
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,601
8.625% 7/15/20		7,650	8,358
Lynx I Corp. 5.375% 4/15/21 (f)		2,750	2,681
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lynx II Corp. 6.375% 4/15/23 (f)		$ 1,555	$ 1,547
Sprint Capital Corp.:
6.875% 11/15/28		26,240	23,419
8.75% 3/15/32		6,972	7,085
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		2,200	2,178
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	6,950	9,048
TW Telecom Holdings, Inc.:
5.375% 10/1/22		9,850	9,407
5.375% 10/1/22 (f)		3,365	3,214
6.375% 9/1/23 (f)		1,990	1,980
U.S. West Communications:
6.875% 9/15/33		2,265	2,194
7.25% 9/15/25		420	470
7.25% 10/15/35		1,205	1,183
Virgin Media Finance PLC 4.875% 2/15/22		4,640	3,898
			149,554
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. 5.25% 1/15/23		7,070	6,504
Digicel Group Ltd.:
6% 4/15/21 (f)		24,270	22,692
7% 2/15/20 (f)		860	852
8.25% 9/1/17 (f)		2,150	2,239
8.25% 9/30/20 (f)		40,580	42,000
10.5% 4/15/18 (f)		30,955	33,238
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		16,895	15,797
6.625% 12/15/22 (f)		15,090	14,977
7.25% 4/1/19		10,020	10,721
7.25% 10/15/20		13,410	14,315
7.5% 4/1/21		24,110	26,039
8.5% 11/1/19		3,755	4,084
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		7,135	7,171
6.625% 4/1/23 (f)		7,135	7,153
7.875% 9/1/18		3,440	3,720
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,205	2,051
MTS International Funding Ltd.:
5% 5/30/23 (f)		5,205	4,776
8.625% 6/22/20 (f)		7,505	8,734
NII Capital Corp. 7.625% 4/1/21		2,242	1,592
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		$ 10,314	$ 10,211
Sprint Corp. 7.25% 9/15/21 (f)		2,265	2,288
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,175	5,395
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,625	3,897
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,375	2,354
			252,800
TOTAL TELECOMMUNICATION SERVICES			402,354
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA:
7.875% 1/31/18 (f)		2,520	2,633
7.875% 1/31/18 (f)		3,980	4,159
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	2,953
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,350	1,249
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		6,631	3,382
Hrvatska Elektroprivreda 6% 11/9/17 (f)		1,045	1,071
Majapahit Holding BV 7.75% 1/20/20 (f)		1,935	2,133
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,743
			21,323
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,765	1,902
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,862
8% 3/1/32		6,265	8,088
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,321
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,371	2,537
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		13,070	11,763
			36,473
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		7,965	8,005
Calpine Corp.:
7.5% 2/15/21 (f)		4,910	5,217
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.: - continued
7.875% 7/31/20 (f)		$ 7,128	$ 7,680
7.875% 1/15/23 (f)		14,642	15,411
Energy Future Holdings Corp.:
10.875% 11/1/17		9,438	5,285
11.25% 11/1/17 pay-in-kind (k)		7,535	4,220
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		6,345	6,456
10% 12/1/20		47,686	50,249
10% 12/1/20 (f)		9,895	10,390
11% 10/1/21		26,975	29,066
12.25% 12/1/18 pay-in-kind (f)(k)		3,349	2,073
12.25% 3/1/22 (f)		29,380	33,053
Listrindo Capital BV 6.95% 2/21/19 (f)		2,130	2,162
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	3,091
The AES Corp. 4.875% 5/15/23		4,715	4,409
TXU Corp.:
5.55% 11/15/14		1,623	633
6.5% 11/15/24		13,610	4,355
6.55% 11/15/34		26,380	8,442
			200,197
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		3,200	3,395
TOTAL UTILITIES			261,388
TOTAL NONCONVERTIBLE BONDS (Cost $3,591,708)			3,688,152
U.S. Government and Government Agency Obligations - 18.0%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.5% 7/2/15		50,788	50,925
0.5% 3/30/16		6,734	6,718
0.625% 8/26/16		3,672	3,661
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,512
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
0.875% 12/27/13		$ 625	$ 626
1% 6/21/17		7,560	7,563
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,822
3.5% 12/15/42		647	527
5.25% 9/15/39		1,796	1,957
5.375% 4/1/56		6,100	6,570
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			94,881
U.S. Treasury Obligations - 16.1%
U.S. Treasury Bonds:
3.125% 2/15/43		108,307	97,019
3.625% 8/15/43		59,948	59,245
5.25% 2/15/29		10,732	13,418
5.375% 2/15/31		34,558	44,078
6.125% 8/15/29 (i)		3,900	5,326
7.5% 11/15/16		6,120	7,405
7.875% 2/15/21		5,350	7,503
9.875% 11/15/15 (j)		7,956	9,557
U.S. Treasury Notes:
0.25% 7/15/15		52,806	52,771
0.25% 10/15/15		106,551	106,360
0.25% 4/15/16		3,303	3,285
0.25% 5/15/16		24,408	24,250
0.375% 1/15/16		147,337	147,218
0.5% 7/31/17		45,462	44,617
0.625% 7/15/16		71,808	71,920
0.625% 8/15/16		27,251	27,274
0.625% 4/30/18		24,024	23,356
0.75% 6/30/17		23,999	23,813
0.875% 11/30/16		25,803	25,924
0.875% 4/30/17		12,834	12,826
0.875% 1/31/18		55,114	54,408
0.875% 7/31/19		32,402	30,941
1% 9/30/16		11,568	11,691
1% 10/31/16		19,480	19,667
1% 5/31/18		18,480	18,248
1.375% 7/31/18		25,497	25,547
1.375% 9/30/18		18,754	18,745
1.5% 8/31/18		3,945	3,972
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 7/31/15		$ 11,577	$ 11,884
1.875% 9/30/17		27,900	28,798
1.875% 10/31/17		3,876	3,998
2% 7/31/20		10,429	10,457
2% 9/30/20		126,421	126,322
2.375% 6/30/18		23,941	25,123
2.5% 8/15/23		37,571	37,207
2.75% 11/30/16		10,000	10,634
3% 2/28/17		15,000	16,103
3.125% 10/31/16		22,651	24,336
3.125% 1/31/17		25,536	27,503
3.5% 2/15/18		39,726	43,652
4.5% 5/15/17		48,040	54,195
TOTAL U.S. TREASURY OBLIGATIONS			1,410,596
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (k)		2,812	2,815
Series 2011-R1 Class 1A, 0.6359% 1/8/20 (NCUA Guaranteed) (k)		4,959	4,987
Series 2011-R4 Class 1A, 0.5617% 3/6/20 (NCUA Guaranteed) (k)		2,487	2,493
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,327
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,787
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,460
TOTAL OTHER GOVERNMENT RELATED			67,869
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,573,349)			1,573,346
U.S. Government Agency - Mortgage Securities - 4.1%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 1.4%
2.031% 9/1/33 (k)		$ 515	$ 535
2.05% 11/1/35 (k)		369	384
2.303% 6/1/36 (k)		44	47
2.315% 10/1/35 (k)		38	40
2.362% 2/1/36 (k)		95	101
2.414% 1/1/35 (k)		251	262
2.415% 11/1/33 (k)		133	141
2.536% 6/1/42 (k)		451	463
2.558% 11/1/36 (k)		47	50
2.573% 5/1/36 (k)		59	63
2.586% 3/1/33 (k)		130	138
2.614% 9/1/36 (k)		136	145
2.614% 6/1/47 (k)		172	184
2.636% 2/1/37 (k)		525	561
2.638% 7/1/35 (k)		204	217
2.769% 4/1/36 (k)		374	400
2.935% 8/1/35 (k)		785	840
2.95% 11/1/40 (k)		282	295
2.959% 9/1/41 (k)		327	341
3.093% 10/1/41 (k)		162	170
3.18% 3/1/42 (k)		12,875	13,501
3.228% 7/1/41 (k)		531	556
3.365% 10/1/41 (k)		293	306
3.5% 10/1/43 (h)		36,000	36,675
3.5% 10/1/43 (h)		36,000	36,675
3.545% 7/1/41 (k)		567	597
5% 2/1/22 to 12/1/22		10,454	11,146
5.5% 10/1/20 to 11/1/34		11,331	12,287
6% 6/1/16 to 10/1/16		50	52
6.13% 3/1/37 (k)		23	24
6.5% 1/1/14 to 8/1/36		6,395	7,169
TOTAL FANNIE MAE			124,365
Freddie Mac - 0.3%
1.895% 3/1/35 (k)		146	151
2.03% 2/1/37 (k)		57	60
2.095% 8/1/37 (k)		84	87
2.137% 5/1/37 (k)		92	97
2.168% 6/1/33 (k)		299	313
2.175% 6/1/37 (k)		29	30
2.229% 3/1/37 (k)		34	35
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.311% 1/1/37 (k)		$ 347	$ 362
2.328% 1/1/36 (k)		84	88
2.35% 7/1/35 (k)		164	171
2.375% 5/1/37 (k)		72	77
2.38% 10/1/35 (k)		265	279
2.443% 6/1/37 (k)		279	299
2.468% 10/1/36 (k)		376	399
2.492% 4/1/35 (k)		30	32
2.507% 5/1/37 (k)		994	1,045
2.51% 5/1/37 (k)		521	546
2.548% 2/1/36 (k)		7	7
2.573% 6/1/37 (k)		61	65
2.595% 4/1/37 (k)		8	8
2.615% 9/1/35 (k)		72	77
2.673% 7/1/35 (k)		257	276
2.699% 4/1/37 (k)		113	121
2.795% 7/1/36 (k)		125	134
3.089% 9/1/41 (k)		2,810	2,933
3.124% 10/1/35 (k)		58	62
3.224% 4/1/41 (k)		326	341
3.242% 9/1/41 (k)		306	321
3.283% 6/1/41 (k)		402	421
3.464% 5/1/41 (k)		348	367
3.627% 6/1/41 (k)		542	574
3.717% 5/1/41 (k)		527	556
5.5% 11/1/18 to 7/1/35		11,745	12,572
6% 1/1/24		1,907	2,113
6.5% 7/1/14 to 3/1/22		974	1,063
TOTAL FREDDIE MAC			26,082
Ginnie Mae - 2.4%
4% 6/15/24 to 3/15/26		7,748	8,249
4.3% 8/20/61 (o)		2,953	3,200
4.5% 3/15/25 to 6/15/25		5,884	6,306
4.515% 3/20/62 (o)		10,199	11,189
4.53% 10/20/62 (o)		3,060	3,371
4.55% 5/20/62 (o)		18,992	20,874
4.556% 12/20/61 (o)		10,980	12,044
4.604% 3/20/62 (o)		5,495	6,047
4.626% 3/20/62 (o)		3,713	4,083
4.649% 2/20/62 (o)		1,962	2,160
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.65% 3/20/62 (o)		$ 3,443	$ 3,793
4.682% 2/20/62 (o)		2,627	2,893
4.684% 1/20/62 (o)		12,337	13,580
4.751% 12/20/60 (o)		2,058	2,248
4.804% 3/20/61 (o)		6,993	7,674
4.834% 3/20/61 (o)		12,536	13,769
5.47% 8/20/59 (o)		1,911	2,052
5.492% 4/20/60 (o)		8,380	9,369
5.5% 11/15/35		2,354	2,592
5.612% 4/20/58 (o)		3,310	3,467
6% 6/15/36 to 9/15/40		27,040	29,822
6.5% 8/20/38 to 9/20/38		32,905	37,071
TOTAL GINNIE MAE			205,853
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $352,454)			356,300
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $3,947)	GBP	2,049	3,747
Collateralized Mortgage Obligations - 3.5%

U.S. Government Agency - 3.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6789% 9/25/23 (k)		799	803
Series 2010-15 Class FJ, 1.1089% 6/25/36 (k)		6,273	6,428
Series 2010-86 Class FE, 0.6289% 8/25/25 (k)		771	776
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,720	3,955
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		29	31
Series 2003-113 Class PE, 4% 11/25/18		1,045	1,095
Series 2003-70 Class BJ, 5% 7/25/33		649	706
Series 2004-80 Class LD, 4% 1/25/19		364	370
Series 2005-19 Class PA, 5.5% 7/25/34		2,356	2,566
Series 2005-27 Class NE, 5.5% 5/25/34		3,275	3,481
Series 2005-52 Class PB, 6.5% 12/25/34		234	245
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35		$ 2,261	$ 2,492
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,177
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,327
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		103	109
Series 2003-117 Class MD, 5% 12/25/23		1,362	1,477
Series 2004-91 Class Z, 5% 12/25/34		4,429	4,870
Series 2004-95 Class AN, 5.5% 1/25/25		338	347
Series 2005-117 Class JN, 4.5% 1/25/36		735	793
Series 2005-14 Class ZB, 5% 3/25/35		1,918	2,113
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,524
Series 2006-72 Class CY, 6% 8/25/26		1,976	2,209
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,548
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,649
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,345
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		516	44
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		781	66
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,469	569
Series 2010-39 Class FG, 1.0989% 3/25/36 (k)		3,835	3,929
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,630	161
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,059	121
Series 2013-40 Class PV, 2% 1/25/26		4,686	4,748
Freddie Mac:
floater:
Series 2630 Class FL, 0.6823% 6/15/18 (k)		26	26
Series 2711 Class FC, 1.0823% 2/15/33 (k)		2,509	2,553
floater planned amortization class Series 2770 Class FH, 0.5823% 3/15/34 (k)		2,348	2,362
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		2,873	2,981
Series 2101 Class PD, 6% 11/15/28		73	80
Series 2115 Class PE, 6% 1/15/14		2	2
Series 2376 Class JE, 5.5% 11/15/16		102	107
Series 2381 Class OG, 5.5% 11/15/16		59	61
Series 2425 Class JH, 6% 3/15/17		138	146
Series 2672 Class MG, 5% 9/15/23		3,063	3,388
Series 2695 Class DG, 4% 10/15/18		2,213	2,311
Series 2996 Class MK, 5.5% 6/15/35		237	262
Series 3415 Class PC, 5% 12/15/37		1,162	1,250
Series 3763 Class QA, 4% 4/15/34		2,354	2,479
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		$ 3,023	$ 3,277
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		183	203
Series 2877 Class ZD, 5% 10/15/34		5,789	6,310
Series 3277 Class B, 4% 2/15/22		2,600	2,748
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,021
Series 3578 Class B, 4.5% 9/15/24		3,410	3,622
Series 4176 Class BA, 3% 2/15/33		3,152	3,253
Series 2715 Class NG, 4.5% 12/15/18		845	896
Series 4181 Class LA, 3% 3/15/37		4,369	4,469
Series 4182 Class BA, 3% 6/15/37		17,673	18,218
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.68% 7/20/37 (k)		1,334	1,342
Series 2008-2 Class FD, 0.66% 1/20/38 (k)		338	340
Series 2008-73 Class FA, 1.04% 8/20/38 (k)		2,000	2,036
Series 2008-83 Class FB, 1.08% 9/20/38 (k)		2,075	2,113
Series 2009-108 Class CF, 0.7823% 11/16/39 (k)		1,722	1,738
Series 2009-116 Class KF, 0.7123% 12/16/39 (k)		1,505	1,516
Series 2010-9 Class FA, 0.7023% 1/16/40 (k)		2,333	2,349
Series 2010-H17 Class FA, 0.5126% 7/20/60 (k)(o)		5,192	5,095
Series 2010-H18 Class AF, 0.4859% 9/20/60 (k)(o)		5,629	5,527
Series 2010-H19 Class FG, 0.4859% 8/20/60 (k)(o)		7,226	7,099
Series 2010-H27 Series FA, 0.5659% 12/20/60 (k)(o)		2,139	2,108
Series 2011-H05 Class FA, 0.6859% 12/20/60 (k)(o)		3,907	3,874
Series 2011-H07 Class FA, 0.6859% 2/20/61 (k)(o)		7,104	7,045
Series 2011-H12 Class FA, 0.6759% 2/20/61 (k)(o)		8,911	8,832
Series 2011-H13 Class FA, 0.6859% 4/20/61 (k)(o)		3,560	3,530
Series 2011-H14:
Class FB, 0.6859% 5/20/61 (k)(o)		4,112	4,074
Class FC, 0.6859% 5/20/61 (k)(o)		3,965	3,931
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H17 Class FA, 0.7159% 6/20/61 (k)(o)		$ 5,086	$ 5,051
Series 2011-H21 Class FA, 0.7859% 10/20/61 (k)(o)		5,444	5,422
Series 2012-H01 Class FA, 0.8859% 11/20/61 (k)(o)		4,526	4,526
Series 2012-H03 Class FA, 0.8859% 1/20/62 (k)(o)		2,803	2,803
Series 2012-H06 Class FA, 0.8159% 1/20/62 (k)(o)		4,455	4,442
Series 2012-H07 Class FA, 0.8159% 3/20/62 (k)(o)		2,636	2,626
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		848	862
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		680	688
Series 2010-99 Class PT, 3.5% 8/20/33		858	870
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,139	411
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,860
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		7,581	8,131
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		10,204	11,346
Series 2010-H17 Class XP, 5.3018% 7/20/60 (k)(o)		14,586	16,204
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		10,928	12,097
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,158	11,403
Class ZC, 5.5% 7/16/34		10,467	11,652
Series 2012-64 Class KB, 3.5359% 5/20/41 (k)		1,670	1,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $303,782)			303,919
Commercial Mortgage Securities - 1.3%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5447% 4/25/19 (k)		8,695	8,698
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,120	2,282
Series K014 Class A2, 3.871% 4/25/21		5,220	5,538
Series K015 Class A2, 3.23% 7/25/21		9,370	9,523
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac: - continued
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		$ 12,280	$ 13,388
Series K009 Class A2, 3.808% 8/25/20		17,980	19,097
Series K017 Class A2, 2.873% 12/25/21		13,660	13,479
Series K031 Class A2, 3.3% 4/25/23		20,100	20,041
Series K032 Class A1, 3.016% 2/25/23		16,500	17,066
Series K501 Class A2, 1.655% 11/25/16		4,770	4,830
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $116,017)			113,942
Foreign Government and Government Agency Obligations - 22.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,320	2,754
2.5% 12/31/38 (e)		2,170	770
7% 10/3/15		21,780	19,852
Aruba Government 4.625% 9/14/23 (f)		2,380	2,261
Bahamian Republic 6.95% 11/20/29 (f)		2,565	2,847
Bahrain Kingdom 6.125% 8/1/23 (f)		2,200	2,195
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		1,460	1,464
Barbados Government:
7% 8/4/22 (f)		1,553	1,491
7.25% 12/15/21 (f)		1,920	1,862
Belarus Republic:
8.75% 8/3/15 (Reg. S)		11,625	11,218
8.95% 1/26/18		2,325	2,180
Brazilian Federative Republic:
5.625% 1/7/41		10,085	10,060
7.125% 1/20/37		7,795	9,237
8.25% 1/20/34		5,075	6,674
10.125% 5/15/27		2,135	3,240
12.25% 3/6/30		5,792	9,673
Buenos Aires Province 11.75% 10/5/15 (f)		2,780	2,641
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	18,000	24,343
3.5% 12/1/18	EUR	23,500	31,890
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Buoni Poliennali Del Tes: - continued
5.5% 11/1/22	EUR	42,950	$ 62,753
Canadian Government:
0.75% 5/1/14	CAD	35,000	33,926
1.25% 3/1/18	CAD	106,975	101,516
1.5% 6/1/23	CAD	38,850	34,369
3.5% 12/1/45	CAD	24,875	26,217
Central Bank of Nigeria warrants 11/15/20 (a)(n)		5,500	978
City of Buenos Aires 12.5% 4/6/15 (f)		7,765	7,998
Colombian Republic:
6.125% 1/18/41		3,955	4,311
7.375% 9/18/37		4,650	5,813
10.375% 1/28/33		6,560	9,906
Congo Republic 3.5% 6/30/29 (e)		11,164	9,601
Costa Rican Republic:
4.25% 1/26/23 (f)		2,445	2,207
4.375% 4/30/25 (f)		1,980	1,733
5.625% 4/30/43 (f)		1,580	1,379
Croatia Republic:
5.5% 4/4/23 (f)		4,585	4,390
6.25% 4/27/17 (f)		5,135	5,398
6.375% 3/24/21 (f)		4,110	4,264
6.625% 7/14/20 (f)		3,205	3,397
6.75% 11/5/19 (f)		4,640	4,965
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,235	1,124
6.25% 10/4/20 (f)		6,580	6,350
6.25% 7/27/21 (f)		3,140	2,983
7.4% 1/22/15 (f)		5,160	5,354
Dominican Republic:
1.25% 8/30/24 (k)		5,288	4,442
5.875% 4/18/24 (f)		2,300	2,122
7.5% 5/6/21 (f)		4,825	5,115
9.04% 1/23/18 (f)		3,079	3,310
El Salvador Republic:
7.625% 2/1/41 (f)		1,280	1,286
7.65% 6/15/35 (Reg. S)		2,020	2,020
8.25% 4/10/32 (Reg. S)		1,137	1,205
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	3,300	4,753
European Union 2.75% 9/21/21	EUR	12,000	17,329
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		610	628
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Government:
OAT 3.25% 5/25/45	EUR	15,650	$ 20,338
2.5% 10/25/20	EUR	16,600	23,672
Gabonese Republic 8.2% 12/12/17 (f)		600	675
Georgia Republic 6.875% 4/12/21 (f)		3,020	3,186
German Federal Republic:
0% 6/13/14	EUR	58,875	79,604
0.25% 4/13/18	EUR	28,425	37,727
1.5% 2/15/23	EUR	62,925	83,766
2.5% 7/4/44	EUR	2,700	3,575
Ghana Republic 7.875% 8/7/23 (f)		2,200	2,134
Guatemalan Republic 5.75% 6/6/22 (f)		2,015	2,055
Hungarian Republic:
4.125% 2/19/18		3,610	3,574
7.625% 3/29/41		5,843	6,252
Indonesian Republic:
3.375% 4/15/23 (f)		2,250	1,918
4.625% 4/15/43 (f)		2,250	1,778
4.875% 5/5/21 (f)		6,560	6,494
5.25% 1/17/42 (f)		6,130	5,165
5.875% 3/13/20 (f)		6,095	6,430
6.625% 2/17/37 (f)		4,415	4,470
7.75% 1/17/38 (f)		6,750	7,628
8.5% 10/12/35 (Reg. S)		6,610	8,031
11.625% 3/4/19 (f)		7,095	9,436
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		10,260	10,029
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,145	32,250
5.5% 12/4/23		7,400	8,788
Italian Republic:
4.5% 7/15/15	EUR	28,200	39,875
5% 9/1/40	EUR	20,950	28,057
Ivory Coast 7.1% 12/31/32 (e)		1,355	1,192
Japan Government:
0.1% 4/15/15	JPY	2,650,000	26,959
1.1% 6/20/20	JPY	10,474,300	111,572
1.8% 3/20/43	JPY	1,075,000	11,154
1.9% 9/20/30	JPY	5,675,000	62,258
Jordanian Kingdom 3.875% 11/12/15		2,625	2,618
Latvian Republic 2.75% 1/12/20 (f)		4,060	3,852
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Lebanese Republic:
4% 12/31/17		$ 11,279	$ 10,941
4.75% 11/2/16		2,345	2,298
5.15% 11/12/18		2,455	2,369
5.45% 11/28/19		4,635	4,357
6.375% 3/9/20		3,500	3,465
Lithuanian Republic:
6.125% 3/9/21 (f)		3,855	4,404
6.625% 2/1/22 (f)		3,705	4,363
7.375% 2/11/20 (f)		4,680	5,680
Moroccan Kingdom:
4.25% 12/11/22 (f)		2,835	2,587
5.5% 12/11/42 (f)		1,700	1,428
Panamanian Republic:
4.3% 4/29/53		1,790	1,396
6.7% 1/26/36		1,570	1,794
8.875% 9/30/27		1,600	2,200
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
5.625% 11/18/50		830	863
8.75% 11/21/33		5,755	8,345
Philippine Republic:
7.75% 1/14/31		6,525	8,483
9.5% 2/2/30		5,945	8,828
10.625% 3/16/25		4,725	7,182
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		4,070	3,668
5.95% 8/22/23 (f)		2,575	2,472
Provincia de Cordoba 12.375% 8/17/17 (f)		6,750	5,839
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,316	1,244
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,300	2,467
Republic of Armenia 6% 9/30/20 (f)		2,775	2,702
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,880	11,763
Republic of Namibia 5.5% 11/3/21 (f)		1,930	1,952
Republic of Nigeria:
0% 10/10/13	NGN	277,000	1,714
0% 11/7/13	NGN	433,185	2,657
5.125% 7/12/18 (f)		2,280	2,309
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Nigeria: - continued
6.375% 7/12/23 (f)		$ 2,010	$ 2,048
6.75% 1/28/21 (f)		1,430	1,541
Republic of Paraguay 4.625% 1/25/23 (f)		970	871
Republic of Serbia:
4.875% 2/25/20 (f)		3,180	2,934
5.25% 11/21/17 (f)		1,550	1,538
6.75% 11/1/24 (f)		8,294	8,066
7.25% 9/28/21 (f)		2,100	2,187
Republic of Zambia 5.375% 9/20/22 (f)		2,225	1,936
Romanian Republic:
4.375% 8/22/23 (f)		3,240	3,094
6.75% 2/7/22 (f)		6,218	7,057
Russian Federation:
4.875% 9/16/23 (f)		2,000	2,045
5.625% 4/4/42 (f)		6,200	6,340
5.875% 9/16/43 (f)		2,200	2,274
7.5% 3/31/30 (Reg. S)		34,256	40,422
12.75% 6/24/28 (Reg. S)		14,415	24,902
South African Republic 5.875% 9/16/25		980	1,030
Spanish Kingdom:
3.75% 10/31/18	EUR	20,000	27,779
4% 7/30/15	EUR	25,000	35,127
5.4% 1/31/23 (f)	EUR	6,100	8,965
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		2,500	2,344
5.45% 2/9/17 (Reg. S)		1,605	1,699
Tanzania United Republic of 6.3921% 3/8/20 (k)		3,110	3,203
Turkish Republic:
4.875% 4/16/43		2,250	1,856
5.125% 3/25/22		3,345	3,337
5.625% 3/30/21		3,975	4,144
6% 1/14/41		5,180	4,986
6.25% 9/26/22		4,070	4,370
6.75% 4/3/18		5,275	5,842
6.75% 5/30/40		6,290	6,605
6.875% 3/17/36		10,350	10,971
7% 3/11/19		2,485	2,796
7.25% 3/5/38		6,825	7,593
7.375% 2/5/25		9,415	10,639
7.5% 11/7/19		5,060	5,844
8% 2/14/34		1,805	2,148
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
11.875% 1/15/30		$ 2,815	$ 4,455
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,125	5,045
Ukraine Government:
6.25% 6/17/16 (f)		3,710	3,191
6.75% 11/14/17 (f)		2,305	1,968
7.75% 9/23/20 (f)		3,845	3,268
7.8% 11/28/22 (f)		3,370	2,806
7.95% 6/4/14 (f)		10,220	9,735
7.95% 2/23/21 (f)		3,040	2,592
9.25% 7/24/17 (f)		6,420	5,899
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,288
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	36,050	57,594
1.75% 9/7/22	GBP	52,800	80,055
2.25% 3/7/14	GBP	10,020	16,353
3.5% 7/22/68	GBP	27,675	44,770
United Mexican States:
4.75% 3/8/44		11,150	10,063
5.75% 10/12/2110		4,178	3,927
6.05% 1/11/40		10,166	11,117
6.75% 9/27/34		7,410	8,781
7.5% 4/8/33		2,420	3,067
8.3% 8/15/31		2,325	3,185
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,620	8,517
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		83,803	2,158
6% 12/9/20		3,530	2,565
7% 3/31/38		3,070	2,003
8.5% 10/8/14		6,160	6,160
9% 5/7/23 (Reg. S)		13,820	11,194
9.25% 9/15/27		1,660	1,349
9.25% 5/7/28 (Reg. S)		4,740	3,721
9.375% 1/13/34		4,355	3,440
11.75% 10/21/26 (Reg. S)		7,450	6,873
11.95% 8/5/31 (Reg. S)		12,910	11,909
12.75% 8/23/22		14,410	14,352
13.625% 8/15/18		6,570	7,128
Vietnamese Socialist Republic:
1.25% 3/12/16 (k)		2,387	2,184
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 12,711	$ 10,804
6.875% 1/15/16 (f)		4,570	4,867
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,899,743)			1,948,897
Supranational Obligations - 0.4%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,079	2,141
European Investment Bank 3% 10/14/33	EUR	22,000	30,034
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	4,697	6,268
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $37,618)			38,443
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.2%
Remy International, Inc.	172,410	3,489
TRW Automotive Holdings Corp. (a)	258,565	18,438
		21,927
Automobiles - 0.1%
General Motors Co. (a)	5,762	207
General Motors Co.:
warrants 7/10/16 (a)	115,383	3,048
warrants 7/10/19 (a)	115,383	2,146
Motors Liquidation Co. GUC Trust (a)	31,864	1,130
		6,531
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	31,652	47
Station Holdco LLC (a)(p)(q)	4,160,035	6,198
Station Holdco LLC:
unit (p)(q)	47,684	3
warrants 6/15/18 (a)(p)(q)	165,967	12
		6,260
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	$ 0
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	27,059	41
RDA Holding Co. warrants 2/19/14 (a)(q)	8,635	0
		41
TOTAL CONSUMER DISCRETIONARY		34,759
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	188,460	848
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,519,861	909
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	60,965	1,127
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	0
Airlines - 0.0%
Delta Air Lines, Inc.	18,356	433
Building Products - 0.2%
Nortek, Inc. (a)	178,992	12,299
Nortek, Inc. warrants 12/7/14 (a)	6,267	125
		12,424
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	461
Class B (a)	1,821	154
		615
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	361,938	10,160
TOTAL INDUSTRIALS		23,632
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	4,854	$ 122
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	962
Spansion, Inc. Class A (a)	2,065	21
		983
TOTAL INFORMATION TECHNOLOGY		1,105
MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	417	31
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	511
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	34,504	1,111
Paper & Forest Products - 0.1%
NewPage Corp.	16,620	1,379
TOTAL MATERIALS		3,032
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	189
TOTAL COMMON STOCKS (Cost $68,002)		65,601
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,500	4,690
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	541
TOTAL CONVERTIBLE PREFERRED STOCKS		5,231
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	256,630	$ 5,559
Wells Fargo & Co. 5.20%	559,959	11,770
		17,329
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	22,281	21,278
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	330,000	6,943
TOTAL FINANCIALS		45,550
TOTAL PREFERRED STOCKS (Cost $45,678)		50,781
Floating Rate Loans - 1.7%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche 1LN, term loan 5% 9/24/20 (k)	$ 1,165	1,168
Tranche 2LN, term loan 8.75% 2/24/21 (k)	1,435	1,442
		2,610
Hotels, Restaurants & Leisure - 0.3%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	1,343	1,348
Tranche 2LN, term loan 8.75% 2/20/20 (k)	1,340	1,345
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	1,960	2,048
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4341% 1/28/18 (k)	2,503	2,271
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 9/23/20 (k)	11,265	11,237
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	2,258	2,247
		20,496
Media - 0.2%
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)	3,627	3,677
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	$ 9,550	$ 9,490
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (k)	2,560	2,627
		15,794
TOTAL CONSUMER DISCRETIONARY		38,900
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (k)	465	473
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	2,505	2,543
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	440	449
		3,465
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	6,485	6,453
TOTAL CONSUMER STAPLES		9,918
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	2,749	2,838
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	2,795	2,711
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)	3,895	3,954
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/25/20 (k)	11,815	11,815
Tranche B 1LN, term loan 3.875% 9/25/18 (k)	925	924
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	1,705	1,722
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	865	877
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	1,085	1,085
		25,926
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (k)	$ 252	$ 252
Credit-Linked Deposit 4.4463% 10/10/16 (k)	511	511
		763
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)	10,882	10,882
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2% 12/31/18 (k)	6,865	6,316
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	1,496	1,493
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	2,950	2,939
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	1,870	1,889
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	2,627	2,561
		8,882
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)	7,833	7,843
TOTAL INDUSTRIALS		23,041
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)	12,656	12,624
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	549	549
Tranche 2LN, term loan 8.25% 5/22/21 (k)	260	261
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (k)	5,245	5,429
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	1,184	1,189
		20,052
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.0%
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (k)	$ 675	$ 675
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	690	690
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	415	418
		1,108
TOTAL MATERIALS		1,783
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	6,129	6,145
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	340	345
		6,490
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	2,905	2,912
TOTAL TELECOMMUNICATION SERVICES		9,402
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	1,547	1,535
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	2,402	2,426
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	2,120	2,115
		4,541
TOTAL UTILITIES		6,076
TOTAL FLOATING RATE LOANS (Cost $143,783)		146,743
Sovereign Loan Participations - 0.1%
	Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	$ 3,684	$ 3,445
Goldman Sachs 1.1875% 12/14/19 (k)	3,897	3,644
1.25% 12/14/19 (k)	2,260	2,113
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,808)		9,202
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $29,937)	440,181	46,831
Preferred Securities - 0.9%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 6,785	7,141
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	6,245	6,193
		13,334
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	2,835	2,885
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	2,450	2,007
FINANCIALS - 0.6%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	1,675	1,848
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.2% (g)(k)	7,690	7,037
8% (g)(k)	2,600	2,889
8.125% (g)(k)	1,840	2,094
Citigroup, Inc. 5.95% (g)(k)	19,685	18,557
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 6% (g)(k)	$ 19,830	$ 18,794
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	320	306
		49,677
TOTAL FINANCIALS		51,525
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	243
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	5,975	4,915
TOTAL PREFERRED SECURITIES (Cost $78,090)		74,909
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.10% (b) (Cost $303,496)	303,496,264	303,496
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,556,412)		8,724,309
NET OTHER ASSETS (LIABILITIES) - 0.0%		436
NET ASSETS - 100%		$ 8,724,745
TBA Sale Commitments
	Principal Amount (000s) (d)	Value (000s)
Fannie Mae
3.5% 10/1/43	$ (36,000)	$ (36,675)
3.5% 10/1/43	(36,000)	(36,675)
3.5% 10/1/43	(13,100)	(13,346)
3.5% 10/1/43	(36,800)	(37,490)
TOTAL TBA SALE COMMITMENTS (Proceeds $121,009)		$ (124,186)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
163 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 20,602	$ 241
542 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	119,384	323
290 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	35,104	374
145 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	19,339	299
213 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	30,266	742
TOTAL TREASURY CONTRACTS		$ 224,695	$ 1,979
The face value of futures purchased as a percentage of net assets is 2.5%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Sep. 2043	$ 13,500	3-month LIBOR	3.87%	$ (581)	$ 0	$ (581)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,777,104,000 or 20.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,991,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,142,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,365,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,208
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 52
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,788

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 281
Fidelity Floating Rate Central Fund	1,988
Total	$ 2,269
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 52,100	$ -	$ 5,995	$ 46,831	3.5%
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,449	$ 28,458	$ 4,690	$ 6,301
Consumer Staples	1,389	-	848	541
Financials	46,459	24,272	21,278	909
Health Care	1,127	-	-	1,127
Industrials	23,632	12,857	-	10,775
Information Technology	1,105	1,105	-	-
Materials	3,032	542	-	2,490
Utilities	189	189	-	-
Corporate Bonds	3,688,152	-	3,687,991	161
U.S. Government and Government Agency Obligations	1,573,346	-	1,573,346	-
U.S. Government Agency - Mortgage Securities	356,300	-	356,300	-
Asset-Backed Securities	3,747	-	3,747	-
Collateralized Mortgage Obligations	303,919	-	303,919	-
Commercial Mortgage Securities	113,942	-	113,942	-
Foreign Government and Government Agency Obligations	1,948,897	-	1,943,992	4,905
Supranational Obligations	38,443	-	38,443	-
Floating Rate Loans	146,743	-	134,972	11,771
Sovereign Loan Participations	9,202	-	-	9,202
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$ 46,831	$ 46,831	$ -	$ -
Preferred Securities	74,909	-	74,909	-
Other	-	-	-	-
Money Market Funds	303,496	303,496	-	-
Total Investments in Securities:	$ 8,724,309	$ 417,750	$ 8,258,377	$ 48,182
Derivative Instruments:
Assets
Futures Contracts	$ 1,979	$ 1,979	$ -	$ -
Liabilities
Swaps	$ (581)	$ -	$ (581)	$ -
Total Derivative Instruments:	$ 1,398	$ 1,979	$ (581)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (124,186)	$ -	$ (124,186)	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $8,532,218,000. Net unrealized appreciation aggregated $192,091,000, of which $385,021,000 related to appreciated investment securities and $192,930,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Bond Fund
Class A
Class T
Class C
Institutional Class

September 30, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global Bond Fund

1.939043.101

AGLB-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.9%
		Principal Amount (b)	Value
Australia - 0.3%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 71,575
7% 11/1/15 (d)		75,000	77,250
TOTAL AUSTRALIA			148,825
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,288
NCL Corp. Ltd. 5% 2/15/18 (d)		20,000	19,950
TOTAL BERMUDA			25,238
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	70,350
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,019
9.75% 11/1/19 (d)		5,000	4,575
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	21,400
TOTAL CANADA			195,294
Cayman Islands - 1.7%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	19,200
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	9,750
7.5% 11/1/19		30,000	31,575
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,617
Seagate HDD Cayman 4.75% 6/1/23 (d)		25,000	24,063
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	195,000	344,097
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	159,000
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	200,000	359,328
TOTAL CAYMAN ISLANDS			1,016,630
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	249,750
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	135,739
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	297,970
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 1.1%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	200,000	$ 298,825
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)		200,000	201,387
GDF Suez 4.75% 12/31/49 (i)	EUR	100,000	137,072
TOTAL FRANCE			637,284
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	147,626
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	198,796
TOTAL GERMANY			346,422
Ireland - 0.8%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		280,000	285,630
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	206,400
TOTAL IRELAND			492,030
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,100
7.5% 10/15/27		40,000	42,200
TOTAL LIBERIA			71,300
Luxembourg - 0.6%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,400
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		40,000	41,400
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,038
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		40,000	39,700
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	211,840
TOTAL LUXEMBOURG			329,378
Marshall Islands - 0.0%
Navios Maritime Holdings, Inc. 8.125% 2/15/19		20,000	19,850
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	121,030
6.5% 6/2/41		333,000	349,650
TOTAL MEXICO			470,680
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 1.3%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	$ 272,519
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	298,533
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		100,000	97,500
5.75% 2/15/21 (d)		5,000	5,075
Petrobras Global Finance BV 5.625% 5/20/43		87,000	72,862
TOTAL NETHERLANDS			746,489
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S)	EUR	100,000	135,028
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	69,117
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,550
TOTAL NORWAY			236,695
Russia - 0.3%
Gazprom OAO 5.338% 9/25/20 (Reg. S)	GBP	100,000	164,428
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,850
Switzerland - 0.2%
Credit Suisse New York Branch 5.75% 9/18/25(Reg. S) (i)	EUR	100,000	134,914
United Kingdom - 5.5%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	161,081
Aviva PLC 6.125% 7/5/43 (i)	EUR	100,000	141,500
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	158,993
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	379,240
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	283,894
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	282,452
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	136,677
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	339,626
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,513
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	135,000	218,993
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	203,019
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	159,807
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	253,660
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	270,938
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	301,546
TOTAL UNITED KINGDOM			3,296,939
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 13.8%
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 20,000	$ 16,700
6.25% 6/1/21		5,000	4,100
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,350
American Axle & Manufacturing, Inc. 6.25% 3/15/21		30,000	30,900
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	93,014
Antero Resources Finance Corp. 6% 12/1/20		5,000	5,050
Aon Corp. 5% 9/30/20		67,000	73,701
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,738
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,150
Ashland, Inc. 3.875% 4/15/18		20,000	19,750
Audatex North America, Inc. 6% 6/15/21 (d)		30,000	30,600
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,475
Ball Corp. 4% 11/15/23		55,000	49,363
Bank of America Corp. 5.7% 1/24/22		75,000	83,810
Best Buy Co., Inc. 5% 8/1/18		50,000	51,375
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	173,197
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,063
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	70,950
6.875% 8/15/18 (d)		50,000	53,438
CB Richard Ellis Services, Inc. 6.625% 10/15/20		25,000	26,688
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19		20,000	21,175
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,100
Ceridian Corp. 11.25% 11/15/15		20,000	20,200
Chesapeake Energy Corp.:
5.375% 6/15/21		10,000	9,975
6.125% 2/15/21		30,000	31,125
6.875% 11/15/20		75,000	81,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		5,000	5,525
8.25% 6/15/21		65,000	72,800
CIT Group, Inc.:
5% 8/15/22		20,000	19,550
5.375% 5/15/20		20,000	20,700
5.5% 2/15/19 (d)		70,000	73,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc.:
5.125% 6/1/21		$ 5,000	$ 4,831
5.25% 8/1/20		15,000	14,850
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,075
Comcast Corp. 4.65% 7/15/42		115,000	109,341
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	20,350
8% 11/15/19		20,000	20,975
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,313
8.25% 4/1/20		15,000	16,088
Continental Airlines, Inc. 6.75% 9/15/15 (d)		45,000	46,350
Covanta Holding Corp. 7.25% 12/1/20		95,000	101,869
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		30,000	27,450
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,550
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	154,400
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,541
Denbury Resources, Inc. 4.625% 7/15/23		45,000	41,175
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		110,000	105,050
Discover Financial Services 3.85% 11/21/22		213,000	203,303
DISH DBS Corp. 4.25% 4/1/18		40,000	40,050
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,313
9.875% 4/15/18		5,000	5,300
Duke Realty LP 6.5% 1/15/18		87,000	100,113
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,800
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,600
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,100
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,425
Equity One, Inc. 3.75% 11/15/22		183,000	172,667
ERP Operating LP 4.625% 12/15/21		213,000	224,931
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	140,625
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,588
Fifth Third Bancorp 8.25% 3/1/38		67,000	86,673
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,175
7.375% 6/15/19 (d)		10,000	10,525
12.625% 1/15/21		15,000	16,500
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,075
FirstEnergy Corp. 7.375% 11/15/31		340,000	343,425
Forest Oil Corp. 7.5% 9/15/20		10,000	9,950
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,438
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,238
General Motors Co.:
3.5% 10/2/18 (d)		15,000	14,963
6.25% 10/2/43 (d)		15,000	14,775
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)		20,000	19,450
4.25% 5/15/23 (d)		30,000	27,413
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,250
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,381
HCA, Inc. 8% 10/1/18		10,000	11,500
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	20,725
8.125% 4/15/19		10,000	11,100
HealthSouth Corp.:
7.25% 10/1/18		13,000	14,008
7.75% 9/15/22		25,000	26,813
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)(f)		25,000	25,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		25,000	25,000
7.75% 1/15/16		20,000	20,650
8% 1/15/18		120,000	125,700
International Lease Finance Corp. 3.875% 4/15/18		5,000	4,831
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	47,363
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		31,000	30,303
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	104,350
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,000
Lennar Corp. 4.75% 12/15/17		60,000	61,650
Liberty Property LP:
3.375% 6/15/23		233,000	215,486
4.75% 10/1/20		67,000	70,629
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 20,000	$ 16,900
6.5% 1/15/28		5,000	4,175
MasTec, Inc. 4.875% 3/15/23		10,000	9,375
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)		10,000	10,050
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,250
7.625% 1/15/17		20,000	22,473
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,224
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,100
NCR Corp. 4.625% 2/15/21		130,000	121,875
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	24,813
NeuStar, Inc. 4.5% 1/15/23		20,000	17,950
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,813
NII Capital Corp. 7.625% 4/1/21		20,000	14,200
NiSource Finance Corp.:
4.45% 12/1/21		100,000	103,287
5.25% 2/15/43		240,000	230,585
NRG Energy, Inc. 7.625% 1/15/18		30,000	33,225
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	105,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		35,000	33,075
Oil States International, Inc. 6.5% 6/1/19		25,000	26,500
PNK Finance Corp. 6.375% 8/1/21 (d)		10,000	10,200
Prudential Financial, Inc. 4.5% 11/16/21		200,000	213,559
Puget Energy, Inc.:
5.625% 7/15/22		40,000	42,439
6.5% 12/15/20		20,000	22,369
Regions Financial Corp. 7.75% 11/10/14		80,000	85,916
Reynolds American, Inc. 3.25% 11/1/22		347,000	319,556
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	80,300
8.5% 5/15/18 (c)		10,000	10,450
9.875% 8/15/19		15,000	16,275
Rite Aid Corp. 9.25% 3/15/20		70,000	79,450
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,025
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,975
Samson Investment Co. 10.25% 2/15/20 (d)		90,000	95,400
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,788
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
SemGroup Corp. 7.5% 6/15/21 (d)		$ 40,000	$ 40,800
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,400
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,938
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		15,000	14,925
5.875% 10/1/20 (d)		15,000	15,131
SLM Corp.:
5.5% 1/15/19		10,000	9,903
8% 3/25/20		10,000	10,800
Sprint Capital Corp.:
6.875% 11/15/28		10,000	8,925
8.75% 3/15/32		10,000	10,163
Sprint Communications, Inc.:
7% 3/1/20 (d)		10,000	10,750
9% 11/15/18 (d)		35,000	41,038
Standard Pacific Corp.:
8.375% 1/15/21		30,000	33,750
10.75% 9/15/16		20,000	23,900
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	14,850
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	18,850
6.125% 8/15/19		30,000	31,275
7.625% 3/15/20		30,000	32,438
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,125
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (d)		15,000	15,263
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,050
5.25% 5/1/23 (d)		25,000	24,500
7.875% 10/15/18		15,000	16,200
Tenet Healthcare Corp.:
6% 10/1/20 (d)		20,000	20,450
8.125% 4/1/22 (d)		30,000	31,313
Tenneco, Inc. 6.875% 12/15/20		15,000	16,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,025
The AES Corp.:
4.875% 5/15/23		10,000	9,350
7.375% 7/1/21		100,000	110,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The Dow Chemical Co. 4.125% 11/15/21		$ 120,000	$ 122,534
The Geo Group, Inc. 5.875% 1/15/22 (d)(f)		20,000	19,750
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,000
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,763
TransDigm, Inc. 5.5% 10/15/20		20,000	19,600
TransUnion Holding Co., Inc. 8.125% 6/15/18pay-in-kind		30,000	31,800
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,625
Tronox Finance LLC 6.375% 8/15/20		15,000	14,850
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,100
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,175
6.875% 12/1/18 (d)		10,000	10,575
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	108,818
6.55% 9/15/43		349,000	393,946
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	124,800
Walter Energy, Inc. 8.5% 4/15/21 (d)		10,000	8,350
WellPoint, Inc.:
3.3% 1/15/23		183,000	172,572
4.625% 5/15/42		73,000	66,752
Western Refining, Inc. 6.25% 4/1/21		10,000	9,800
Whiting Petroleum Corp.:
5% 3/15/19		20,000	20,050
5.75% 3/15/21 (d)		20,000	20,450
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	21,700
13.375% 10/15/19		5,000	5,663
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,050
TOTAL UNITED STATES OF AMERICA			8,213,695
TOTAL NONCONVERTIBLE BONDS (Cost $17,430,525)			17,234,400
Commercial Mortgage Securities - 5.0%
		Principal Amount (b)	Value
United States of America - 5.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 340,954
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	830,511
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	552,711
Series 2007-C32 Class A3, 5.9203% 6/15/49 (i)		225,000	252,799
Series 2007-C33 Class A4, 6.1227% 2/15/51 (i)		900,000	994,580
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,034,153)			2,971,555
Foreign Government and Government Agency Obligations - 52.0%

Australia - 3.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,526,000	1,612,020
5.75% 5/15/21	AUD	500,000	531,846
5.75% 7/15/22	AUD	58,000	62,122
TOTAL AUSTRALIA			2,205,988
Belgium - 0.9%
Belgian Kingdom 2.25% 6/22/23	EUR	410,000	539,204
Brazil - 4.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	200,000
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	636,189
2.625% 1/5/23		960,000	842,400
10% 1/1/18	BRL	1,300,000	559,109
10% 1/1/23	BRL	1,500,000	615,579
TOTAL BRAZIL			2,853,277
Canada - 2.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	330,000	320,411
2.75% 6/1/22 (g)	CAD	616,000	612,352
4% 6/1/41	CAD	118,000	134,357
Ontario Province 4.65% 6/2/41	CAD	110,000	116,674
Province of Quebec 4.25% 12/1/21	CAD	190,000	197,806
TOTAL CANADA			1,381,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		$ 500,000	$ 452,000
France - 7.5%
French Government:
OAT 3.25% 5/25/45	EUR	220,000	285,901
0.25% 11/25/15	EUR	580,000	782,668
1% 5/25/18	EUR	1,580,000	2,131,497
1% 11/25/18	EUR	950,000	1,271,361
TOTAL FRANCE			4,471,427
Germany - 1.2%
German Federal Republic:
2% 8/15/23	EUR	480,000	661,524
2.5% 7/4/44	EUR	40,000	52,956
TOTAL GERMANY			714,480
Japan - 1.8%
Japan Government:
1.6% 3/20/33	JPY	46,700,000	479,000
1.8% 3/20/43	JPY	31,450,000	326,326
1.8% 9/20/43	JPY	22,000,000	228,011
TOTAL JAPAN			1,033,337
Korea (South) - 2.7%
Korean Republic 2.75% 3/10/18	KRW	1,758,700,000	1,621,330
Malaysia - 0.2%
Malaysian Government 3.48% 3/15/23	MYR	450,000	134,775
Mexico - 10.6%
United Mexican States:
6.5% 6/10/21	MXN	6,720,000	536,972
7.5% 6/3/27	MXN	7,140,000	596,897
7.75% 12/14/17	MXN	7,490,000	638,779
8% 12/17/15	MXN	39,680,000	3,292,091
8% 12/7/23	MXN	14,150,000	1,235,739
TOTAL MEXICO			6,300,478
Netherlands - 3.3%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,500,000	1,955,793
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 2.1%
Republic of Singapore:
3% 9/1/24	SGD	675,000	$ 559,083
3.25% 9/1/20	SGD	790,000	682,407
TOTAL SINGAPORE			1,241,490
South Africa - 0.2%
South African Republic 6.25% 3/31/36	ZAR	1,800,000	135,377
Spain - 0.6%
Spanish Kingdom 4.4% 10/31/23 (d)	EUR	250,000	340,848
Sweden - 3.2%
Swedish Kingdom 3.75% 8/12/17	SEK	11,420,000	1,922,566
United Kingdom - 6.1%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	200,000	331,968
3.75% 9/7/19	GBP	590,000	1,060,065
4.25% 6/7/32	GBP	60,000	110,106
4.5% 3/7/19	GBP	130,000	241,430
4.5% 12/7/42	GBP	190,000	365,470
5% 3/7/18	GBP	820,000	1,536,221
TOTAL UNITED KINGDOM			3,645,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,043,442)			30,949,230
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,351)		100,000	126,906
Floating Rate Loans - 0.1%

United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		20,000	20,326
First Data Corp. term loan 4.1795% 3/24/18 (i)		30,000	29,775
TOTAL FLOATING RATE LOANS (Cost $49,465)			50,101
Preferred Securities - 1.2%
	Principal Amount (b)	Value
Germany - 0.5%
RWE AG 4.625% (e)(i)	220,000	$ 301,309
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(i)	295,000	418,344
TOTAL PREFERRED SECURITIES (Cost $715,839)		719,653
Fixed-Income Funds - 5.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $3,007,484)	28,003	2,987,080
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.10% (a) (Cost $4,048,304)	4,048,304	4,048,304
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate 1.05%	11/20/13	EUR	2,300,000	13,166
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	10/16/13	EUR	2,200,000	2,676
TOTAL PURCHASED SWAPTIONS (Cost $21,225)				15,842
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $59,475,788)	59,103,071
NET OTHER ASSETS (LIABILITIES) - 0.8%	450,885
NET ASSETS - 100%	$ 59,553,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2013	$ 190,075	$ 3,611
Treasury Contracts
10 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	1,210,469	17,792
3 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	400,125	1,022
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	568,375	4,619
TOTAL TREASURY CONTRACTS		2,178,969	23,433
TOTAL PURCHASED		2,369,044	27,044
Sold
Bond Index Contracts
17 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2013	2,861,927	(39,209)
5 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2013	892,985	(18,704)
TOTAL BOND INDEX CONTRACTS		3,754,912	(57,913)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
5 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 631,953	$ (11,924)
TOTAL SOLD		4,386,865	(69,837)
		$ 6,755,909	$ (42,793)

The face value of futures purchased as a percentage of net assets is 4%

The face value of futures sold as a percentage of net assets is 7.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/13	ZAR	Barclays Bank PLC, London	Sell	7,204,711	$ 712,724	$ (4,859)
10/2/13	JPY	Barclays Bank PLC, London	Buy	22,463,139	228,924	(396)
10/2/13	ZAR	Barclays Bank PLC, London	Sell	56,250	5,589	(13)
12/11/13	AUD	Barclays Bank PLC, London	Sell	54,000	50,263	126
12/11/13	AUD	Credit Suisse Intl.	Sell	1,047,000	958,702	(13,406)
12/11/13	BRL	Barclays Bank PLC, London	Sell	132,000	58,354	(229)
12/11/13	BRL	Barclays Bank PLC, London	Sell	1,263,000	549,011	(11,526)
12/11/13	BRL	Deutsche Bank AG	Sell	2,795,000	1,188,350	(52,109)
12/11/13	CAD	Citibank NA	Sell	334,000	320,937	(2,725)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	CHF	Barclays Bank PLC, London	Buy	647,000	$ 690,963	$ 24,909
12/11/13	CHF	Barclays Bank PLC, London	Sell	52,000	57,538	2
12/11/13	CLP	Barclays Bank PLC, London	Buy	147,812,000	290,969	(1,133)
12/11/13	CLP	Deutsche Bank AG	Buy	33,122,000	64,421	526
12/11/13	CLP	Goldman Sachs Bank USA	Buy	148,000,000	288,330	1,874
12/11/13	CZK	Barclays Bank PLC, London	Buy	2,226,000	113,849	3,434
12/11/13	DKK	Barclays Bank PLC, London	Buy	1,853,000	328,006	8,335
12/11/13	DKK	Barclays Bank PLC, London	Sell	190,000	34,503	16
12/11/13	EUR	Barclays Bank PLC, London	Sell	119,000	161,113	93
12/11/13	EUR	Barclays Bank PLC, London	Sell	325,000	431,165	(8,595)
12/11/13	EUR	Credit Suisse Intl.	Buy	3,882,000	5,124,256	128,506
12/11/13	EUR	Deutsche Bank AG	Buy	297,000	394,119	7,754
12/11/13	EUR	Deutsche Bank AG	Sell	102,000	137,505	(512)
12/11/13	EUR	Deutsche Bank AG	Sell	216,000	292,047	(224)
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	88,000	117,475	1,599
12/11/13	GBP	Barclays Bank PLC, London	Sell	37,000	59,887	19
12/11/13	GBP	Barclays Bank PLC, London	Sell	99,000	158,557	(1,629)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	GBP	Citibank NA	Sell	3,187,000	$ 4,991,001	$ (165,668)
12/11/13	GBP	Credit Suisse Intl.	Sell	255,000	409,450	(3,148)
12/11/13	GBP	Deutsche Bank AG	Buy	47,000	73,779	2,268
12/11/13	GBP	Deutsche Bank AG	Buy	125,000	200,044	2,211
12/11/13	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	660,000	1,053,116	14,786
12/11/13	JPY	Barclays Bank PLC, London	Buy	650,000	6,543	73
12/11/13	JPY	Barclays Bank PLC, London	Buy	58,000,000	594,499	(4,157)
12/11/13	JPY	Barclays Bank PLC, London	Sell	10,900,000	111,126	182
12/11/13	JPY	Barclays Bank PLC, London	Sell	58,500,000	593,000	(2,432)
12/11/13	JPY	Deutsche Bank AG	Sell	4,950,000	49,394	(989)
12/11/13	JPY	Goldman Sachs Bank USA	Buy	59,000,000	598,603	1,918
12/11/13	JPY	Goldman Sachs Bank USA	Buy	612,650,000	6,165,789	69,959
12/11/13	KRW	Barclays Bank PLC, London	Buy	735,700,000	675,078	9,564
12/11/13	KRW	Goldman Sachs Bank USA	Sell	1,273,400,000	1,168,417	(16,609)
12/11/13	KRW	Morgan Stanley Cap. Svcs. LLC	Sell	650,000,000	601,573	(3,317)
12/11/13	MXN	Barclays Bank PLC, London	Buy	662,000	50,053	221
12/11/13	MXN	Barclays Bank PLC, London	Sell	461,000	34,820	(190)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	MXN	Barclays Bank PLC, London	Sell	1,248,000	$ 96,922	$ 2,145
12/11/13	MXN	Citibank NA	Sell	34,248,000	2,579,401	(21,506)
12/11/13	MXN	Deutsche Bank AG	Sell	17,588,000	1,335,290	(402)
12/11/13	MYR	Goldman Sachs Bank USA	Buy	211,000	63,804	960
12/11/13	MYR	Goldman Sachs Bank USA	Buy	1,922,000	585,351	4,581
12/11/13	MYR	Morgan Stanley Cap. Svcs. LLC	Sell	950,000	299,024	7,434
12/11/13	NOK	Citibank NA	Buy	885,000	145,057	1,718
12/11/13	NZD	Citibank NA	Buy	194,000	154,407	5,910
12/11/13	PLN	Barclays Bank PLC, London	Sell	1,900,000	604,453	(1,335)
12/11/13	PLN	Citibank NA	Buy	822,000	252,742	9,341
12/11/13	SEK	Barclays Bank PLC, London	Buy	7,701,000	1,207,688	(11,425)
12/11/13	SEK	Citibank NA	Sell	17,119,000	2,579,505	(79,737)
12/11/13	SGD	Barclays Bank PLC, London	Buy	1,042,000	832,242	(1,589)
12/11/13	SGD	Barclays Bank PLC, London	Sell	77,000	61,508	126
12/11/13	SGD	Citibank NA	Sell	2,357,000	1,853,162	(25,771)
12/11/13	SGD	Deutsche Bank AG	Buy	38,000	29,977	315
12/11/13	THB	JPMorgan Chase Bank	Buy	8,972,000	276,657	10,113
12/11/13	TRY	Citibank NA	Sell	608,000	292,794	(4,273)
12/11/13	ZAR	Barclays Bank PLC, London	Buy	7,205,000	705,449	4,452
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	ZAR	Barclays Bank PLC, London	Sell	268,000	$ 26,357	$ (49)
12/11/13	ZAR	Citibank NA	Sell	2,195,000	216,710	439
12/11/13	ZAR	Goldman Sachs Bank USA	Sell	3,000,000	304,541	8,954
12/11/13	ZAR	JPMorgan Chase Bank	Sell	3,929,000	395,231	8,111
						$ (96,979)

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/(Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,600,000	$ (5,219)	$ 0	$ (5,219)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	5,945	(19,885)	(13,940)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(1,705)	(1,272)	(2,977)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(6,503)	(1,676)	(8,179)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	4,624	(13,449)	(8,825)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	100,000	1,831	(2,299)	(468)
TOTAL CREDIT DEFAULT SWAPS						$ (1,027)	$ (38,581)	$ (39,608)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,003,194 or 6.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,230.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $127,194.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,843
Fidelity Mortgage Backed Securities Central Fund	143,034
Total	$ 153,877
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 7,533,204	$ 14,567,326	$ 2,987,080	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 17,234,400	$ -	$ 17,234,400	$ -
Commercial Mortgage Securities	2,971,555	-	2,971,555	-
Foreign Government and Government Agency Obligations	30,949,230	-	30,949,230	-
Municipal Securities	126,906	-	126,906	-
Floating Rate Loans	50,101	-	50,101	-
Preferred Securities	719,653	-	719,653	-
Fixed-Income Funds	2,987,080	2,987,080	-	-
Money Market Funds	4,048,304	4,048,304	-	-
Purchased Swaptions	15,842	-	15,842	-
Total Investments in Securities:	$ 59,103,071	$ 7,035,384	$ 52,067,687	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 342,974	$ -	$ 342,974	$ -
Futures Contracts	27,044	27,044	-	-
Swaps	12,400	-	12,400	-
Total Assets	$ 382,418	$ 27,044	$ 355,374	$ -
Liabilities
Foreign Currency Contracts	$ (439,953)	$ -	$ (439,953)	$ -
Futures Contracts	(69,837)	(69,837)	-	-
Swaps	(13,427)	-	(13,427)	-
Total Liabilities	$ (523,217)	$ (69,837)	$ (453,380)	$ -
Total Other Derivative Instruments:	$ (140,799)	$ (42,793)	$ (98,006)	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $59,467,879. Net unrealized depreciation aggregated $364,808, of which $1,047,350 related to appreciated investment securities and $1,412,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global Bond Fund

September 30, 2013

1.939065.101

GLB-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.9%
		Principal Amount (b)	Value
Australia - 0.3%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 71,575
7% 11/1/15 (d)		75,000	77,250
TOTAL AUSTRALIA			148,825
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,288
NCL Corp. Ltd. 5% 2/15/18 (d)		20,000	19,950
TOTAL BERMUDA			25,238
Canada - 0.3%
Atlantic Power Corp. 9% 11/15/18		70,000	70,350
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		70,000	72,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,019
9.75% 11/1/19 (d)		5,000	4,575
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		20,000	21,400
TOTAL CANADA			195,294
Cayman Islands - 1.7%
MCE Finance Ltd. 5% 2/15/21 (d)		20,000	19,200
Offshore Group Investment Ltd.:
7.125% 4/1/23		10,000	9,750
7.5% 11/1/19		30,000	31,575
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	69,617
Seagate HDD Cayman 4.75% 6/1/23 (d)		25,000	24,063
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	195,000	344,097
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	159,000
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	200,000	359,328
TOTAL CAYMAN ISLANDS			1,016,630
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		250,000	249,750
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	135,739
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	297,970
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - 1.1%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	200,000	$ 298,825
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)		200,000	201,387
GDF Suez 4.75% 12/31/49 (i)	EUR	100,000	137,072
TOTAL FRANCE			637,284
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	147,626
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	198,796
TOTAL GERMANY			346,422
Ireland - 0.8%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		280,000	285,630
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (d)		215,000	206,400
TOTAL IRELAND			492,030
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,100
7.5% 10/15/27		40,000	42,200
TOTAL LIBERIA			71,300
Luxembourg - 0.6%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,400
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		40,000	41,400
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		15,000	15,038
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		40,000	39,700
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	150,000	211,840
TOTAL LUXEMBOURG			329,378
Marshall Islands - 0.0%
Navios Maritime Holdings, Inc. 8.125% 2/15/19		20,000	19,850
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		133,000	121,030
6.5% 6/2/41		333,000	349,650
TOTAL MEXICO			470,680
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 1.3%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	$ 272,519
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	298,533
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		100,000	97,500
5.75% 2/15/21 (d)		5,000	5,075
Petrobras Global Finance BV 5.625% 5/20/43		87,000	72,862
TOTAL NETHERLANDS			746,489
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S)	EUR	100,000	135,028
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	69,117
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		30,000	32,550
TOTAL NORWAY			236,695
Russia - 0.3%
Gazprom OAO 5.338% 9/25/20 (Reg. S)	GBP	100,000	164,428
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,850
Switzerland - 0.2%
Credit Suisse New York Branch 5.75% 9/18/25(Reg. S) (i)	EUR	100,000	134,914
United Kingdom - 5.5%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	161,081
Aviva PLC 6.125% 7/5/43 (i)	EUR	100,000	141,500
Eastern Power Networks PLC 5.75% 3/8/24	GBP	85,000	158,993
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	379,240
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	283,894
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	150,000	282,452
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	136,677
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	339,626
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,513
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	135,000	218,993
Marks & Spencer PLC 4.75% 6/12/25	GBP	125,000	203,019
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	159,807
Nationwide Building Society 6.75% 7/22/20	EUR	165,000	253,660
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	270,938
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	301,546
TOTAL UNITED KINGDOM			3,296,939
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 13.8%
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 20,000	$ 16,700
6.25% 6/1/21		5,000	4,100
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,350
American Axle & Manufacturing, Inc. 6.25% 3/15/21		30,000	30,900
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	93,014
Antero Resources Finance Corp. 6% 12/1/20		5,000	5,050
Aon Corp. 5% 9/30/20		67,000	73,701
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,738
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,150
Ashland, Inc. 3.875% 4/15/18		20,000	19,750
Audatex North America, Inc. 6% 6/15/21 (d)		30,000	30,600
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,475
Ball Corp. 4% 11/15/23		55,000	49,363
Bank of America Corp. 5.7% 1/24/22		75,000	83,810
Best Buy Co., Inc. 5% 8/1/18		50,000	51,375
Brandywine Operating Partnership LP 3.95% 2/15/23		183,000	173,197
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,063
Building Materials Corp. of America:
6.75% 5/1/21 (d)		66,000	70,950
6.875% 8/15/18 (d)		50,000	53,438
CB Richard Ellis Services, Inc. 6.625% 10/15/20		25,000	26,688
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19		20,000	21,175
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,100
Ceridian Corp. 11.25% 11/15/15		20,000	20,200
Chesapeake Energy Corp.:
5.375% 6/15/21		10,000	9,975
6.125% 2/15/21		30,000	31,125
6.875% 11/15/20		75,000	81,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		5,000	5,525
8.25% 6/15/21		65,000	72,800
CIT Group, Inc.:
5% 8/15/22		20,000	19,550
5.375% 5/15/20		20,000	20,700
5.5% 2/15/19 (d)		70,000	73,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc.:
5.125% 6/1/21		$ 5,000	$ 4,831
5.25% 8/1/20		15,000	14,850
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,075
Comcast Corp. 4.65% 7/15/42		115,000	109,341
Community Health Systems, Inc.:
5.125% 8/15/18		20,000	20,350
8% 11/15/19		20,000	20,975
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,313
8.25% 4/1/20		15,000	16,088
Continental Airlines, Inc. 6.75% 9/15/15 (d)		45,000	46,350
Covanta Holding Corp. 7.25% 12/1/20		95,000	101,869
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		30,000	27,450
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,550
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
DCP Midstream LLC 4.75% 9/30/21 (d)		153,000	154,400
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,541
Denbury Resources, Inc. 4.625% 7/15/23		45,000	41,175
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		110,000	105,050
Discover Financial Services 3.85% 11/21/22		213,000	203,303
DISH DBS Corp. 4.25% 4/1/18		40,000	40,050
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		15,000	16,313
9.875% 4/15/18		5,000	5,300
Duke Realty LP 6.5% 1/15/18		87,000	100,113
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,800
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,600
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,100
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,425
Equity One, Inc. 3.75% 11/15/22		183,000	172,667
ERP Operating LP 4.625% 12/15/21		213,000	224,931
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	140,625
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,588
Fifth Third Bancorp 8.25% 3/1/38		67,000	86,673
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 5,000	$ 5,175
7.375% 6/15/19 (d)		10,000	10,525
12.625% 1/15/21		15,000	16,500
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		10,000	9,075
FirstEnergy Corp. 7.375% 11/15/31		340,000	343,425
Forest Oil Corp. 7.5% 9/15/20		10,000	9,950
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,438
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,238
General Motors Co.:
3.5% 10/2/18 (d)		15,000	14,963
6.25% 10/2/43 (d)		15,000	14,775
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)		20,000	19,450
4.25% 5/15/23 (d)		30,000	27,413
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,250
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	33,381
HCA, Inc. 8% 10/1/18		10,000	11,500
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	20,725
8.125% 4/15/19		10,000	11,100
HealthSouth Corp.:
7.25% 10/1/18		13,000	14,008
7.75% 9/15/22		25,000	26,813
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)(f)		25,000	25,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		25,000	25,000
7.75% 1/15/16		20,000	20,650
8% 1/15/18		120,000	125,700
International Lease Finance Corp. 3.875% 4/15/18		5,000	4,831
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		45,000	47,363
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		31,000	30,303
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	104,350
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,000
Lennar Corp. 4.75% 12/15/17		60,000	61,650
Liberty Property LP:
3.375% 6/15/23		233,000	215,486
4.75% 10/1/20		67,000	70,629
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 20,000	$ 16,900
6.5% 1/15/28		5,000	4,175
MasTec, Inc. 4.875% 3/15/23		10,000	9,375
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)		10,000	10,050
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,250
7.625% 1/15/17		20,000	22,473
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,224
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,100
NCR Corp. 4.625% 2/15/21		130,000	121,875
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	24,813
NeuStar, Inc. 4.5% 1/15/23		20,000	17,950
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,813
NII Capital Corp. 7.625% 4/1/21		20,000	14,200
NiSource Finance Corp.:
4.45% 12/1/21		100,000	103,287
5.25% 2/15/43		240,000	230,585
NRG Energy, Inc. 7.625% 1/15/18		30,000	33,225
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	105,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		35,000	33,075
Oil States International, Inc. 6.5% 6/1/19		25,000	26,500
PNK Finance Corp. 6.375% 8/1/21 (d)		10,000	10,200
Prudential Financial, Inc. 4.5% 11/16/21		200,000	213,559
Puget Energy, Inc.:
5.625% 7/15/22		40,000	42,439
6.5% 12/15/20		20,000	22,369
Regions Financial Corp. 7.75% 11/10/14		80,000	85,916
Reynolds American, Inc. 3.25% 11/1/22		347,000	319,556
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	80,300
8.5% 5/15/18 (c)		10,000	10,450
9.875% 8/15/19		15,000	16,275
Rite Aid Corp. 9.25% 3/15/20		70,000	79,450
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,025
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,975
Samson Investment Co. 10.25% 2/15/20 (d)		90,000	95,400
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,788
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
SemGroup Corp. 7.5% 6/15/21 (d)		$ 40,000	$ 40,800
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)		15,000	14,400
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,938
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		15,000	14,925
5.875% 10/1/20 (d)		15,000	15,131
SLM Corp.:
5.5% 1/15/19		10,000	9,903
8% 3/25/20		10,000	10,800
Sprint Capital Corp.:
6.875% 11/15/28		10,000	8,925
8.75% 3/15/32		10,000	10,163
Sprint Communications, Inc.:
7% 3/1/20 (d)		10,000	10,750
9% 11/15/18 (d)		35,000	41,038
Standard Pacific Corp.:
8.375% 1/15/21		30,000	33,750
10.75% 9/15/16		20,000	23,900
Starz LLC/Starz Finance Corp. 5% 9/15/19		15,000	14,850
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	18,850
6.125% 8/15/19		30,000	31,275
7.625% 3/15/20		30,000	32,438
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,125
7.875% 2/15/19		15,000	16,838
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (d)		15,000	15,263
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		10,000	9,050
5.25% 5/1/23 (d)		25,000	24,500
7.875% 10/15/18		15,000	16,200
Tenet Healthcare Corp.:
6% 10/1/20 (d)		20,000	20,450
8.125% 4/1/22 (d)		30,000	31,313
Tenneco, Inc. 6.875% 12/15/20		15,000	16,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,025
The AES Corp.:
4.875% 5/15/23		10,000	9,350
7.375% 7/1/21		100,000	110,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
The Dow Chemical Co. 4.125% 11/15/21		$ 120,000	$ 122,534
The Geo Group, Inc. 5.875% 1/15/22 (d)(f)		20,000	19,750
The William Carter Co. 5.25% 8/15/21 (d)		15,000	15,000
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,763
TransDigm, Inc. 5.5% 10/15/20		20,000	19,600
TransUnion Holding Co., Inc. 8.125% 6/15/18pay-in-kind		30,000	31,800
Triumph Group, Inc. 4.875% 4/1/21		10,000	9,625
Tronox Finance LLC 6.375% 8/15/20		15,000	14,850
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,100
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,175
6.875% 12/1/18 (d)		10,000	10,575
Verizon Communications, Inc.:
6.4% 9/15/33		98,000	108,818
6.55% 9/15/43		349,000	393,946
VPI Escrow Corp. 6.375% 10/15/20 (d)		120,000	124,800
Walter Energy, Inc. 8.5% 4/15/21 (d)		10,000	8,350
WellPoint, Inc.:
3.3% 1/15/23		183,000	172,572
4.625% 5/15/42		73,000	66,752
Western Refining, Inc. 6.25% 4/1/21		10,000	9,800
Whiting Petroleum Corp.:
5% 3/15/19		20,000	20,050
5.75% 3/15/21 (d)		20,000	20,450
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		20,000	21,700
13.375% 10/15/19		5,000	5,663
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,050
TOTAL UNITED STATES OF AMERICA			8,213,695
TOTAL NONCONVERTIBLE BONDS (Cost $17,430,525)			17,234,400
Commercial Mortgage Securities - 5.0%
		Principal Amount (b)	Value
United States of America - 5.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 340,954
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		750,000	830,511
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	552,711
Series 2007-C32 Class A3, 5.9203% 6/15/49 (i)		225,000	252,799
Series 2007-C33 Class A4, 6.1227% 2/15/51 (i)		900,000	994,580
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,034,153)			2,971,555
Foreign Government and Government Agency Obligations - 52.0%

Australia - 3.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,526,000	1,612,020
5.75% 5/15/21	AUD	500,000	531,846
5.75% 7/15/22	AUD	58,000	62,122
TOTAL AUSTRALIA			2,205,988
Belgium - 0.9%
Belgian Kingdom 2.25% 6/22/23	EUR	410,000	539,204
Brazil - 4.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	200,000
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,500,000	636,189
2.625% 1/5/23		960,000	842,400
10% 1/1/18	BRL	1,300,000	559,109
10% 1/1/23	BRL	1,500,000	615,579
TOTAL BRAZIL			2,853,277
Canada - 2.3%
Canadian Government:
1.5% 3/1/17 (h)	CAD	330,000	320,411
2.75% 6/1/22 (g)	CAD	616,000	612,352
4% 6/1/41	CAD	118,000	134,357
Ontario Province 4.65% 6/2/41	CAD	110,000	116,674
Province of Quebec 4.25% 12/1/21	CAD	190,000	197,806
TOTAL CANADA			1,381,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Chile - 0.8%
Chilean Republic 2.25% 10/30/22		$ 500,000	$ 452,000
France - 7.5%
French Government:
OAT 3.25% 5/25/45	EUR	220,000	285,901
0.25% 11/25/15	EUR	580,000	782,668
1% 5/25/18	EUR	1,580,000	2,131,497
1% 11/25/18	EUR	950,000	1,271,361
TOTAL FRANCE			4,471,427
Germany - 1.2%
German Federal Republic:
2% 8/15/23	EUR	480,000	661,524
2.5% 7/4/44	EUR	40,000	52,956
TOTAL GERMANY			714,480
Japan - 1.8%
Japan Government:
1.6% 3/20/33	JPY	46,700,000	479,000
1.8% 3/20/43	JPY	31,450,000	326,326
1.8% 9/20/43	JPY	22,000,000	228,011
TOTAL JAPAN			1,033,337
Korea (South) - 2.7%
Korean Republic 2.75% 3/10/18	KRW	1,758,700,000	1,621,330
Malaysia - 0.2%
Malaysian Government 3.48% 3/15/23	MYR	450,000	134,775
Mexico - 10.6%
United Mexican States:
6.5% 6/10/21	MXN	6,720,000	536,972
7.5% 6/3/27	MXN	7,140,000	596,897
7.75% 12/14/17	MXN	7,490,000	638,779
8% 12/17/15	MXN	39,680,000	3,292,091
8% 12/7/23	MXN	14,150,000	1,235,739
TOTAL MEXICO			6,300,478
Netherlands - 3.3%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,500,000	1,955,793
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Singapore - 2.1%
Republic of Singapore:
3% 9/1/24	SGD	675,000	$ 559,083
3.25% 9/1/20	SGD	790,000	682,407
TOTAL SINGAPORE			1,241,490
South Africa - 0.2%
South African Republic 6.25% 3/31/36	ZAR	1,800,000	135,377
Spain - 0.6%
Spanish Kingdom 4.4% 10/31/23 (d)	EUR	250,000	340,848
Sweden - 3.2%
Swedish Kingdom 3.75% 8/12/17	SEK	11,420,000	1,922,566
United Kingdom - 6.1%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	200,000	331,968
3.75% 9/7/19	GBP	590,000	1,060,065
4.25% 6/7/32	GBP	60,000	110,106
4.5% 3/7/19	GBP	130,000	241,430
4.5% 12/7/42	GBP	190,000	365,470
5% 3/7/18	GBP	820,000	1,536,221
TOTAL UNITED KINGDOM			3,645,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,043,442)			30,949,230
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,351)		100,000	126,906
Floating Rate Loans - 0.1%

United States of America - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		20,000	20,326
First Data Corp. term loan 4.1795% 3/24/18 (i)		30,000	29,775
TOTAL FLOATING RATE LOANS (Cost $49,465)			50,101
Preferred Securities - 1.2%
	Principal Amount (b)	Value
Germany - 0.5%
RWE AG 4.625% (e)(i)	220,000	$ 301,309
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (e)(i)	295,000	418,344
TOTAL PREFERRED SECURITIES (Cost $715,839)		719,653
Fixed-Income Funds - 5.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j) (Cost $3,007,484)	28,003	2,987,080
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.10% (a) (Cost $4,048,304)	4,048,304	4,048,304
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate 1.05%	11/20/13	EUR	2,300,000	13,166
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	10/16/13	EUR	2,200,000	2,676
TOTAL PURCHASED SWAPTIONS (Cost $21,225)				15,842
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $59,475,788)	59,103,071
NET OTHER ASSETS (LIABILITIES) - 0.8%	450,885
NET ASSETS - 100%	$ 59,553,956
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
1 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2013	$ 190,075	$ 3,611
Treasury Contracts
10 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	1,210,469	17,792
3 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	400,125	1,022
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	568,375	4,619
TOTAL TREASURY CONTRACTS		2,178,969	23,433
TOTAL PURCHASED		2,369,044	27,044
Sold
Bond Index Contracts
17 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2013	2,861,927	(39,209)
5 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2013	892,985	(18,704)
TOTAL BOND INDEX CONTRACTS		3,754,912	(57,913)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
5 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 631,953	$ (11,924)
TOTAL SOLD		4,386,865	(69,837)
		$ 6,755,909	$ (42,793)

The face value of futures purchased as a percentage of net assets is 4%

The face value of futures sold as a percentage of net assets is 7.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/13	ZAR	Barclays Bank PLC, London	Sell	7,204,711	$ 712,724	$ (4,859)
10/2/13	JPY	Barclays Bank PLC, London	Buy	22,463,139	228,924	(396)
10/2/13	ZAR	Barclays Bank PLC, London	Sell	56,250	5,589	(13)
12/11/13	AUD	Barclays Bank PLC, London	Sell	54,000	50,263	126
12/11/13	AUD	Credit Suisse Intl.	Sell	1,047,000	958,702	(13,406)
12/11/13	BRL	Barclays Bank PLC, London	Sell	132,000	58,354	(229)
12/11/13	BRL	Barclays Bank PLC, London	Sell	1,263,000	549,011	(11,526)
12/11/13	BRL	Deutsche Bank AG	Sell	2,795,000	1,188,350	(52,109)
12/11/13	CAD	Citibank NA	Sell	334,000	320,937	(2,725)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	CHF	Barclays Bank PLC, London	Buy	647,000	$ 690,963	$ 24,909
12/11/13	CHF	Barclays Bank PLC, London	Sell	52,000	57,538	2
12/11/13	CLP	Barclays Bank PLC, London	Buy	147,812,000	290,969	(1,133)
12/11/13	CLP	Deutsche Bank AG	Buy	33,122,000	64,421	526
12/11/13	CLP	Goldman Sachs Bank USA	Buy	148,000,000	288,330	1,874
12/11/13	CZK	Barclays Bank PLC, London	Buy	2,226,000	113,849	3,434
12/11/13	DKK	Barclays Bank PLC, London	Buy	1,853,000	328,006	8,335
12/11/13	DKK	Barclays Bank PLC, London	Sell	190,000	34,503	16
12/11/13	EUR	Barclays Bank PLC, London	Sell	119,000	161,113	93
12/11/13	EUR	Barclays Bank PLC, London	Sell	325,000	431,165	(8,595)
12/11/13	EUR	Credit Suisse Intl.	Buy	3,882,000	5,124,256	128,506
12/11/13	EUR	Deutsche Bank AG	Buy	297,000	394,119	7,754
12/11/13	EUR	Deutsche Bank AG	Sell	102,000	137,505	(512)
12/11/13	EUR	Deutsche Bank AG	Sell	216,000	292,047	(224)
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	88,000	117,475	1,599
12/11/13	GBP	Barclays Bank PLC, London	Sell	37,000	59,887	19
12/11/13	GBP	Barclays Bank PLC, London	Sell	99,000	158,557	(1,629)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	GBP	Citibank NA	Sell	3,187,000	$ 4,991,001	$ (165,668)
12/11/13	GBP	Credit Suisse Intl.	Sell	255,000	409,450	(3,148)
12/11/13	GBP	Deutsche Bank AG	Buy	47,000	73,779	2,268
12/11/13	GBP	Deutsche Bank AG	Buy	125,000	200,044	2,211
12/11/13	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	660,000	1,053,116	14,786
12/11/13	JPY	Barclays Bank PLC, London	Buy	650,000	6,543	73
12/11/13	JPY	Barclays Bank PLC, London	Buy	58,000,000	594,499	(4,157)
12/11/13	JPY	Barclays Bank PLC, London	Sell	10,900,000	111,126	182
12/11/13	JPY	Barclays Bank PLC, London	Sell	58,500,000	593,000	(2,432)
12/11/13	JPY	Deutsche Bank AG	Sell	4,950,000	49,394	(989)
12/11/13	JPY	Goldman Sachs Bank USA	Buy	59,000,000	598,603	1,918
12/11/13	JPY	Goldman Sachs Bank USA	Buy	612,650,000	6,165,789	69,959
12/11/13	KRW	Barclays Bank PLC, London	Buy	735,700,000	675,078	9,564
12/11/13	KRW	Goldman Sachs Bank USA	Sell	1,273,400,000	1,168,417	(16,609)
12/11/13	KRW	Morgan Stanley Cap. Svcs. LLC	Sell	650,000,000	601,573	(3,317)
12/11/13	MXN	Barclays Bank PLC, London	Buy	662,000	50,053	221
12/11/13	MXN	Barclays Bank PLC, London	Sell	461,000	34,820	(190)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	MXN	Barclays Bank PLC, London	Sell	1,248,000	$ 96,922	$ 2,145
12/11/13	MXN	Citibank NA	Sell	34,248,000	2,579,401	(21,506)
12/11/13	MXN	Deutsche Bank AG	Sell	17,588,000	1,335,290	(402)
12/11/13	MYR	Goldman Sachs Bank USA	Buy	211,000	63,804	960
12/11/13	MYR	Goldman Sachs Bank USA	Buy	1,922,000	585,351	4,581
12/11/13	MYR	Morgan Stanley Cap. Svcs. LLC	Sell	950,000	299,024	7,434
12/11/13	NOK	Citibank NA	Buy	885,000	145,057	1,718
12/11/13	NZD	Citibank NA	Buy	194,000	154,407	5,910
12/11/13	PLN	Barclays Bank PLC, London	Sell	1,900,000	604,453	(1,335)
12/11/13	PLN	Citibank NA	Buy	822,000	252,742	9,341
12/11/13	SEK	Barclays Bank PLC, London	Buy	7,701,000	1,207,688	(11,425)
12/11/13	SEK	Citibank NA	Sell	17,119,000	2,579,505	(79,737)
12/11/13	SGD	Barclays Bank PLC, London	Buy	1,042,000	832,242	(1,589)
12/11/13	SGD	Barclays Bank PLC, London	Sell	77,000	61,508	126
12/11/13	SGD	Citibank NA	Sell	2,357,000	1,853,162	(25,771)
12/11/13	SGD	Deutsche Bank AG	Buy	38,000	29,977	315
12/11/13	THB	JPMorgan Chase Bank	Buy	8,972,000	276,657	10,113
12/11/13	TRY	Citibank NA	Sell	608,000	292,794	(4,273)
12/11/13	ZAR	Barclays Bank PLC, London	Buy	7,205,000	705,449	4,452
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	ZAR	Barclays Bank PLC, London	Sell	268,000	$ 26,357	$ (49)
12/11/13	ZAR	Citibank NA	Sell	2,195,000	216,710	439
12/11/13	ZAR	Goldman Sachs Bank USA	Sell	3,000,000	304,541	8,954
12/11/13	ZAR	JPMorgan Chase Bank	Sell	3,929,000	395,231	8,111
						$ (96,979)

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty (2)	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid) (3)	Unrealized Appreciation/(Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 3,600,000	$ (5,219)	$ 0	$ (5,219)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	5,945	(19,885)	(13,940)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	100,000	(1,705)	(1,272)	(2,977)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(6,503)	(1,676)	(8,179)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	4,624	(13,449)	(8,825)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	100,000	1,831	(2,299)	(468)
TOTAL CREDIT DEFAULT SWAPS						$ (1,027)	$ (38,581)	$ (39,608)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,003,194 or 6.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,230.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $127,194.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,843
Fidelity Mortgage Backed Securities Central Fund	143,034
Total	$ 153,877
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 7,533,204	$ 14,567,326	$ 2,987,080	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 17,234,400	$ -	$ 17,234,400	$ -
Commercial Mortgage Securities	2,971,555	-	2,971,555	-
Foreign Government and Government Agency Obligations	30,949,230	-	30,949,230	-
Municipal Securities	126,906	-	126,906	-
Floating Rate Loans	50,101	-	50,101	-
Preferred Securities	719,653	-	719,653	-
Fixed-Income Funds	2,987,080	2,987,080	-	-
Money Market Funds	4,048,304	4,048,304	-	-
Purchased Swaptions	15,842	-	15,842	-
Total Investments in Securities:	$ 59,103,071	$ 7,035,384	$ 52,067,687	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 342,974	$ -	$ 342,974	$ -
Futures Contracts	27,044	27,044	-	-
Swaps	12,400	-	12,400	-
Total Assets	$ 382,418	$ 27,044	$ 355,374	$ -
Liabilities
Foreign Currency Contracts	$ (439,953)	$ -	$ (439,953)	$ -
Futures Contracts	(69,837)	(69,837)	-	-
Swaps	(13,427)	-	(13,427)	-
Total Liabilities	$ (523,217)	$ (69,837)	$ (453,380)	$ -
Total Other Derivative Instruments:	$ (140,799)	$ (42,793)	$ (98,006)	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $59,467,879. Net unrealized depreciation aggregated $364,808, of which $1,047,350 related to appreciated investment securities and $1,412,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Bond Fund
Class A
Class T
Class C
Institutional Class

September 30, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
International Bond Fund

1.939026.101

AIBZ-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.8%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,125
7% 11/1/15 (d)		35,000	36,050
TOTAL AUSTRALIA			87,175
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,288
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	14,963
TOTAL BERMUDA			20,251
Canada - 0.2%
Atlantic Power Corp. 9% 11/15/18		50,000	50,250
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,019
9.75% 11/1/19 (d)		5,000	4,575
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	10,700
TOTAL CANADA			138,494
Cayman Islands - 1.2%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	4,800
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	4,875
7.5% 11/1/19		30,000	31,575
Seagate HDD Cayman 4.75% 6/1/23 (d)		15,000	14,438
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	299,982
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	170,000	305,429
TOTAL CAYMAN ISLANDS			661,099
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	199,800
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	135,739
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	270,882
France - 1.1%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	200,000	298,825
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - continued
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)		$ 200,000	$ 201,387
GDF Suez 4.75% 12/31/49 (i)	EUR	100,000	137,072
TOTAL FRANCE			637,284
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	147,626
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	198,796
TOTAL GERMANY			346,422
Ireland - 0.5%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		270,000	275,429
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,100
7.5% 10/15/27		25,000	26,375
TOTAL LIBERIA			55,475
Luxembourg - 0.5%
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	42,800
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		25,000	25,875
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		35,000	34,738
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	141,227
TOTAL LUXEMBOURG			254,665
Marshall Islands - 0.0%
Navios Maritime Holdings, Inc. 8.125% 2/15/19		20,000	19,850
Netherlands - 1.1%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	204,389
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	298,533
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		60,000	58,500
5.75% 2/15/21 (d)		5,000	5,075
Petrobras Global Finance BV 5.625% 5/20/43		53,000	44,387
TOTAL NETHERLANDS			610,884
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S)	EUR	100,000	135,028
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Norway - continued
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	$ 69,117
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,700
TOTAL NORWAY			225,845
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,850
Switzerland - 0.2%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	EUR	100,000	134,914
United Kingdom - 3.8%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	161,081
Aviva PLC 6.125% 7/5/43 (i)	EUR	100,000	141,500
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	93,525
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	322,354
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	217,652
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	197,716
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	136,677
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	230,069
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,513
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	207,540
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	180,625
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	301,546
TOTAL UNITED KINGDOM			2,195,798
United States of America - 7.8%
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	12,525
6.25% 6/1/21		5,000	4,100
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,675
American Axle & Manufacturing, Inc. 6.25% 3/15/21		15,000	15,450
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Anadarko Petroleum Corp. 6.375% 9/15/17		67,000	77,899
Antero Resources Finance Corp. 6% 12/1/20		5,000	5,050
Aon Corp. 5% 9/30/20		73,000	80,301
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,738
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,150
Ashland, Inc. 3.875% 4/15/18		15,000	14,813
Audatex North America, Inc. 6% 6/15/21 (d)		25,000	25,500
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,475
Ball Corp. 4% 11/15/23		20,000	17,950
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Best Buy Co., Inc. 5% 8/1/18		$ 30,000	$ 30,825
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,063
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,125
6.875% 8/15/18 (d)		30,000	32,063
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,350
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19		18,000	19,058
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,100
Ceridian Corp. 11.25% 11/15/15		15,000	15,150
Chesapeake Energy Corp.:
5.375% 6/15/21		5,000	4,988
6.125% 2/15/21		30,000	31,125
6.875% 11/15/20		25,000	27,000
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,770
5.5% 2/15/19 (d)		21,000	22,050
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	4,831
5.25% 8/1/20		15,000	14,850
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,075
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	30,525
8% 11/15/19		15,000	15,731
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,313
8.25% 4/1/20		15,000	16,088
Continental Airlines, Inc. 6.75% 9/15/15 (d)		15,000	15,450
Covanta Holding Corp. 7.25% 12/1/20		20,000	21,446
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		55,000	50,325
Crown Castle International Corp. 5.25% 1/15/23		5,000	4,600
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,550
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	100,915
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,541
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Denbury Resources, Inc. 4.625% 7/15/23		$ 10,000	$ 9,150
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		91,000	86,905
Discover Financial Services 3.85% 11/21/22		75,000	71,586
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,875
9.875% 4/15/18		5,000	5,300
Duke Realty LP 6.5% 1/15/18		67,000	77,099
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,800
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,600
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		10,000	9,900
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,100
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,425
ERP Operating LP 4.625% 12/15/21		73,000	77,089
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	84,375
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,588
Fifth Third Bancorp 8.25% 3/1/38		67,000	86,673
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,175
7.375% 6/15/19 (d)		10,000	10,525
12.625% 1/15/21		10,000	11,000
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		5,000	4,538
FirstEnergy Corp. 7.375% 11/15/31		133,000	134,340
Forest Oil Corp. 7.5% 9/15/20		10,000	9,950
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,438
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,238
General Motors Co.:
3.5% 10/2/18 (d)		10,000	9,975
6.25% 10/2/43 (d)		10,000	9,850
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)		15,000	14,588
4.25% 5/15/23 (d)		20,000	18,275
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,250
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	28,613
HCA, Inc. 8% 10/1/18		5,000	5,750
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,363
8.125% 4/15/19		10,000	11,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HealthSouth Corp.:
7.25% 10/1/18		$ 14,000	$ 15,085
7.75% 9/15/22		15,000	16,088
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)(f)		15,000	15,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		15,000	15,000
7.75% 1/15/16		18,000	18,585
8% 1/15/18		68,000	71,230
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	31,575
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	29,325
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,000
Lennar Corp. 4.75% 12/15/17		40,000	41,100
Liberty Property LP 3.375% 6/15/23		52,000	48,091
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	16,900
6.5% 1/15/28		5,000	4,175
MasTec, Inc. 4.875% 3/15/23		10,000	9,375
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)		10,000	10,050
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,250
7.625% 1/15/17		20,000	22,473
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,224
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,100
NCR Corp. 4.625% 2/15/21		80,000	75,000
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	24,813
NeuStar, Inc. 4.5% 1/15/23		20,000	17,950
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,813
NII Capital Corp. 7.625% 4/1/21		20,000	14,200
NiSource Finance Corp.:
4.45% 12/1/21		73,000	75,400
5.25% 2/15/43		67,000	64,372
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,150
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	37,800
Oil States International, Inc. 6.5% 6/1/19		25,000	26,500
PNK Finance Corp. 6.375% 8/1/21 (d)		5,000	5,100
Prudential Financial, Inc. 4.5% 11/16/21		80,000	85,424
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc.:
5.625% 7/15/22		$ 20,000	$ 21,220
6% 9/1/21		10,000	10,907
6.5% 12/15/20		20,000	22,369
Regions Financial Corp. 7.75% 11/10/14		73,000	78,398
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,091
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		40,000	40,150
8.5% 5/15/18 (c)		5,000	5,225
9.875% 8/15/19		10,000	10,850
Rite Aid Corp. 9.25% 3/15/20		40,000	45,400
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,025
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,975
Samson Investment Co. 10.25% 2/15/20 (d)		45,000	47,700
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,788
SemGroup Corp. 7.5% 6/15/21 (d)		30,000	30,600
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,938
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	9,950
5.875% 10/1/20 (d)		10,000	10,088
SLM Corp.:
5.5% 1/15/19		5,000	4,951
8% 3/25/20		10,000	10,800
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,463
8.75% 3/15/32		5,000	5,081
Sprint Communications, Inc.:
7% 3/1/20 (d)		10,000	10,750
9% 11/15/18 (d)		25,000	29,313
Standard Pacific Corp.:
8.375% 1/15/21		20,000	22,500
10.75% 9/15/16		20,000	23,900
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	9,900
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	18,850
6.125% 8/15/19		30,000	31,275
7.625% 3/15/20		30,000	32,438
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,125
7.875% 2/15/19		15,000	16,838
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (d)		$ 10,000	$ 10,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,525
5.25% 5/1/23 (d)		24,000	23,520
7.875% 10/15/18		15,000	16,200
Tenet Healthcare Corp.:
6% 10/1/20 (d)		15,000	15,338
8.125% 4/1/22 (d)		20,000	20,875
Tenneco, Inc. 6.875% 12/15/20		15,000	16,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,025
The AES Corp.:
4.875% 5/15/23		25,000	23,375
7.375% 7/1/21		47,000	51,700
The Geo Group, Inc. 5.875% 1/15/22 (d)(f)		10,000	9,875
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,000
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,763
TransDigm, Inc.:
5.5% 10/15/20		15,000	14,700
7.5% 7/15/21 (d)		5,000	5,375
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		20,000	21,200
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,813
Tronox Finance LLC 6.375% 8/15/20		15,000	14,850
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,100
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,175
6.875% 12/1/18 (d)		10,000	10,575
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	105,487
6.55% 9/15/43		339,000	382,658
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	62,400
Walter Energy, Inc. 8.5% 4/15/21 (d)		5,000	4,175
Western Refining, Inc. 6.25% 4/1/21		10,000	9,800
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,025
5.75% 3/15/21 (d)		15,000	15,338
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	10,850
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.: - continued
13.375% 10/15/19		$ 5,000	$ 5,663
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		5,000	5,025
TOTAL UNITED STATES OF AMERICA			4,485,078
TOTAL NONCONVERTIBLE BONDS (Cost $10,691,938)			10,759,934
Commercial Mortgage Securities - 4.0%

United States of America - 4.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		135,000	148,480
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		170,000	188,098
Series 2006-GG7 Class A4, 6.0564% 7/10/38 (i)		599,891	659,542
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		400,000	442,169
Series 2007-C32 Class A3, 5.9203% 6/15/49 (i)		225,000	252,799
Series 2007-C33 Class A4, 6.1227% 2/15/51 (i)		560,000	618,850
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,342,920)			2,309,938
Foreign Government and Government Agency Obligations - 70.9%

Australia - 4.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,587,000	1,676,458
5.75% 5/15/21	AUD	550,000	585,031
5.75% 7/15/22	AUD	424,000	454,131
TOTAL AUSTRALIA			2,715,620
Belgium - 1.3%
Belgian Kingdom 2.25% 6/22/23	EUR	570,000	749,626
Brazil - 4.2%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	200,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Brazil - continued
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	$ 551,364
2.625% 1/5/23		500,000	438,750
10% 1/1/18	BRL	1,600,000	688,134
10% 1/1/23	BRL	1,300,000	533,502
TOTAL BRAZIL			2,411,750
Canada - 4.5%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	728,207
1.5% 6/1/23	CAD	300,000	265,394
2.75% 6/1/22 (g)	CAD	880,000	874,789
4% 6/1/41	CAD	168,000	191,287
Ontario Province 4.65% 6/2/41	CAD	200,000	212,135
Province of Quebec 4.25% 12/1/21	CAD	270,000	281,093
TOTAL CANADA			2,552,905
France - 11.8%
French Government:
OAT 3.25% 5/25/45	EUR	350,000	454,842
0.25% 11/25/15	EUR	1,050,000	1,416,898
1% 5/25/18	EUR	2,200,000	2,967,907
1% 11/25/18	EUR	1,450,000	1,940,498
TOTAL FRANCE			6,780,145
Germany - 1.3%
German Federal Republic:
2% 8/15/23	EUR	470,000	647,742
2.5% 7/4/44	EUR	80,000	105,912
TOTAL GERMANY			753,654
Japan - 5.3%
Japan Government:
0.7% 12/20/22	JPY	25,100,000	256,720
0.8% 6/20/23	JPY	35,000,000	360,282
1.6% 3/20/33	JPY	43,100,000	442,075
1.7% 3/20/32	JPY	80,250,000	842,802
1.7% 12/20/32	JPY	27,150,000	283,251
1.8% 3/20/43	JPY	33,050,000	342,928
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.8% 9/20/43	JPY	30,000,000	$ 310,925
2% 3/20/42	JPY	17,000,000	184,551
TOTAL JAPAN			3,023,534
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,448,844
3% 3/10/23	KRW	730,000,000	658,185
TOTAL KOREA (SOUTH)			2,107,029
Malaysia - 0.5%
Malaysian Government 3.48% 3/15/23	MYR	1,040,000	311,479
Mexico - 11.4%
United Mexican States:
6.5% 6/10/21	MXN	4,570,000	365,173
7.5% 6/3/27	MXN	6,990,000	584,357
7.75% 12/14/17	MXN	11,140,000	950,066
8% 12/17/15	MXN	37,440,000	3,106,245
8% 12/7/23	MXN	14,620,000	1,276,785
8.5% 5/31/29	MXN	2,550,000	227,423
TOTAL MEXICO			6,510,049
Netherlands - 3.9%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,715,000	2,236,123
Singapore - 2.2%
Republic of Singapore:
3% 9/1/24	SGD	900,000	745,444
3.25% 9/1/20	SGD	620,000	535,560
TOTAL SINGAPORE			1,281,004
South Africa - 0.8%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	293,316
6.75% 3/31/21	ZAR	1,400,000	134,949
TOTAL SOUTH AFRICA			428,265
Spain - 2.4%
Spanish Kingdom 4.4% 10/31/23 (d)	EUR	1,000,000	1,363,394
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Sweden - 4.0%
Swedish Kingdom 3.75% 8/12/17	SEK	13,680,000	$ 2,303,039
United Kingdom - 8.9%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	810,000	1,294,063
1.75% 1/22/17	GBP	300,000	497,953
3.75% 9/7/19	GBP	550,000	988,196
4.25% 6/7/32	GBP	140,000	256,915
4.5% 3/7/19	GBP	100,000	185,715
4.5% 12/7/42	GBP	280,000	538,588
5% 3/7/18	GBP	700,000	1,311,408
TOTAL UNITED KINGDOM			5,072,838
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,848,964)			40,600,454
Floating Rate Loans - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		10,000	10,163
First Data Corp. term loan 4.1795% 3/24/18 (i)		15,000	14,888
TOTAL FLOATING RATE LOANS (Cost $24,732)			25,051
Preferred Securities - 0.9%

Germany - 0.4%
RWE AG 4.625% (e)(i)	150,000	205,438
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	311,985
TOTAL PREFERRED SECURITIES (Cost $515,645)		517,423
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,456,596)	2,456,596	2,456,596
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate 1.05%	11/20/13	EUR	2,100,000	$ 12,021
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	10/16/13	EUR	2,100,000	2,554
TOTAL PURCHASED SWAPTIONS (Cost $19,875)				14,575
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $56,900,670)	56,683,971
NET OTHER ASSETS (LIABILITIES) - 1.1%	607,458
NET ASSETS - 100%	$ 57,291,429
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
4 Eurex 30 Year Euro-Buxl Index Contracts (Germany)	Dec. 2013	$ 679,131	$ 19,693
11 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2013	2,090,830	44,185
3 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2013	535,791	5,096
TOTAL BOND INDEX CONTRACTS		3,305,752	68,974
Treasury Contracts
1 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	121,047	1,781
TOTAL PURCHASED		3,426,799	70,755
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
10 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2013	$ 1,683,487	$ (21,398)
Treasury Contracts
46 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	5,813,969	(101,637)
5 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	1,101,328	(5,718)
1 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	133,375	(2,707)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	426,281	(13,267)
TOTAL TREASURY CONTRACTS		7,474,953	(123,329)
TOTAL SOLD		9,158,440	(144,727)
		$ 12,585,239	$ (73,972)

The face value of futures purchased as a percentage of net assets is 6%

The face value of futures sold as a percentage of net assets is 16%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/13	ZAR	Barclays Bank PLC, London	Sell	7,315,933	$ 723,726	$ (4,934)
10/2/13	JPY	Barclays Bank PLC, London	Buy	30,631,553	312,169	(540)
10/2/13	ZAR	Barclays Bank PLC, London	Sell	169,125	16,805	(39)
12/11/13	AUD	Barclays Bank PLC, London	Sell	46,000	42,817	107
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	AUD	Credit Suisse Intl.	Sell	572,000	$ 523,761	$ (7,324)
12/11/13	BRL	Barclays Bank PLC, London	Sell	124,000	54,818	(215)
12/11/13	BRL	Barclays Bank PLC, London	Sell	1,555,000	675,940	(14,191)
12/11/13	BRL	Deutsche Bank AG	Sell	2,422,000	1,029,762	(45,155)
12/11/13	CAD	Citibank NA	Sell	186,000	178,725	(1,518)
12/11/13	CAD	Deutsche Bank AG	Buy	21,000	20,256	94
12/11/13	CHF	Barclays Bank PLC, London	Buy	1,077,000	1,150,181	41,464
12/11/13	CHF	Barclays Bank PLC, London	Sell	29,000	32,088	1
12/11/13	CLP	Barclays Bank PLC, London	Buy	140,352,000	276,283	(1,076)
12/11/13	CLP	Deutsche Bank AG	Buy	48,361,000	94,060	768
12/11/13	CLP	Goldman Sachs Bank USA	Buy	139,100,000	270,992	1,761
12/11/13	CZK	Barclays Bank PLC, London	Buy	5,723,000	292,702	8,828
12/11/13	DKK	Barclays Bank PLC, London	Buy	3,025,000	535,465	13,606
12/11/13	DKK	Barclays Bank PLC, London	Sell	137,000	24,879	12
12/11/13	EUR	Barclays Bank PLC, London	Buy	267,000	361,617	(337)
12/11/13	EUR	Barclays Bank PLC, London	Sell	47,000	63,633	37
12/11/13	EUR	Barclays Bank PLC, London	Sell	138,000	182,426	(4,302)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	EUR	Barclays Bank PLC, London	Sell	332,000	$ 448,951	$ (281)
12/11/13	EUR	Credit Suisse Intl.	Buy	7,111,000	9,386,548	235,396
12/11/13	EUR	Deutsche Bank AG	Buy	713,000	946,151	18,614
12/11/13	EUR	Deutsche Bank AG	Sell	115,000	155,030	(577)
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	485,000	647,447	8,810
12/11/13	GBP	Barclays Bank PLC, London	Sell	94,000	147,452	(4,643)
12/11/13	GBP	Citibank NA	Sell	1,922,000	3,009,948	(99,909)
12/11/13	GBP	Credit Suisse Intl.	Sell	224,000	359,674	(2,766)
12/11/13	GBP	Deutsche Bank AG	Sell	118,000	188,841	(2,087)
12/11/13	GBP	JPMorgan Chase Bank	Sell	102,000	162,103	(2,936)
12/11/13	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	696,000	1,110,558	15,592
12/11/13	JPY	Barclays Bank PLC, London	Buy	1,500,000	15,109	158
12/11/13	JPY	Barclays Bank PLC, London	Buy	11,200,000	113,818	180
12/11/13	JPY	Barclays Bank PLC, London	Buy	56,000,000	573,999	(4,013)
12/11/13	JPY	Barclays Bank PLC, London	Sell	51,500,000	522,043	(2,141)
12/11/13	JPY	Deutsche Bank AG	Sell	12,400,000	123,734	(2,477)
12/11/13	JPY	Goldman Sachs Bank USA	Buy	55,500,000	563,092	1,805
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
12/11/13	JPY	Goldman Sachs Bank USA	Buy	767,500,000	$ 7,724,219	$ 87,642
12/11/13	KRW	Barclays Bank PLC, London	Buy	820,600,000	752,983	10,668
12/11/13	KRW	Goldman Sachs Bank USA	Sell	522,850,000	479,745	(6,820)
12/11/13	KRW	Morgan Stanley Cap. Svcs. LLC	Sell	600,000,000	555,298	(3,062)
12/11/13	MXN	Barclays Bank PLC, London	Buy	1,278,000	96,628	428
12/11/13	MXN	Barclays Bank PLC, London	Sell	636,000	48,038	(262)
12/11/13	MXN	Barclays Bank PLC, London	Sell	1,082,000	84,030	1,859
12/11/13	MXN	Barclays Bank PLC, London	Sell	8,102,000	611,911	(3,382)
12/11/13	MXN	Citibank NA	Sell	29,531,000	2,224,139	(18,544)
12/11/13	MXN	Deutsche Bank AG	Sell	10,361,000	786,612	(237)
12/11/13	MYR	Barclays Bank PLC, London	Buy	103,000	31,489	126
12/11/13	MYR	Goldman Sachs Bank USA	Buy	369,000	111,581	1,678
12/11/13	MYR	Goldman Sachs Bank USA	Buy	1,792,000	545,759	4,272
12/11/13	MYR	Morgan Stanley Cap. Svcs. LLC	Sell	900,000	283,286	7,043
12/11/13	NOK	Citibank NA	Buy	1,417,000	232,254	2,750
12/11/13	NZD	Citibank NA	Buy	331,000	263,447	10,084
12/11/13	PLN	Barclays Bank PLC, London	Sell	1,800,000	572,639	(1,265)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
12/11/13	PLN	Citibank NA	Buy	2,153,000	$ 661,988	$ 24,465
12/11/13	SEK	Citibank NA	Sell	14,548,000	2,192,105	(67,761)
12/11/13	SEK	Credit Suisse Intl.	Buy	4,923,000	771,769	(7,037)
12/11/13	SGD	Barclays Bank PLC, London	Sell	86,000	68,697	140
12/11/13	SGD	Citibank NA	Sell	1,945,000	1,529,232	(21,267)
12/11/13	SGD	Credit Suisse Intl.	Buy	833,000	665,481	(1,437)
12/11/13	SGD	Deutsche Bank AG	Buy	36,000	28,400	298
12/11/13	THB	JPMorgan Chase Bank	Buy	19,051,000	587,450	21,473
12/11/13	TRY	Citibank NA	Sell	567,000	273,050	(3,985)
12/11/13	ZAR	Barclays Bank PLC, London	Buy	7,172,000	702,217	4,432
12/11/13	ZAR	Barclays Bank PLC, London	Sell	413,000	40,617	(76)
12/11/13	ZAR	Citibank NA	Sell	959,000	94,681	192
12/11/13	ZAR	Goldman Sachs Bank USA	Sell	2,750,000	279,162	8,208
12/11/13	ZAR	JPMorgan Chase Bank	Sell	4,284,000	430,942	8,844
						$ 205,239
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty(2)	Fixed Payment Received/ (Paid)	Notional Amount(1)		Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 2,000,000	$ (2,899)	$ 0	$ (2,899)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	6,217	(20,789)	(14,572)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(2,557)	(1,911)	(4,468)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(3,717)	(957)	(4,674)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	2,642	(7,685)	(5,043)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	200,000	3,661	(4,599)	(938)
TOTAL CREDIT DEFAULT SWAPS						$ 3,347	$ (35,941)	$ (32,594)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,839,054 or 6.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,686.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $101,949.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,857
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 10,759,934	$ -	$ 10,759,934	$ -
Commercial Mortgage Securities	2,309,938	-	2,309,938	-
Foreign Government and Government Agency Obligations	40,600,454	-	40,600,454	-
Floating Rate Loans	25,051	-	25,051	-
Preferred Securities	517,423	-	517,423	-
Money Market Funds	2,456,596	2,456,596	-	-
Purchased Swaptions	14,575	-	14,575	-
Total Investments in Securities:	$ 56,683,971	$ 2,456,596	$ 54,227,375	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 541,835	$ -	$ 541,835	$ -
Futures Contracts	70,755	70,755	-	-
Swaps	12,520	-	12,520	-
Total Assets	$ 625,110	$ 70,755	$ 554,355	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Foreign Currency Contracts	$ (336,596)	$ -	$ (336,596)	$ -
Futures Contracts	(144,727)	(144,727)	-	-
Swaps	(9,173)	-	(9,173)	-
Total Liabilities	$ (490,496)	$ (144,727)	$ (345,769)	$ -
Total Other Derivative Instruments:	$ 134,614	$ (73,972)	$ 208,586	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $56,896,757. Net unrealized depreciation aggregated $212,786, of which $1,116,457 related to appreciated investment securities and $1,329,243 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Bond
Fund

September 30, 2013

1.939055.101

IBZ-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.8%
		Principal Amount (b)	Value
Australia - 0.2%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,125
7% 11/1/15 (d)		35,000	36,050
TOTAL AUSTRALIA			87,175
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,288
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	14,963
TOTAL BERMUDA			20,251
Canada - 0.2%
Atlantic Power Corp. 9% 11/15/18		50,000	50,250
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Telesat Canada/Telesat LLC 6% 5/15/17 (d)		45,000	46,800
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,019
9.75% 11/1/19 (d)		5,000	4,575
Valeant Pharmaceuticals International 6.75% 8/15/18 (d)		10,000	10,700
TOTAL CANADA			138,494
Cayman Islands - 1.2%
MCE Finance Ltd. 5% 2/15/21 (d)		5,000	4,800
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,000	4,875
7.5% 11/1/19		30,000	31,575
Seagate HDD Cayman 4.75% 6/1/23 (d)		15,000	14,438
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (i)	GBP	170,000	299,982
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (i)	GBP	170,000	305,429
TOTAL CAYMAN ISLANDS			661,099
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (d)		200,000	199,800
Denmark - 0.2%
Danske Bank A/S 3.875% 10/4/23 (Reg. S) (i)	EUR	100,000	135,739
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	270,882
France - 1.1%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	200,000	298,825
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - continued
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (i)		$ 200,000	$ 201,387
GDF Suez 4.75% 12/31/49 (i)	EUR	100,000	137,072
TOTAL FRANCE			637,284
Germany - 0.6%
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (i)	EUR	100,000	147,626
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.625% 4/15/23 (Reg. S)	EUR	150,000	198,796
TOTAL GERMANY			346,422
Ireland - 0.5%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (i)		270,000	275,429
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		30,000	29,100
7.5% 10/15/27		25,000	26,375
TOTAL LIBERIA			55,475
Luxembourg - 0.5%
Intelsat Jackson Holdings SA 7.25% 4/1/19		40,000	42,800
Intelsat Luxembourg SA 7.75% 6/1/21 (d)		25,000	25,875
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)		10,000	10,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		35,000	34,738
Wind Acquisition Finance SA 7.375% 2/15/18	EUR	100,000	141,227
TOTAL LUXEMBOURG			254,665
Marshall Islands - 0.0%
Navios Maritime Holdings, Inc. 8.125% 2/15/19		20,000	19,850
Netherlands - 1.1%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	204,389
Deutsche Annington Finance BV 5% 10/2/23 (d)		300,000	298,533
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)		60,000	58,500
5.75% 2/15/21 (d)		5,000	5,075
Petrobras Global Finance BV 5.625% 5/20/43		53,000	44,387
TOTAL NETHERLANDS			610,884
Norway - 0.4%
DNB Bank ASA 3% 9/26/23 (Reg. S)	EUR	100,000	135,028
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Norway - continued
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	$ 69,117
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)		20,000	21,700
TOTAL NORWAY			225,845
Singapore - 0.0%
Flextronics International Ltd. 4.625% 2/15/20		5,000	4,850
Switzerland - 0.2%
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	EUR	100,000	134,914
United Kingdom - 3.8%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	100,000	161,081
Aviva PLC 6.125% 7/5/43 (i)	EUR	100,000	141,500
Eastern Power Networks PLC 5.75% 3/8/24	GBP	50,000	93,525
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	322,354
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	217,652
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	105,000	197,716
HSBC Holdings PLC 3.375% 1/10/24 (i)	EUR	100,000	136,677
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	230,069
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,513
Nationwide Building Society 6.75% 7/22/20	EUR	135,000	207,540
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	180,625
Standard Chartered PLC 5.2% 1/26/24 (d)		300,000	301,546
TOTAL UNITED KINGDOM			2,195,798
United States of America - 7.8%
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	12,525
6.25% 6/1/21		5,000	4,100
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,675
American Axle & Manufacturing, Inc. 6.25% 3/15/21		15,000	15,450
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Anadarko Petroleum Corp. 6.375% 9/15/17		67,000	77,899
Antero Resources Finance Corp. 6% 12/1/20		5,000	5,050
Aon Corp. 5% 9/30/20		73,000	80,301
APX Group, Inc. 8.75% 12/1/20 (d)		15,000	14,738
ARAMARK Corp. 5.75% 3/15/20 (d)		15,000	15,150
Ashland, Inc. 3.875% 4/15/18		15,000	14,813
Audatex North America, Inc. 6% 6/15/21 (d)		25,000	25,500
Axiall Corp. 4.875% 5/15/23 (d)		10,000	9,475
Ball Corp. 4% 11/15/23		20,000	17,950
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Best Buy Co., Inc. 5% 8/1/18		$ 30,000	$ 30,825
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		25,000	23,063
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,125
6.875% 8/15/18 (d)		30,000	32,063
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,350
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19		18,000	19,058
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,100
Ceridian Corp. 11.25% 11/15/15		15,000	15,150
Chesapeake Energy Corp.:
5.375% 6/15/21		5,000	4,988
6.125% 2/15/21		30,000	31,125
6.875% 11/15/20		25,000	27,000
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		5,000	5,525
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,770
5.5% 2/15/19 (d)		21,000	22,050
Clean Harbors, Inc.:
5.125% 6/1/21		5,000	4,831
5.25% 8/1/20		15,000	14,850
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22		5,000	5,075
Community Health Systems, Inc.:
5.125% 8/15/18		30,000	30,525
8% 11/15/19		15,000	15,731
CONSOL Energy, Inc.:
8% 4/1/17		5,000	5,313
8.25% 4/1/20		15,000	16,088
Continental Airlines, Inc. 6.75% 9/15/15 (d)		15,000	15,450
Covanta Holding Corp. 7.25% 12/1/20		20,000	21,446
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		55,000	50,325
Crown Castle International Corp. 5.25% 1/15/23		5,000	4,600
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,550
Dana Holding Corp. 6.5% 2/15/19		15,000	15,938
DCP Midstream LLC 4.75% 9/30/21 (d)		100,000	100,915
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		8,794	9,541
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Denbury Resources, Inc. 4.625% 7/15/23		$ 10,000	$ 9,150
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		91,000	86,905
Discover Financial Services 3.85% 11/21/22		75,000	71,586
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		10,000	10,875
9.875% 4/15/18		5,000	5,300
Duke Realty LP 6.5% 1/15/18		67,000	77,099
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	4,800
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,600
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)		10,000	9,900
Energy Partners Ltd. 8.25% 2/15/18		20,000	21,100
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		5,000	5,425
ERP Operating LP 4.625% 12/15/21		73,000	77,089
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	84,375
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,588
Fifth Third Bancorp 8.25% 3/1/38		67,000	86,673
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,175
7.375% 6/15/19 (d)		10,000	10,525
12.625% 1/15/21		10,000	11,000
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)		5,000	4,538
FirstEnergy Corp. 7.375% 11/15/31		133,000	134,340
Forest Oil Corp. 7.5% 9/15/20		10,000	9,950
FTI Consulting, Inc. 6.75% 10/1/20		25,000	26,438
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,238
General Motors Co.:
3.5% 10/2/18 (d)		10,000	9,975
6.25% 10/2/43 (d)		10,000	9,850
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)		15,000	14,588
4.25% 5/15/23 (d)		20,000	18,275
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,250
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		30,000	28,613
HCA, Inc. 8% 10/1/18		5,000	5,750
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,363
8.125% 4/15/19		10,000	11,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HealthSouth Corp.:
7.25% 10/1/18		$ 14,000	$ 15,085
7.75% 9/15/22		15,000	16,088
Hertz Corp. 6.75% 4/15/19		30,000	31,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)(f)		15,000	15,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)		15,000	15,000
7.75% 1/15/16		18,000	18,585
8% 1/15/18		68,000	71,230
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	21,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)		30,000	31,575
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		30,000	29,325
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,000
Lennar Corp. 4.75% 12/15/17		40,000	41,100
Liberty Property LP 3.375% 6/15/23		52,000	48,091
Lucent Technologies, Inc.:
6.45% 3/15/29		20,000	16,900
6.5% 1/15/28		5,000	4,175
MasTec, Inc. 4.875% 3/15/23		10,000	9,375
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)		10,000	10,050
MGM Mirage, Inc.:
6.75% 10/1/20		5,000	5,250
7.625% 1/15/17		20,000	22,473
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	105,224
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)		5,000	5,100
NCR Corp. 4.625% 2/15/21		80,000	75,000
Netflix, Inc. 5.375% 2/1/21 (d)		25,000	24,813
NeuStar, Inc. 4.5% 1/15/23		20,000	17,950
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		5,000	4,813
NII Capital Corp. 7.625% 4/1/21		20,000	14,200
NiSource Finance Corp.:
4.45% 12/1/21		73,000	75,400
5.25% 2/15/43		67,000	64,372
NRG Energy, Inc. 7.625% 1/15/18		20,000	22,150
Nuance Communications, Inc. 5.375% 8/15/20 (d)		40,000	37,800
Oil States International, Inc. 6.5% 6/1/19		25,000	26,500
PNK Finance Corp. 6.375% 8/1/21 (d)		5,000	5,100
Prudential Financial, Inc. 4.5% 11/16/21		80,000	85,424
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc.:
5.625% 7/15/22		$ 20,000	$ 21,220
6% 9/1/21		10,000	10,907
6.5% 12/15/20		20,000	22,369
Regions Financial Corp. 7.75% 11/10/14		73,000	78,398
Reynolds American, Inc. 3.25% 11/1/22		100,000	92,091
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		40,000	40,150
8.5% 5/15/18 (c)		5,000	5,225
9.875% 8/15/19		10,000	10,850
Rite Aid Corp. 9.25% 3/15/20		40,000	45,400
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,025
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		13,000	13,975
Samson Investment Co. 10.25% 2/15/20 (d)		45,000	47,700
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,788
SemGroup Corp. 7.5% 6/15/21 (d)		30,000	30,600
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,938
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)		10,000	9,950
5.875% 10/1/20 (d)		10,000	10,088
SLM Corp.:
5.5% 1/15/19		5,000	4,951
8% 3/25/20		10,000	10,800
Sprint Capital Corp.:
6.875% 11/15/28		5,000	4,463
8.75% 3/15/32		5,000	5,081
Sprint Communications, Inc.:
7% 3/1/20 (d)		10,000	10,750
9% 11/15/18 (d)		25,000	29,313
Standard Pacific Corp.:
8.375% 1/15/21		20,000	22,500
10.75% 9/15/16		20,000	23,900
Starz LLC/Starz Finance Corp. 5% 9/15/19		10,000	9,900
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		20,000	18,850
6.125% 8/15/19		30,000	31,275
7.625% 3/15/20		30,000	32,438
Synovus Financial Corp.:
5.125% 6/15/17		10,000	10,125
7.875% 2/15/19		15,000	16,838
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (d)		$ 10,000	$ 10,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)		5,000	4,525
5.25% 5/1/23 (d)		24,000	23,520
7.875% 10/15/18		15,000	16,200
Tenet Healthcare Corp.:
6% 10/1/20 (d)		15,000	15,338
8.125% 4/1/22 (d)		20,000	20,875
Tenneco, Inc. 6.875% 12/15/20		15,000	16,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		5,000	5,025
The AES Corp.:
4.875% 5/15/23		25,000	23,375
7.375% 7/1/21		47,000	51,700
The Geo Group, Inc. 5.875% 1/15/22 (d)(f)		10,000	9,875
The William Carter Co. 5.25% 8/15/21 (d)		10,000	10,000
Toll Brothers Finance Corp. 4.375% 4/15/23		15,000	13,763
TransDigm, Inc.:
5.5% 10/15/20		15,000	14,700
7.5% 7/15/21 (d)		5,000	5,375
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		20,000	21,200
Triumph Group, Inc. 4.875% 4/1/21		5,000	4,813
Tronox Finance LLC 6.375% 8/15/20		15,000	14,850
TW Telecom Holdings, Inc. 5.375% 10/1/22		20,000	19,100
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		5,000	5,175
6.875% 12/1/18 (d)		10,000	10,575
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	105,487
6.55% 9/15/43		339,000	382,658
VPI Escrow Corp. 6.375% 10/15/20 (d)		60,000	62,400
Walter Energy, Inc. 8.5% 4/15/21 (d)		5,000	4,175
Western Refining, Inc. 6.25% 4/1/21		10,000	9,800
Whiting Petroleum Corp.:
5% 3/15/19		10,000	10,025
5.75% 3/15/21 (d)		15,000	15,338
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		10,000	10,850
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.: - continued
13.375% 10/15/19		$ 5,000	$ 5,663
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		5,000	5,025
TOTAL UNITED STATES OF AMERICA			4,485,078
TOTAL NONCONVERTIBLE BONDS (Cost $10,691,938)			10,759,934
Commercial Mortgage Securities - 4.0%

United States of America - 4.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		135,000	148,480
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		170,000	188,098
Series 2006-GG7 Class A4, 6.0564% 7/10/38 (i)		599,891	659,542
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		400,000	442,169
Series 2007-C32 Class A3, 5.9203% 6/15/49 (i)		225,000	252,799
Series 2007-C33 Class A4, 6.1227% 2/15/51 (i)		560,000	618,850
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,342,920)			2,309,938
Foreign Government and Government Agency Obligations - 70.9%

Australia - 4.7%
Australian Commonwealth:
5.5% 4/21/23	AUD	1,587,000	1,676,458
5.75% 5/15/21	AUD	550,000	585,031
5.75% 7/15/22	AUD	424,000	454,131
TOTAL AUSTRALIA			2,715,620
Belgium - 1.3%
Belgian Kingdom 2.25% 6/22/23	EUR	570,000	749,626
Brazil - 4.2%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)		200,000	200,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Brazil - continued
Brazilian Federative Republic:
Series F, 10% 1/1/19	BRL	1,300,000	$ 551,364
2.625% 1/5/23		500,000	438,750
10% 1/1/18	BRL	1,600,000	688,134
10% 1/1/23	BRL	1,300,000	533,502
TOTAL BRAZIL			2,411,750
Canada - 4.5%
Canadian Government:
1.5% 3/1/17 (h)	CAD	750,000	728,207
1.5% 6/1/23	CAD	300,000	265,394
2.75% 6/1/22 (g)	CAD	880,000	874,789
4% 6/1/41	CAD	168,000	191,287
Ontario Province 4.65% 6/2/41	CAD	200,000	212,135
Province of Quebec 4.25% 12/1/21	CAD	270,000	281,093
TOTAL CANADA			2,552,905
France - 11.8%
French Government:
OAT 3.25% 5/25/45	EUR	350,000	454,842
0.25% 11/25/15	EUR	1,050,000	1,416,898
1% 5/25/18	EUR	2,200,000	2,967,907
1% 11/25/18	EUR	1,450,000	1,940,498
TOTAL FRANCE			6,780,145
Germany - 1.3%
German Federal Republic:
2% 8/15/23	EUR	470,000	647,742
2.5% 7/4/44	EUR	80,000	105,912
TOTAL GERMANY			753,654
Japan - 5.3%
Japan Government:
0.7% 12/20/22	JPY	25,100,000	256,720
0.8% 6/20/23	JPY	35,000,000	360,282
1.6% 3/20/33	JPY	43,100,000	442,075
1.7% 3/20/32	JPY	80,250,000	842,802
1.7% 12/20/32	JPY	27,150,000	283,251
1.8% 3/20/43	JPY	33,050,000	342,928
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Japan - continued
Japan Government: - continued
1.8% 9/20/43	JPY	30,000,000	$ 310,925
2% 3/20/42	JPY	17,000,000	184,551
TOTAL JAPAN			3,023,534
Korea (South) - 3.7%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,448,844
3% 3/10/23	KRW	730,000,000	658,185
TOTAL KOREA (SOUTH)			2,107,029
Malaysia - 0.5%
Malaysian Government 3.48% 3/15/23	MYR	1,040,000	311,479
Mexico - 11.4%
United Mexican States:
6.5% 6/10/21	MXN	4,570,000	365,173
7.5% 6/3/27	MXN	6,990,000	584,357
7.75% 12/14/17	MXN	11,140,000	950,066
8% 12/17/15	MXN	37,440,000	3,106,245
8% 12/7/23	MXN	14,620,000	1,276,785
8.5% 5/31/29	MXN	2,550,000	227,423
TOTAL MEXICO			6,510,049
Netherlands - 3.9%
Dutch Government 1.75% 7/15/23 (Reg. S)	EUR	1,715,000	2,236,123
Singapore - 2.2%
Republic of Singapore:
3% 9/1/24	SGD	900,000	745,444
3.25% 9/1/20	SGD	620,000	535,560
TOTAL SINGAPORE			1,281,004
South Africa - 0.8%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	293,316
6.75% 3/31/21	ZAR	1,400,000	134,949
TOTAL SOUTH AFRICA			428,265
Spain - 2.4%
Spanish Kingdom 4.4% 10/31/23 (d)	EUR	1,000,000	1,363,394
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Sweden - 4.0%
Swedish Kingdom 3.75% 8/12/17	SEK	13,680,000	$ 2,303,039
United Kingdom - 8.9%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	810,000	1,294,063
1.75% 1/22/17	GBP	300,000	497,953
3.75% 9/7/19	GBP	550,000	988,196
4.25% 6/7/32	GBP	140,000	256,915
4.5% 3/7/19	GBP	100,000	185,715
4.5% 12/7/42	GBP	280,000	538,588
5% 3/7/18	GBP	700,000	1,311,408
TOTAL UNITED KINGDOM			5,072,838
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,848,964)			40,600,454
Floating Rate Loans - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		10,000	10,163
First Data Corp. term loan 4.1795% 3/24/18 (i)		15,000	14,888
TOTAL FLOATING RATE LOANS (Cost $24,732)			25,051
Preferred Securities - 0.9%

Germany - 0.4%
RWE AG 4.625% (e)(i)	150,000	205,438
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(i)	220,000	311,985
TOTAL PREFERRED SECURITIES (Cost $515,645)		517,423
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,456,596)	2,456,596	2,456,596
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate 1.05%	11/20/13	EUR	2,100,000	$ 12,021
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 19 Index expiring June 2018 exercise rate 1.05%	10/16/13	EUR	2,100,000	2,554
TOTAL PURCHASED SWAPTIONS (Cost $19,875)				14,575
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $56,900,670)	56,683,971
NET OTHER ASSETS (LIABILITIES) - 1.1%	607,458
NET ASSETS - 100%	$ 57,291,429
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
4 Eurex 30 Year Euro-Buxl Index Contracts (Germany)	Dec. 2013	$ 679,131	$ 19,693
11 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2013	2,090,830	44,185
3 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2013	535,791	5,096
TOTAL BOND INDEX CONTRACTS		3,305,752	68,974
Treasury Contracts
1 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	121,047	1,781
TOTAL PURCHASED		3,426,799	70,755
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
10 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2013	$ 1,683,487	$ (21,398)
Treasury Contracts
46 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	5,813,969	(101,637)
5 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	1,101,328	(5,718)
1 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	133,375	(2,707)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	426,281	(13,267)
TOTAL TREASURY CONTRACTS		7,474,953	(123,329)
TOTAL SOLD		9,158,440	(144,727)
		$ 12,585,239	$ (73,972)

The face value of futures purchased as a percentage of net assets is 6%

The face value of futures sold as a percentage of net assets is 16%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/13	ZAR	Barclays Bank PLC, London	Sell	7,315,933	$ 723,726	$ (4,934)
10/2/13	JPY	Barclays Bank PLC, London	Buy	30,631,553	312,169	(540)
10/2/13	ZAR	Barclays Bank PLC, London	Sell	169,125	16,805	(39)
12/11/13	AUD	Barclays Bank PLC, London	Sell	46,000	42,817	107
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	AUD	Credit Suisse Intl.	Sell	572,000	$ 523,761	$ (7,324)
12/11/13	BRL	Barclays Bank PLC, London	Sell	124,000	54,818	(215)
12/11/13	BRL	Barclays Bank PLC, London	Sell	1,555,000	675,940	(14,191)
12/11/13	BRL	Deutsche Bank AG	Sell	2,422,000	1,029,762	(45,155)
12/11/13	CAD	Citibank NA	Sell	186,000	178,725	(1,518)
12/11/13	CAD	Deutsche Bank AG	Buy	21,000	20,256	94
12/11/13	CHF	Barclays Bank PLC, London	Buy	1,077,000	1,150,181	41,464
12/11/13	CHF	Barclays Bank PLC, London	Sell	29,000	32,088	1
12/11/13	CLP	Barclays Bank PLC, London	Buy	140,352,000	276,283	(1,076)
12/11/13	CLP	Deutsche Bank AG	Buy	48,361,000	94,060	768
12/11/13	CLP	Goldman Sachs Bank USA	Buy	139,100,000	270,992	1,761
12/11/13	CZK	Barclays Bank PLC, London	Buy	5,723,000	292,702	8,828
12/11/13	DKK	Barclays Bank PLC, London	Buy	3,025,000	535,465	13,606
12/11/13	DKK	Barclays Bank PLC, London	Sell	137,000	24,879	12
12/11/13	EUR	Barclays Bank PLC, London	Buy	267,000	361,617	(337)
12/11/13	EUR	Barclays Bank PLC, London	Sell	47,000	63,633	37
12/11/13	EUR	Barclays Bank PLC, London	Sell	138,000	182,426	(4,302)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
12/11/13	EUR	Barclays Bank PLC, London	Sell	332,000	$ 448,951	$ (281)
12/11/13	EUR	Credit Suisse Intl.	Buy	7,111,000	9,386,548	235,396
12/11/13	EUR	Deutsche Bank AG	Buy	713,000	946,151	18,614
12/11/13	EUR	Deutsche Bank AG	Sell	115,000	155,030	(577)
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	485,000	647,447	8,810
12/11/13	GBP	Barclays Bank PLC, London	Sell	94,000	147,452	(4,643)
12/11/13	GBP	Citibank NA	Sell	1,922,000	3,009,948	(99,909)
12/11/13	GBP	Credit Suisse Intl.	Sell	224,000	359,674	(2,766)
12/11/13	GBP	Deutsche Bank AG	Sell	118,000	188,841	(2,087)
12/11/13	GBP	JPMorgan Chase Bank	Sell	102,000	162,103	(2,936)
12/11/13	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	696,000	1,110,558	15,592
12/11/13	JPY	Barclays Bank PLC, London	Buy	1,500,000	15,109	158
12/11/13	JPY	Barclays Bank PLC, London	Buy	11,200,000	113,818	180
12/11/13	JPY	Barclays Bank PLC, London	Buy	56,000,000	573,999	(4,013)
12/11/13	JPY	Barclays Bank PLC, London	Sell	51,500,000	522,043	(2,141)
12/11/13	JPY	Deutsche Bank AG	Sell	12,400,000	123,734	(2,477)
12/11/13	JPY	Goldman Sachs Bank USA	Buy	55,500,000	563,092	1,805
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
12/11/13	JPY	Goldman Sachs Bank USA	Buy	767,500,000	$ 7,724,219	$ 87,642
12/11/13	KRW	Barclays Bank PLC, London	Buy	820,600,000	752,983	10,668
12/11/13	KRW	Goldman Sachs Bank USA	Sell	522,850,000	479,745	(6,820)
12/11/13	KRW	Morgan Stanley Cap. Svcs. LLC	Sell	600,000,000	555,298	(3,062)
12/11/13	MXN	Barclays Bank PLC, London	Buy	1,278,000	96,628	428
12/11/13	MXN	Barclays Bank PLC, London	Sell	636,000	48,038	(262)
12/11/13	MXN	Barclays Bank PLC, London	Sell	1,082,000	84,030	1,859
12/11/13	MXN	Barclays Bank PLC, London	Sell	8,102,000	611,911	(3,382)
12/11/13	MXN	Citibank NA	Sell	29,531,000	2,224,139	(18,544)
12/11/13	MXN	Deutsche Bank AG	Sell	10,361,000	786,612	(237)
12/11/13	MYR	Barclays Bank PLC, London	Buy	103,000	31,489	126
12/11/13	MYR	Goldman Sachs Bank USA	Buy	369,000	111,581	1,678
12/11/13	MYR	Goldman Sachs Bank USA	Buy	1,792,000	545,759	4,272
12/11/13	MYR	Morgan Stanley Cap. Svcs. LLC	Sell	900,000	283,286	7,043
12/11/13	NOK	Citibank NA	Buy	1,417,000	232,254	2,750
12/11/13	NZD	Citibank NA	Buy	331,000	263,447	10,084
12/11/13	PLN	Barclays Bank PLC, London	Sell	1,800,000	572,639	(1,265)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/(Depreciation)
12/11/13	PLN	Citibank NA	Buy	2,153,000	$ 661,988	$ 24,465
12/11/13	SEK	Citibank NA	Sell	14,548,000	2,192,105	(67,761)
12/11/13	SEK	Credit Suisse Intl.	Buy	4,923,000	771,769	(7,037)
12/11/13	SGD	Barclays Bank PLC, London	Sell	86,000	68,697	140
12/11/13	SGD	Citibank NA	Sell	1,945,000	1,529,232	(21,267)
12/11/13	SGD	Credit Suisse Intl.	Buy	833,000	665,481	(1,437)
12/11/13	SGD	Deutsche Bank AG	Buy	36,000	28,400	298
12/11/13	THB	JPMorgan Chase Bank	Buy	19,051,000	587,450	21,473
12/11/13	TRY	Citibank NA	Sell	567,000	273,050	(3,985)
12/11/13	ZAR	Barclays Bank PLC, London	Buy	7,172,000	702,217	4,432
12/11/13	ZAR	Barclays Bank PLC, London	Sell	413,000	40,617	(76)
12/11/13	ZAR	Citibank NA	Sell	959,000	94,681	192
12/11/13	ZAR	Goldman Sachs Bank USA	Sell	2,750,000	279,162	8,208
12/11/13	ZAR	JPMorgan Chase Bank	Sell	4,284,000	430,942	8,844
						$ 205,239
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty(2)	Fixed Payment Received/ (Paid)	Notional Amount(1)		Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX N.A. High Yield 5-Year Series 21 Index	Dec. 2018	CME	(5%)		$ 2,000,000	$ (2,899)	$ 0	$ (2,899)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	6,217	(20,789)	(14,572)
Kering SA	Dec. 2017	Credit Suisse Intl.	(1%)	EUR	150,000	(2,557)	(1,911)	(4,468)
Next PLC	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(3,717)	(957)	(4,674)
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	2,642	(7,685)	(5,043)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	200,000	3,661	(4,599)	(938)
TOTAL CREDIT DEFAULT SWAPS						$ 3,347	$ (35,941)	$ (32,594)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,839,054 or 6.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,686.
(h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $101,949.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,857
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 10,759,934	$ -	$ 10,759,934	$ -
Commercial Mortgage Securities	2,309,938	-	2,309,938	-
Foreign Government and Government Agency Obligations	40,600,454	-	40,600,454	-
Floating Rate Loans	25,051	-	25,051	-
Preferred Securities	517,423	-	517,423	-
Money Market Funds	2,456,596	2,456,596	-	-
Purchased Swaptions	14,575	-	14,575	-
Total Investments in Securities:	$ 56,683,971	$ 2,456,596	$ 54,227,375	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 541,835	$ -	$ 541,835	$ -
Futures Contracts	70,755	70,755	-	-
Swaps	12,520	-	12,520	-
Total Assets	$ 625,110	$ 70,755	$ 554,355	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Foreign Currency Contracts	$ (336,596)	$ -	$ (336,596)	$ -
Futures Contracts	(144,727)	(144,727)	-	-
Swaps	(9,173)	-	(9,173)	-
Total Liabilities	$ (490,496)	$ (144,727)	$ (345,769)	$ -
Total Other Derivative Instruments:	$ 134,614	$ (73,972)	$ 208,586	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $56,896,757. Net unrealized depreciation aggregated $212,786, of which $1,116,457 related to appreciated investment securities and $1,329,243 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts. The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption Futures Contracts. The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions Purchased Options, Purchased Swaptions, Written Options and Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.
Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013